                                                         RUSSELL INSURANCE FUNDS

---------------
INSURANCE FUNDS
---------------

2002 Semiannual Report

MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-US FUND

CORE BOND FUND

REAL ESTATE SECURITIES FUND

June 30, 2002

                                                 [LOGO OF FRANK RUSSELL COMPANY]

RUSSELL INSURANCE FUNDS


Russell Insurance Funds is a "series mutual fund" with five different investment portfolios. These financial statements report on five Funds, each of which has distinct investment objectives and strategies.


FRANK RUSSELL INVESTMENT
MANAGEMENT COMPANY


Responsible for overall management and administration of the Funds.


FRANK RUSSELL COMPANY


Consultant to Frank Russell Investment Management Company.

                             RUSSELL INSURANCE FUNDS

                                SEMIANNUAL REPORT

                            JUNE 30, 2002 (UNAUDITED)

            TABLE OF CONTENTS

                                                                     Page
Multi-Style Equity Fund ...........................................    2
Aggressive Equity Fund ............................................   13
Non-U.S. Fund .....................................................   28
Core Bond Fund ....................................................   42
Real Estate Securities Fund .......................................   53
Notes to Statement of Net Assets ..................................   59
Notes to Financial Statements .....................................   60
Manager, Money Managers and Service Providers .....................   68

RUSSELL INSURANCE FUNDS
Copyright (c) Frank Russell Company 2002. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company is the owner of the trademarks, service marks, and copyrights related to its indexes. This material must be accompanied or preceded by a current Russell Insurance Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International markets entail different risks than those typically associated with domestic markets, including currency fluctuations, political and economic instability, accounting changes and foreign taxation. Securities may be less liquid and more volitile. Please see the Prospectus for further detail. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF RUSSELL INSURANCE FUNDS.

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
COMMON STOCKS - 94.1%
AUTO AND TRANSPORTATION - 3.3%
Airborne, Inc.                                               2,100           40
American Axle & Manufacturing
  Holdings, Inc. (AE)                                        1,160           34
AMR Corp. (AE)                                               4,270           72
ArvinMeritor, Inc.                                           2,150           52
Autoliv, Inc.                                                8,800          222
BorgWarner, Inc.                                             2,300          133
Burlington Northern Santa Fe Corp.                          29,060          872
CNF, Inc.                                                    3,000          114
Cooper Tire & Rubber Co.                                       530           11
CSX Corp.                                                      900           32
Dana Corp.                                                  24,000          445
Delphi Corp.                                                 4,360           58
Expeditors International Washington, Inc.                    1,680           56
FedEx Corp.                                                  6,040          323
Ford Motor Co.                                              38,549          617
General Motors Corp.                                        16,568          886
Genuine Parts Co.                                            5,200          181
Goodyear Tire & Rubber Co. (The)                             6,200          116
Harley-Davidson, Inc.                                       23,860        1,223
Lear Corp. (AE)                                              2,200          102
Norfolk Southern Corp.                                       9,400          220
Paccar, Inc.                                                 7,500          333
Southwest Airlines Co.                                      17,675          286
Tidewater, Inc.                                              6,990          230
TRW, Inc.                                                    5,260          300
Union Pacific Corp.                                          4,320          273
United Parcel Service, Inc. Class B                            600           37
Visteon Corp.                                               18,950          269
                                                                     ----------
                                                                          7,537
                                                                     ----------
CONSUMER DISCRETIONARY - 14.3%
AOL Time Warner, Inc. (AE)                                  42,220          621
Apollo Group, Inc. Class A (AE)                             14,300          564
Applebees International, Inc.                                  750           17
Autonation, Inc. (AE)                                        4,600           67
Autozone, Inc. (AE)                                          5,400          417
Avon Products, Inc.                                          8,400          439
Banta Corp.                                                    810           29
Bed Bath & Beyond, Inc. (AE)                                13,800          521
Best Buy Co., Inc. (AE)                                      8,200          298
Big Lots, Inc.                                               1,700           33
BJ's Wholesale Club, Inc. (AE)                               6,550          252
Black & Decker Corp.                                         2,590          125
Callaway Golf Co.                                            4,000           63
Carnival Corp.                                               6,700          186
CBRL Group, Inc.                                            11,000          336
CDW Computer Centers, Inc. (AE)                              2,000           94
Cendant Corp. (AE)                                          47,820          759
Charming Shoppes (AE)                                        3,100           27
Cheesecake Factory (The) (AE)                                  120            4
Chico's FAS, Inc. (AE)                                       8,500          309
Christopher & Banks Corp. (AE)                                 500           21
Circuit City Stores, Inc. -
  Circuit City Group                                           100            2
Claire's Stores, Inc.                                        1,500           34
Clear Channel Communications, Inc. (AE)                     12,840          411
Convergys Corp. (AE)                                           780           15
COX Radio, Inc. Class A (AE)                                   800           19
Darden Restaurants, Inc.                                    15,555          384
Dillard's, Inc. Class A                                      3,700           97
Dollar Tree Stores, Inc. (AE)                                2,200           87
DoubleClick, Inc. (AE)                                       1,990           15
Eastman Kodak Co.                                            5,700          166
eBay, Inc. (AE)                                             14,100          869
Electronic Arts, Inc. (AE)                                  11,600          766
Estee Lauder Cos., Inc. Class A                              4,000          141
Expedia, Inc. Class A (AE)                                     110            7
Family Dollar Stores                                         4,690          165
Fastenal Co.                                                 9,300          358
Federated Department Stores (AE)                            10,066          400
Fred's, Inc.                                                 1,000           37
Furniture Brands International, Inc. (AE)                      710           21
Gannett Co., Inc.                                           11,210          851
Gemstar-TV Guide International, Inc. (AE)                    2,460           13
Gillette Co. (The)                                           7,300          247
GTECH Holdings Corp. (AE)                                    2,900           74
Harrah's Entertainment, Inc. (AE)                            2,050           91
Hilton Hotels Corp.                                          7,100           99
Home Depot, Inc.                                            65,100        2,391
Interpublic Group Cos., Inc.                                 5,100          126
JC Penney Co., Inc. Holding Co.                              3,500           77
Jones Apparel Group, Inc. (AE)                               1,343           50
Kelly Services, Inc. Class A                                   250            7
Kimberly-Clark Corp.                                         6,900          428
Knight-Ridder, Inc.                                          3,850          242
Kohl's Corp. (AE)                                           39,800        2,789
La-Z-Boy, Inc. Class C                                       1,400           35
Lamar Advertising Co. (AE)                                   2,700          100
Landry's Restaurants, Inc.                                   1,400           36
Leggett & Platt, Inc.                                        3,370           79
Liberty Media Corp. Class A (AE)                            51,830          518
Limited Brands                                              27,450          585
Lowe's Cos., Inc.                                           12,700          577
Manpower, Inc.                                               5,000          184
Marriott International, Inc. Class A                         5,100          194
Mattel, Inc.                                                 5,050          106
May Department Stores Co. (The)                             11,650          384
Maytag Corp.                                                   700           30
McDonald's Corp.                                            16,310          464

2 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Men's Wearhouse, Inc. (AE)                                   1,400           36
MGM Mirage (AE)                                              2,300           78
Michaels Stores, Inc. (AE)                                   5,000          195
Monsanto Co.                                                 3,900           69
Nautilus Group, Inc. (AE)                                      500           15
New York Times Co. Class A                                   3,500          180
Newell Rubbermaid, Inc.                                      1,100           39
Nike, Inc. Class B                                           1,300           70
Nordstrom, Inc.                                              1,300           29
Office Depot, Inc. (AE)                                      4,400           74
Omnicom Group                                                  200            9
Park Place Entertainment Corp. (AE)                          9,960          102
Petco Animal Supplies, Inc. New (AE)                         6,000          149
Petsmart, Inc. (AE)                                          2,600           42
Pier 1 Imports, Inc.                                         1,400           29
Pittston Brink's Group                                       1,447           35
Pixar, Inc. (AE)                                             3,300          146
RadioShack Corp.                                             5,230          157
RR Donnelley & Sons Co.                                      5,110          141
Sears Roebuck and Co.                                        8,300          451
Service Corp. International (AE)                            28,300          137
ServiceMaster Co. (The)                                     12,402          170
Snap-On, Inc.                                                  600           18
Stanley Works (The)                                          2,500          103
Staples, Inc. (AE)                                           1,890           37
Starbucks Corp. (AE)                                        10,700          266
Starwood Hotels & Resorts
  Worldwide, Inc.                                            7,920          260
Target Corp.                                                26,400        1,006
Tech Data Corp. (AE)                                           390           15
THQ, Inc. (AE)                                               1,300           39
Ticketmaster Class B (AE)                                      460            9
Tiffany & Co.                                                  700           25
TJX Cos., Inc.                                              24,600          482
Toys R US, Inc. (AE)                                         2,200           38
USA Interactive (AE)                                         9,050          212
VF Corp.                                                     7,890          309
Viacom, Inc. Class B (AE)                                   53,189        2,360
Wal-Mart Stores, Inc.                                       57,840        3,182
Wallace Computer Services, Inc.                              1,290           28
Walt Disney Co.                                             65,610        1,240
Washington Post Class B                                         10            5
Waste Management, Inc.                                       7,440          194
Wendy's International, Inc.                                  6,200          247
Westwood One, Inc. (AE)                                      2,680           90
Whirlpool Corp.                                              1,810          118
Williams-Sonoma, Inc. (AE)                                   3,200           98
Yum! Brands, Inc. (AE)                                       2,370           69
                                                                     ----------
                                                                         32,756
                                                                     ----------
CONSUMER STAPLES - 8.3%
Albertson's, Inc.                                            8,800          268
Anheuser-Busch Cos., Inc.                                   26,400        1,320
Church & Dwight, Inc.                                          800           25
Clorox Co.                                                  14,800          612
Coca-Cola Co. (The)                                         40,100        2,246
Coca-Cola Enterprises, Inc.                                 10,800          238
Colgate-Palmolive Co.                                        8,260          413
Conagra Foods, Inc.                                         39,920        1,104
Coors (Adolph) Class B                                         800           50
CVS Corp.                                                   14,970          458
Dean Foods Co. (AE)                                            500           19
Dial Corp. (The)                                             8,070          162
Dole Food Co.                                                1,520           44
Hershey Foods Corp.                                          1,660          104
HJ Heinz Co.                                                 2,700          111
Hormel Foods Corp.                                           6,780          162
Interstate Bakeries                                          1,150           33
Kellogg Co.                                                  8,700          312
Kraft Foods, Inc. Class A                                    8,800          360
Kroger Co. (AE)                                              1,750           35
Pepsi Bottling Group, Inc.                                  11,100          342
PepsiAmericas, Inc.                                          5,210           78
PepsiCo, Inc.                                               38,762        1,868
Philip Morris Cos., Inc.                                    54,970        2,401
Procter & Gamble Co.                                        37,240        3,326
RJ Reynolds Tobacco Holdings, Inc.                           7,470          402
Ruddick Corp.                                                1,220           21
Sara Lee Corp.                                               7,600          157
Sensient Technologies Corp.                                    900           20
Smithfield Foods, Inc. (AE)                                  2,530           47
Supervalu, Inc.                                             15,520          381
Sysco Corp.                                                  2,400           65
Tyson Foods, Inc. Class A                                    4,400           68
Unilever NV                                                    600           39
Universal Corp.                                                500           18
UST, Inc.                                                      900           31
Walgreen Co.                                                40,860        1,578
WM Wrigley Jr Co.                                              600           33
                                                                     ----------
                                                                         18,951
                                                                     ----------
FINANCIAL SERVICES - 22.6%
ACE, Ltd.                                                   11,060          349
Aetna, Inc.                                                 10,500          504
Affiliated Managers Group (AE)                                 600           37
Aflac, Inc.                                                 11,650          373
AG Edwards, Inc.                                             1,040           40
Alexandria Real Estate Equities, Inc. (Yen)                    500           25
Allmerica Financial Corp.                                      110            5
Allstate Corp. (The)                                        15,130          560
AMBAC Financial Group, Inc.                                  4,320          290

                                                       Multi-Style Equity Fund 3

MULTI-STYLE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
American Express Co.                                        26,810          974
American Financial Group, Inc.                                 900           22
American International Group                                30,705        2,095
AmSouth Bancorp                                             19,010          425
Annaly Mortgage Management, Inc.                             1,830           35
AON Corp.                                                      660           19
Apartment Investment & Management Co.
  Class A (Yen)                                              2,170          107
Associated Banc-Corp                                           396           15
Bank of America Corp.                                       45,649        3,212
Bank of New York Co., Inc.                                   1,530           52
Bank One Corp.                                              33,220        1,278
BB&T Corp.                                                   5,290          204
Bear Stearns Cos., Inc. (The)                                1,900          116
Berkshire Hathaway, Inc. Class B (AE)                          220          491
BISYS Group, Inc. (The) (AE)                                10,000          333
Capital One Financial Corp.                                 12,550          766
CarrAmerica Realty Corp. (Yen)                               1,645           51
Charles Schwab Corp. (The)                                   3,000           34
Charter One Financial, Inc.                                  1,361           47
Chubb Corp.                                                  3,680          261
Cigna Corp.                                                  3,100          302
Citigroup, Inc.                                            137,543        5,329
CNA Financial Corp. (AE)                                     1,600           42
Colonial BancGroup, Inc. (The)                                 270            4
Comerica, Inc.                                               3,080          189
Commerce Bancshares, Inc.                                       80            4
Compass Bancshares, Inc.                                       870           29
Concord EFS, Inc. (AE)                                      27,840          839
Countrywide Credit Industries, Inc.                          7,100          343
Crescent Real Estate Equities Co. (Yen)                      1,020           19
Deluxe Corp.                                                 5,520          215
DST Systems, Inc. (AE)                                         190            9
Duke Realty Corp. (Yen)                                      6,310          183
Equifax, Inc.                                                  160            4
Equity Office Properties Trust (Yen)                        14,804          446
Equity Residential Properties Trust (Yen)                    7,700          221
Fannie Mae                                                  25,890        1,909
Federated Investors, Inc. Class B                            2,810           97
Fidelity National Financial, Inc.                              374           12
Fifth Third Bancorp                                          4,400          293
First Data Corp.                                            45,690        1,700
FirstMerit Corp.                                               160            4
Fiserv, Inc. (AE)                                            3,000          110
FleetBoston Financial Corp.                                 35,920        1,162
Franklin Resources, Inc.                                     5,100          217
Freddie Mac                                                 35,250        2,157
Fulton Financial Corp.                                         965           18
Golden State Bancorp, Inc.                                   7,080          257
Golden West Financial Corp.                                  3,620          249
Goldman Sachs Group, Inc.                                   19,050        1,397
Greenpoint Financial Corp.                                   1,560           77
H&R Block, Inc.                                              1,300           60
Hartford Financial Services Group, Inc.                      3,080          183
Hibernia Corp. Class A                                       2,000           40
Highwoods Properties, Inc. (Yen)                               520           14
Hilb Rogal & Hamilton Co.                                    1,100           50
Household International, Inc.                               22,930        1,140
Huntington Bancshares, Inc.                                 14,600          284
iStar Financial, Inc. (Yen)                                    300            9
Jefferson-Pilot Corp.                                        2,420          114
John Hancock Financial Services, Inc.                        5,810          205
JP Morgan Chase & Co.                                       57,820        1,961
Keycorp                                                     21,070          575
Lehman Brothers Holdings, Inc.                              10,900          681
Lincoln National Corp.                                       1,890           79
Loews Corp.                                                  3,080          163
Marsh & McLennan Cos., Inc.                                    400           39
MBIA, Inc.                                                   1,625           92
MBNA Corp.                                                  45,570        1,507
Merrill Lynch & Co., Inc.                                   37,890        1,535
Metlife, Inc.                                               10,300          297
Moody's Corp.                                                6,796          338
Morgan Stanley                                              26,410        1,138
National City Corp.                                         20,060          667
National Commerce Financial Corp.                              810           21
Nationwide Financial Services, Inc.
  Class A                                                      110            4
Old National Bancorp                                           180            5
Old Republic International Corp.                             3,670          116
PMI Group, Inc. (The)                                          500           19
PNC Financial Services Group, Inc.                           5,260          275
Popular, Inc.                                                  390           13
Principal Financial Group New (AE)                           8,000          248
Progressive Corp. (The)                                      2,300          133
Protective Life Corp.                                          560           19
Providian Financial Corp.                                    1,080            6
Radian Group, Inc.                                             200           10
Regions Financial Corp.                                      8,290          291
Safeco Corp.                                                 4,800          148
Simon Property Group, Inc. (Yen)                             4,560          168
SLM Corp.                                                    2,800          271
SouthTrust Corp.                                            16,880          441
St. Paul Cos.                                                2,490           97
Stilwell Financial, Inc.                                     1,700           31
Sungard Data Systems, Inc. (AE)                              2,210           59
SunTrust Banks, Inc.                                         3,100          210
T Rowe Price Group, Inc.                                       910           30
Torchmark Corp.                                              3,120          119
Travelers Property Casualty Corp.
  Class A New (AE)                                          11,300          200
Trizec Properties, Inc. (Yen)                                  370            6

4 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Union Planters Corp.                                         3,255          105
UnionBanCal Corp.                                            4,200          197
United Dominion Realty Trust, Inc. (Yen)                     2,700           43
UnumProvident Corp.                                          6,830          174
US Bancorp                                                  41,753          975
Wachovia Corp.                                              40,470        1,545
Washington Federal, Inc.                                       135            3
Washington Mutual, Inc.                                     50,382        1,870
Wells Fargo & Co.                                           33,798        1,692
Willis Group Holdings, Ltd. New (AE)                         6,000          197
XL Capital, Ltd. Class A                                     1,620          137
                                                                     ----------
                                                                         51,606
                                                                     ----------
HEALTH CARE - 12.7%
Abbott Laboratories                                          6,110          230
AdvancePCS (AE)                                                800           19
Allergan, Inc.                                               3,700          247
AmerisourceBergen Corp.                                      7,700          585
Amgen, Inc. (AE)                                            11,500          482
Anthem, Inc. New (AE)                                        3,000          202
Apria Healthcare Group, Inc. (AE)                              370            8
Barr Laboratories, Inc. (AE)                                 1,550           98
Baxter International, Inc.                                  25,580        1,137
Becton Dickinson & Co.                                       4,130          142
Bio-Rad Laboratories, Inc. Class A (AE)                        600           27
Boston Scientific Corp. (AE)                                24,637          722
Bristol-Myers Squibb Co.                                     9,320          240
Cardinal Health, Inc.                                       16,540        1,016
Celgene Corp. (AE)                                           1,900           29
Cerner Corp. (AE)                                              500           24
Charles River Laboratories
  International, Inc. (AE)                                   2,500           88
CR Bard, Inc.                                                1,330           75
CuraGen Corp. (AE)                                             770            4
DaVita, Inc. (AE)                                            2,126           51
Eli Lilly & Co.                                              2,500          141
First Health Group Corp. (AE)                                3,700          104
ForeSt. Laboratories, Inc. (AE)                              7,680          544
Gilead Sciences, Inc. (AE)                                   7,000          230
Guidant Corp. (AE)                                           3,400          103
HCA, Inc.                                                   24,680        1,172
Health Management Associates, Inc.
  Class A (AE)                                               9,300          187
Healthsouth Corp. (AE)                                       4,350           56
ICOS Corp. (AE)                                                500            8
Johnson & Johnson                                           74,690        3,903
King Pharmaceuticals, Inc. (AE)                                750           17
Laboratory Corp. Of America
  Holdings (AE)                                             11,800          539
McKesson Corp.                                               7,100          232
Medimmune, Inc. (AE)                                         1,720           45
Medtronic, Inc.                                             37,260        1,597
Merck & Co., Inc.                                           12,500          633
Mylan Laboratories                                           1,281           40
Novartis AG - ADR                                           11,500          504
Oxford Health Plans (AE)                                     4,440          206
Pfizer, Inc.                                               156,407        5,473
Pharmaceutical Product
  Development, Inc. (AE)                                     8,950          236
Pharmacia Corp.                                              9,054          339
Quest Diagnostics (AE)                                       4,000          344
Schering-Plough Corp.                                        3,530           87
St. Jude Medical, Inc. (AE)                                  5,500          406
Steris Corp. (AE)                                            2,540           49
Stryker Corp.                                                4,600          246
Tenet Healthcare Corp. (AE)                                 23,840        1,706
Trigon Healthcare, Inc. (AE)                                 2,070          208
UnitedHealth Group, Inc.                                    23,160        2,120
Varian Medical Systems, Inc. (AE)                              700           28
Watson Pharmaceuticals, Inc. (AE)                            1,690           43
Wellpoint Health Networks (AE)                              10,700          833
Wyeth                                                       23,190        1,187
                                                                     ----------
                                                                         28,992
                                                                     ----------
INTEGRATED OILS - 4.3%
Amerada Hess Corp.                                           3,150          260
BP PLC - ADR                                                11,000          555
ChevronTexaco Corp.                                         22,525        1,993
Conoco, Inc.                                                15,022          418
Exxon Mobil Corp.                                          108,670        4,446
Kerr-McGee Corp.                                             2,033          109
Marathon Oil Corp.                                          16,930          459
Occidental Petroleum Corp.                                  20,920          627
Phillips Petroleum Co.                                      16,880          994
Unocal Corp.                                                 1,500           55
                                                                     ----------
                                                                          9,916
                                                                     ----------
MATERIALS AND PROCESSING - 3.9%
Air Products & Chemicals, Inc.                               5,510          278
Albany International Corp. Class A                           1,550           42
Albemarle Corp.                                                640           20
Alcan, Inc.                                                    230            9
Alcoa, Inc.                                                 11,160          370
Archer-Daniels-Midland Co.                                  16,494          211
Ashland, Inc.                                                7,500          304
Avery Dennison Corp.                                           300           19
Ball Corp.                                                   3,810          158
Barrick Gold Corp.                                             480            9
Bemis Co.                                                      600           29
Boise Cascade Corp.                                          3,610          125
Cabot Corp.                                                    140            4
Carpenter Technology                                           340           10

                                                       Multi-Style Equity Fund 5

MULTI-STYLE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Catellus Development Corp. (AE)                              8,260          169
Dow Chemical Co. (The)                                      26,671          917
Du Pont (E.I.) de Nemours & Co.                             15,314          680
Dycom Industries, Inc. (AE)                                    320            4
Eastman Chemical Co.                                         3,000          141
Ecolab, Inc.                                                 2,200          102
Engelhard Corp.                                              6,061          172
Harsco Corp.                                                   140            5
International Paper Co.                                     13,300          580
Lafarge North America, Inc.                                  1,580           56
Lubrizol Corp.                                                 810           27
Masco Corp.                                                 15,640          424
MeadWestvaco Corp.                                           4,372          147
Nucor Corp.                                                 16,000        1,041
Packaging Corp. of America (AE)                              1,290           26
Pactiv Corp. (AE)                                            6,250          149
Placer Dome, Inc.                                              890           10
PPG Industries, Inc.                                         3,830          237
Praxair, Inc.                                                6,700          382
Precision Castparts Corp.                                      990           33
Rayonier, Inc.                                                 390           19
Ribapharm, Inc. New (AE)                                    11,700          106
Rohm & Haas Co.                                              9,400          381
Schulman (A.), Inc.                                          1,210           26
Sealed Air Corp. (AE)                                        2,300           93
Sherwin-Williams Co. (The)                                  13,500          404
Smurfit-Stone Container Corp. (AE)                          17,150          264
Sonoco Products Co.                                          2,470           70
Temple-Inland, Inc.                                          1,100           64
Tyco International, Ltd.                                     9,650          130
United States Steel Corp.                                   14,030          279
Vulcan Materials Co.                                         1,370           60
Weyerhaeuser Co.                                               920           59
Worthington Industries                                       4,640           84
York International Corp.                                     2,037           69
                                                                     ----------
                                                                          8,998
                                                                     ----------
MISCELLANEOUS - 2.9%
Alcon, Inc.                                                  6,000          206
Crane Co.                                                    1,240           31
Eaton Corp.                                                  2,410          175
Fortune Brands, Inc.                                        11,270          631
General Electric Co.                                       129,970        3,776
Georgia-Pacific Corp.                                       10,780          265
Honeywell International, Inc.                               14,255          502
Illinois Tool Works, Inc.                                    3,800          260
ITT Industries, Inc.                                         3,930          277
Johnson Controls, Inc.                                       4,430          362
Lancaster Colony Corp.                                         230            8
St. Joe Co. (The)                                              519           16
Textron, Inc.                                                4,000          188
                                                                     ----------
                                                                          6,697
                                                                     ----------
OTHER ENERGY - 1.6%
Apache Corp.                                                10,670          613
Aquila, Inc.                                                 6,768           54
Baker Hughes, Inc.                                             240            8
BJ Services Co. (AE)                                         6,000          203
Calpine Corp. (AE)                                          32,000          225
Devon Energy Corp.                                           6,000          296
Diamond Offshore Drilling                                    4,000          114
Dynegy, Inc. Class A                                         8,950           64
EL Paso Corp.                                                4,702           97
ENSCO International, Inc.                                    4,000          109
GlobalSantaFe Corp.                                          4,000          109
Halliburton Co.                                              1,920           31
Helmerich & Payne, Inc.                                        710           25
Massey Energy Co.                                              430            5
Noble Corp. (AE)                                             5,000          193
Ocean Energy, Inc.                                          10,400          225
Patina Oil & Gas Corp.                                       1,000           27
PNM Resources, Inc.                                          1,840           45
Schlumberger, Ltd.                                             500           23
Smith International, Inc. (AE)                               6,000          409
Sunoco, Inc.                                                 3,370          120
Tom Brown, Inc. (AE)                                         1,000           28
Transocean, Inc.                                            14,050          438
Weatherford International, Ltd. (AE)                         3,400          147
Williams Cos., Inc.                                         23,530          141
XTO Energy, Inc.                                               230            5
                                                                     ----------
                                                                          3,754
                                                                     ----------
PRODUCER DURABLES - 3.2%
3M Co.                                                       7,190          884
Agilent Technologies, Inc. (AE)                             13,700          324
Alliant Techsystems, Inc. (AE)                                 390           25
Allied Waste Industries, Inc. (AE)                           2,140           21
Andrew Corp. (AE)                                            5,110           73
Applied Materials, Inc. (AE)                                59,910        1,139
Beazer Homes USA, Inc. (AE)                                    600           48
Boeing Co. (The)                                             3,540          159
Caterpillar, Inc.                                            4,180          205
Clayton Homes, Inc.                                         17,550          277
Cooper Industries, Ltd. Class A                              5,190          204
Danaher Corp.                                                2,000          133
Dover Corp.                                                  1,380           48
DR Horton, Inc.                                              1,600           42
Emerson Electric Co.                                           700           37
General Dynamics Corp.                                       5,400          574
Goodrich Corp.                                               5,518          151
Hubbell, Inc. Class B                                        1,300           44
Ingersoll-Rand Co. Class A                                     400           18
KLA-Tencor Corp. (AE)                                        2,000           88
Lockheed Martin Corp.                                        8,400          584

6 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Molex, Inc.                                                  3,000          101
Northrop Grumman Corp.                                       4,410          551
Novellus Systems, Inc. (AE)                                  4,500          153
Pentair, Inc.                                                  410           20
Pitney Bowes, Inc.                                           6,530          259
Polycom, Inc. (AE)                                           5,600           67
Rockwell Collins, Inc.                                       2,090           57
Steelcase, Inc. Class A                                        800           11
Stewart & Stevenson Services                                   420            7
Toll Brothers, Inc. (AE)                                     3,000           88
United Technologies Corp.                                    7,520          511
WW Grainger, Inc.                                            6,350          318
Xerox Corp.                                                 14,000           98
                                                                     ----------
                                                                          7,319
                                                                     ----------
TECHNOLOGY - 10.5%
3Com Corp. (AE)                                             22,050           97
Accenture, Ltd. Class A New (AE)                            13,260          252
Activision, Inc. (AE)                                        9,500          276
Adtran, Inc. (AE)                                              814           15
Advanced Micro Devices, Inc. (AE)                            9,200           89
Affiliated Computer Services, Inc.
  Class A (AE)                                               9,800          465
Agere Systems, Inc. Class A New (AE)                        94,850          133
Analog Devices, Inc. (AE)                                    7,810          232
Ariba, Inc. (AE)                                            25,387           81
Autodesk, Inc.                                                 850           11
Automatic Data Processing                                    5,800          253
Avnet, Inc.                                                  5,150          113
AVX Corp.                                                    2,670           44
BMC Software, Inc. (AE)                                        250            4
Cisco Systems, Inc. (AE)                                   213,180        2,974
CommScope, Inc. (AE)                                         1,860           23
Computer Associates International, Inc.                     14,590          232
Computer Sciences Corp. (AE)                                 3,600          172
Compuware Corp. (AE)                                         5,890           36
Corning, Inc.                                               21,000           75
Dell Computer Corp. (AE)                                    51,410        1,344
Electronic Data Systems Corp.                                8,800          327
Electronics for Imaging (AE)                                13,530          215
EMC Corp. (AE)                                              16,210          122
ESS Technology (AE)                                            900           16
Fairchild Semiconductor
  International, Inc. Class A (AE)                           2,600           63
Hewlett-Packard Co.                                         96,533        1,475
Hughes Electronics Corp. (AE)                                2,069           22
Ingram Micro, Inc. Class A (AE)                              4,270           59
Intel Corp.                                                 51,200          935
International Business Machines Corp.                       21,110        1,520
Intersil Corp. Class A (AE)                                  1,600           34
Intuit, Inc. (AE)                                           19,300          960
Jabil Circuit, Inc. (AE)                                     2,210           47
KPMG Consulting, Inc. New (AE)                              11,100          165
Linear Technology Corp.                                      5,000          157
Maxim Integrated Products (AE)                               1,700           65
Mercury Interactive Corp. (AE)                               3,600           83
Microchip Technology, Inc. (AE)                             16,300          447
Micron Technology, Inc. (AE)                                 9,700          196
Microsoft Corp. (AE)                                        96,340        5,269
Motorola, Inc.                                              39,070          563
National Semiconductor Corp. (AE)                            9,100          265
Network Associates, Inc. (AE)                               10,300          198
Oracle Corp. (AE)                                           15,490          147
PanAmSat Corp. (AE)                                            230            5
Peoplesoft, Inc. (AE)                                        4,110           61
QLogic Corp. (AE)                                            4,000          152
Quantum Corp. (AE)                                          14,600           61
Raytheon Co.                                                19,640          800
Riverstone Networks, Inc. New (AE)                          21,750           68
Rockwell Automation, Inc.                                    8,120          162
Sabre Holdings Corp. (AE)                                    1,900           68
Scientific-Atlanta, Inc.                                     6,827          112
Solectron Corp. (AE)                                        14,330           88
Storage Technology Corp. (AE)                                  190            3
Sun Microsystems, Inc. (AE)                                 33,830          169
Symantec Corp. (AE)                                          1,900           62
Synopsys, Inc. (AE)                                          2,800          153
Taiwan Semiconductor Manufacturing
  Co., Ltd. - ADR (AE)                                      25,195          328
Texas Instruments, Inc.                                     51,170        1,213
TIBCO Software, Inc. (AE)                                   10,950           61
Titan Corp. (AE)                                             1,500           27
Unisys Corp. (AE)                                            3,100           28
Veritas Software Corp. (AE)                                  9,100          180
                                                                     ----------
                                                                         24,072
                                                                     ----------
UTILITIES - 6.5%
Allegheny Energy, Inc.                                      15,470          398
Alliant Energy Corp.                                         1,660           43
Alltel Corp.                                                 5,080          239
Ameren Corp.                                                 7,800          335
American Electric Power Co., Inc.                            8,980          359
AT&T Corp.                                                  90,916          973
AT&T Wireless Services, Inc. (AE)                           10,747           63
BellSouth Corp.                                             27,580          869
CenturyTel, Inc.                                               860           25
CMS Energy Corp.                                             2,200           24
Comcast Corp. Class A (AE)                                  40,430          964
Consolidated Edison, Inc.                                    8,230          344
Constellation Energy Group, Inc.                               980           29
COX Communications, Inc. Class A (AE)                        6,060          167
Dominion Resources, Inc.                                     1,300           86
DTE Energy Co.                                               1,952           87

                                                       Multi-Style Equity Fund 7

MULTI-STYLE EQUITY FUND

                                                      June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Duke Energy Corp.                                            3,200          100
Edison International (AE)                                   14,280          243
Energen Corp.                                                  700           19
Entergy Corp.                                                2,050           87
Exelon Corp.                                                 3,452          181
FirstEnergy Corp.                                            7,910          264
FPL Group, Inc.                                              2,180          131
KeySpan Corp.                                                2,090           79
Mirant Corp. (AE)                                            4,461           33
Nokia OYJ - ADR                                             42,000          608
Northeast Utilities                                          5,000           94
NSTAR                                                          150            7
PG&E Corp. (AE)                                             39,440          706
Pinnacle West Capital Corp.                                  4,060          160
Potomac Electric Power                                       2,950           63
PPL Corp.                                                    3,850          127
Progress Energy, Inc.                                          280           15
Progress Energy, Inc. - CVO (AE)                             1,300
Public Service Enterprise Group, Inc.                        4,030          174
Puget Energy, Inc.                                          10,800          223
Qwest Communications International                           1,727            5
Reliant Energy, Inc.                                        16,670          282
Reliant Resources, Inc. New (AE)                            21,800          191
SBC Communications, Inc.                                    49,863        1,521
Sempra Energy                                               11,320          251
Southern Co.                                                 7,000          192
Sprint Corp.-FON Group                                      34,100          362
TXU Corp.                                                    6,840          353
US Cellular Corp. (AE)                                         300            8
Verizon Communications, Inc.                                70,832        2,844
Westar Energy, Inc.                                         13,510          207
Wisconsin Energy Corp.                                       5,200          131
WorldCom, Inc. - WorldCom Group (AE)                       165,560           38
Xcel Energy, Inc.                                            7,950          133
                                                                     ----------
                                                                         14,837
                                                                     ----------

TOTAL COMMON STOCKS
(cost $220,604)                                                         215,435
                                                                     ----------
                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                          (000)         (000)
                                                            $             $
                                                        ----------   ----------
SHORT-TERM INVESTMENTS - 5.6%
Frank Russell Investment Company
  Money Market Fund (c)                                     11,325       11,325
United States Treasury Bill (c)(Yen)(s)
  1.660% due 09/19/02                                        1,500        1,494
                                                                     ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $12,819)                                                           12,819
                                                                     ----------

                                                                        MARKET
                                                                        VALUE
                                                                        (000)
                                                                          $
                                                                     ----------
TOTAL INVESTMENTS - 99.7%
(identified cost $233,423)                                              228,254

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                                  602
                                                                     ----------

NET ASSETS - 100.0%                                                     228,856
                                                                     ==========

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
                                                    (000)            (000)
FUTURES CONTRACTS                                     $                $
                                                --------------  --------------
LONG POSITIONS
S&P 400 Midcap Index
  expiration date 09/02                                  4,413              (69)

S&P 500 Index
  expiration date 09/02                                  9,653             (409)
                                                                 --------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                      (478)
                                                                 ==============

See accompanying notes which are an integral part of the financial statements.

8 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        June 30, 2002 (Unaudited)


ASSETS
Investment at market value (including securities on loan of
  $4,039), (identified cost $233,423) ..........................   $    228,254
Receivables:
  Dividends ....................................................            277
  Investments sold .............................................          6,889
  Fund shares sold .............................................             82
  Daily variation margin on futures contracts ..................              1
Investment of securities lending collateral in money market
  funds, at cost and market value ..............................          4,155
                                                                   ------------
    Total assets ...............................................        239,658

LIABILITIES
Payables:
  Investments purchased .........................   $      6,331
  Fund shares redeemed ..........................             84
  Accrued fees to affiliates ....................            152
  Other accrued expenses ........................             80
Payable upon return of securities loaned ........          4,155
                                                    ------------
    Total liabilities ..........................................         10,802
                                                                   ------------
NET ASSETS .....................................................   $    228,856
                                                                   ============
NET ASSETS CONSIST OF:
Undistributed net investment income ............................   $        286
Accumulated net realized gain (loss) ...........................        (90,165)
Unrealized appreciation (depreciation) on:
  Investments ..................................................         (5,169)
  Futures contracts ............................................           (478)
Shares of beneficial interest ..................................            222
Additional paid-in capital .....................................        324,160
                                                                   ------------
NET ASSETS .....................................................   $    228,856
                                                                   ============
NET ASSET VALUE, offering and redemption price per share:
  ($228,856,064 divided by 22,168,180 shares of $.01 par value
  shares of beneficial interest outstanding) ...................   $      10.32
                                                                   ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Multi-Style Equity Fund 9

MULTI-STYLE EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  Six Months Ended June 30, 2002 (Unaudited)
INVESTMENT INCOME
  Dividends ....................................................   $      1,592
  Dividends from Money Market Fund .............................            120
  Interest .....................................................             17
  Securities Lending Income ....................................              5
                                                                   ------------
    Total investment income ....................................          1,734

EXPENSES
  Management fees ...............................   $        960
  Custodian fees ................................            165
  Transfer agent fees ...........................              7
  Professional fees .............................             21
  Trustees' fees ................................              8
  Miscellaneous .................................             29
                                                    ------------
  Expenses before reductions ....................          1,190
  Expense reductions ............................            (54)
                                                    ------------
    Expenses, net ..............................................          1,136
                                                                   ------------
Net investment income ..........................................            598
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ...................................        (12,775)
  Futures contracts .............................         (1,059)       (13,834)
                                                    ------------
Net change in unrealized appreciation
  (depreciation) on:
  Investments ...................................        (18,787)
  Futures contracts .............................           (693)       (19,480)
                                                    ------------   ------------
Net realized and unrealized gain (loss) ........................        (33,314)
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........   $    (32,716)
                                                                   ============

See accompanying notes which are an integral part of the financial statements.

10 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                         SIX MONTHS ENDED
                                           JUNE 30, 2002          YEAR ENDED
                                            (UNAUDITED)       DECEMBER 31, 2001
                                         ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income ................   $              598   $           1,391
Net realized gain (loss) .............              (13,834)            (36,118)
Net change in unrealized appreciation
  (depreciation) .....................              (19,480)             (3,402)
                                         ------------------   -----------------
Net increase (decrease) in net assets
  from operation .....................              (32,716)            (38,129)
                                         ------------------   -----------------
DISTRIBUTIONS

From net investment income ...........                 (694)             (1,122)
From net realized gain ...............                   --              (4,575)
                                         ------------------   -----------------
Net decrease in net assets from
  distributions ......................                 (694)             (5,697)
                                         ------------------   -----------------
SHARE TRANSACTIONS

Net increase (decrease) in net assets
  from share transactions ............               10,536              32,892
                                         ------------------   -----------------
TOTAL NET INCREASE (DECREASE) IN NET
  ASSETS .............................              (22,874)            (10,934)



NET ASSETS

Beginning of period ..................              251,730             262,664
                                         ------------------   -----------------
End of period (including undistributed
  net investment income of $286 and
  $382, respectively) ................   $          228,856   $         251,730
                                         ==================   =================

See accompanying notes which are an integral part of the financial statements.

                                                      Multi-Style Equity Fund 11

MULTI-STYLE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                               YEARS ENDED DECEMBER 31,
                                                                ---------------------------------------------------------
                                                      2002*       2001        2000        1999        1998       1997**
                                                    ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD ............   $   11.84   $   14.13   $   16.79   $   16.02   $   12.78   $   10.00
                                                    ---------   ---------   ---------   ---------   ---------   ---------

INCOME FROM OPERATIONS
  Net investment income (a) .....................         .03         .07         .08         .12         .10         .09
  Net realized and unrealized gain (loss) .......       (1.52)      (2.06)      (2.10)       2.41        3.49        2.75
                                                    ---------   ---------   ---------   ---------   ---------   ---------

    Total income from operations ................       (1.49)      (1.99)      (2.02)       2.53        3.59        2.84
                                                    ---------   ---------   ---------   ---------   ---------   ---------

DISTRIBUTIONS
  From net investment income ....................        (.03)       (.06)       (.08)       (.12)       (.08)       (.06)
  From net realized gain ........................          --        (.24)       (.56)      (1.64)       (.27)         --
                                                    ---------   ---------   ---------   ---------   ---------   ---------

    Total distributions .........................        (.03)       (.30)       (.64)      (1.76)       (.35)       (.06)
                                                    ---------   ---------   ---------   ---------   ---------   ---------

NET ASSET VALUE, END OF PERIOD ..................   $   10.32   $   11.84   $   14.13   $   16.79   $   16.02   $   12.78
                                                    =========   =========   =========   =========   =========   =========

TOTAL RETURN (%)(b) .............................      (12.60)     (14.21)     (12.26)      17.17       28.71       28.53

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ......     228,856     251,730     262,664     285,877      73,998      23,639

  Ratios to average net assets (%)(c):
    Operating expenses, net .....................         .92         .92         .92         .92         .92         .92
    Operating expenses, gross ...................         .96         .99         .93         .96        1.21        1.61
    Net investment income .......................         .48         .57         .51         .74         .70         .76

Portfolio turnover rate (%) .....................       68.95      131.67      161.09       67.67       78.89       64.95

*   For the six months ended June 30, 2002 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

12 Multi-Style Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
COMMON STOCKS - 94.5%
AUTO AND TRANSPORTATION - 5.2%
AAR Corp.                                                    2,000           20
Aftermarket Technology Corp. (AE)                              900           17
Airborne, Inc.                                              29,100          558
Airtran Holdings, Inc. (AE)                                  2,000           11
Alaska Air Group, Inc. (AE)                                  5,700          149
American Axle & Manufacturing Holdings, Inc. (AE)           12,300          366
AO Smith Corp.                                               9,900          309
Arkansas Best Corp. (AE)                                     1,600           41
ArvinMeritor, Inc.                                           3,400           82
Autoliv, Inc.                                                3,200           81
Aviall, Inc. (AE)                                              800           11
Bandag, Inc.                                                   500           14
BorgWarner, Inc.                                             6,859          396
CH Robinson Worldwide, Inc.                                  1,900           64
Circuit City Stores, Inc. - Carmax Group (AE)                2,800           61
Dana Corp.                                                  11,300          209
Delta Air Lines, Inc.                                       12,500          250
Dura Automotive Systems, Inc. (AE)                           1,200           25
EGL, Inc. (AE)                                               1,400           24
Expeditors International Washington, Inc.                    2,400           80
ExpressJet Holdings, Inc. New (AE)                           3,700           48
Frontier Airlines, Inc. (AE)                                   790            6
Genesee & Wyoming, Inc. Class A (AE)                           600           14
Gentex Corp. (AE)                                            3,800          104
Heartland Express, Inc. (AE)                                 1,734           41
Kansas City Southern (AE)                                    7,500          128
Keystone Automotive Industries, Inc. (AE)                      270            5
Kirby Corp. (AE)                                             1,600           39
Landstar System, Inc. (AE)                                   3,300          353
Lear Corp. (AE)                                              7,700          356
Mesa Air Group, Inc. (AE)                                    4,600           42
Midwest Express Holdings, Inc. (AE)                          1,000           13
Monaco Coach Corp. (AE)                                      5,900          126
Navistar International Corp.                                 3,100           99
Northwest Airlines Corp. (AE)                                  800           10
Offshore Logistics, Inc. (AE)                                  200            5
OMI Corp. (AE)                                              14,300           59
Overseas Shipholding Group, Inc.                             2,800           59
PAM Transportation Services (AE)                               300            7
Roadway Corp.                                                3,541          127
Skywest, Inc.                                                9,800          229
Swift Transportation Co., Inc. (AE)                          1,200           28
TBC Corp. (AE)                                               1,500           24
Tidewater, Inc.                                              1,100           36
Tower Automotive, Inc. (AE)                                  9,690          135
UAL Corp.                                                   18,200          208
Visteon Corp.                                               30,600          435
Wabtec Corp.                                                10,600          151
Werner Enterprises, Inc.                                     4,966          106
Winnebago Industries                                           100            4
Yellow Corp. (AE)                                            4,372          142
                                                                     ----------
                                                                          5,907
                                                                     ----------

CONSUMER DISCRETIONARY - 22.6%
Aaron Rents, Inc.                                              500           12
Abercrombie & Fitch Co. Class A (AE)                         6,030          145
AC Moore Arts & Crafts, Inc. (AE)                              190            9
Action Performance Cos., Inc. (AE)                           1,100           35
Advance Auto Parts (AE)                                      2,500          136
Advo, Inc. (AE)                                              3,200          122
Alberto-Culver Co. Class B                                   1,968           94
Alliance Gaming Corp. (AE)                                     200            2
AMC Entertainment, Inc. (AE)                                   600            9
American Eagle Outfitters (AE)                               1,800           38
American Greetings Class A                                   5,400           90
American Woodmark Corp.                                      4,300          241
Ameristar Casinos, Inc. (AE)                                   500           15
AnnTaylor Stores Corp. (AE)                                 11,600          295
APAC Customer Services, Inc. (AE)                              900            5
Applebees International, Inc.                                1,500           34
Applica, Inc. (AE)                                          15,000          186
Argosy Gaming Co. (AE)                                         700           20
Asbury Automotive Group, Inc. New (AE)                       1,200           16
Banta Corp.                                                  1,800           65
Barnes & Noble, Inc. (AE)                                      300            8
Belo Corp. Class A                                           5,600          127
BJ's Wholesale Club, Inc. (AE)                               2,600          100
Blyth, Inc.                                                  3,700          116
Bob Evans Farms                                              3,100           98
Bombay, Inc. (AE)                                            6,100           27
Borders Group, Inc. (AE)                                     4,300           79
Boyd Gaming Corp. (AE)                                      12,900          186
Brinker International, Inc. (AE)                               700           22
Buca, Inc. (AE)                                             21,400          408
Callaway Golf Co.                                           13,700          217
Career Education Corp. (AE)                                  1,220           55
CBRL Group, Inc.                                             8,600          262
CDI Corp. (AE)                                               8,200          267
CDW Computer Centers, Inc. (AE)                              1,400           66
Central Parking Corp.                                        4,400          101
Charming Shoppes (AE)                                       14,500          125
Chattem, Inc. (AE)                                             240            8
Chico's FAS, Inc. (AE)                                       1,350           49
Choice Hotels International, Inc. (AE)                       5,146          103
ChoicePoint, Inc. (AE)                                       6,099          277
Christopher & Banks Corp. (AE)                               1,000           42
CKE Restaurants, Inc. (AE)                                     500            6
Claire's Stores, Inc.                                        5,800          133

                                                       Aggressive Equity Fund 13

AGGRESSIVE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
CNET Networks, Inc. (AE)                                    15,900           32
Coach, Inc. (AE)                                             3,867          212
Coinstar, Inc. (AE)                                            800           20
Consolidated Graphics, Inc. (AE)                             1,000           19
Corinthian Colleges, Inc. (AE)                               6,600          224
Corporate Executive Board Co. (AE)                           4,500          154
Cost Plus, Inc. (AE)                                         4,300          131
COX Radio, Inc. Class A (AE)                                10,248          247
CSX Auto Corp. (AE)                                            800           11
Cumulus Media, Inc. Class A (AE)                               600            8
Daisytek International Corp. (AE)                            1,600           27
Danka Business Systems PLC - ADR (AE)                       25,100           87
Darden Restaurants, Inc.                                    13,550          335
DeVry, Inc. (AE)                                             1,800           41
Dillard's, Inc. Class A                                     14,900          392
Dollar Tree Stores, Inc. (AE)                                4,625          182
Earthlink, Inc. (AE)                                        16,500          111
Education Management Corp. (AE)                             10,100          411
Electronics Boutique Holdings Corp. (AE)                     6,100          179
Elizabeth Arden, Inc. (AE)                                   1,400           25
Emmis Communications Corp. Class A (AE)                      4,513           96
Entercom Communications Corp. (AE)                           5,800          266
Ethan Allen Interiors, Inc.                                  3,350          117
Extended Stay America, Inc. (AE)                             9,600          156
Fastenal Co.                                                 4,700          181
Fisher Scientific International (AE)                         7,190          201
Foot Locker, Inc. (AE)                                       1,700           25
Footstar, Inc. (AE)                                          5,300          130
Four Seasons Hotels, Inc.                                    1,200           56
Fred's, Inc.                                                 5,487          202
Freemarkets, Inc. (AE)                                       8,406          119
FTI Consulting, Inc. (AE)                                    2,050           72
Furniture Brands International, Inc. (AE)                    2,000           61
Gaiam, Inc. (AE)                                               900           13
Galyans Trading Co., Inc. New (AE)                           5,100          116
Gart Sports Co. (AE)                                           480           14
Genesco, Inc. (AE)                                           1,000           24
Getty Images, Inc. (AE)                                     12,270          267
Group 1 Automotive, Inc. (AE)                                8,342          318
GTECH Holdings Corp. (AE)                                   14,100          360
Gymboree Corp. (AE)                                          7,700          123
Handleman Co. (AE)                                           2,600           38
Harman International Industries, Inc.                        2,000           99
Haverty Furniture Cos., Inc.                                 1,200           24
Hearst-Argyle Television, Inc. (AE)                          5,100          115
Hibbett Sporting Goods, Inc. (AE)                              300            8
Hispanic Broadcasting Corp. (AE)                             1,800           47
Hollinger International, Inc.                                5,300           64
Hollywood Casino Corp. Class A                                 400            4
HOT Topic, Inc. (AE)                                         4,750          127
ICT Group, Inc. (AE)                                           400            7
IKON Office Solutions, Inc.                                 41,300          388
Insight Enterprises, Inc. (AE)                               2,800           71
Iron Mountain, Inc. (AE)                                     5,600          173
Isle of Capri Casinos, Inc. (AE)                             1,400           28
ITT Educational Services, Inc. (AE)                          4,000           87
Jack in the Box, Inc. (AE)                                   1,100           35
Jarden Corp. (AE)                                            1,200           24
Kelly Services, Inc. Class A                                   900           24
Kroll, Inc. (AE)                                             2,700           57
La-Z-Boy, Inc. Class C                                       7,300          184
Labor Ready, Inc. New (AE)                                   2,600           15
Lamar Advertising Co. (AE)                                   6,733          251
Landry's Restaurants, Inc.                                   6,740          172
Lightbridge, Inc. (AE)                                       1,300           11
Linens `N Things, Inc. (AE)                                  1,600           52
Lithia Motors, Inc. Class A (AE)                             1,500           40
Liz Claiborne, Inc.                                          2,600           83
MAXIMUS, Inc. (AE)                                             700           22
Maxwell Shoe Co. Class A (AE)                               17,550          278
Maytag Corp.                                                 8,400          358
McClatchy Co.                                                  700           45
Media General, Inc. Class A                                  4,800          288
Memberworks, Inc. (AE)                                         500            9
Men's Wearhouse, Inc. (AE)                                   6,500          166
Meredith Corp.                                               1,500           58
Michaels Stores, Inc. (AE)                                  12,600          491
Mobile Mini, Inc. (AE)                                       3,000           51
Mohawk Industries, Inc. (AE)                                   331           20
Movado Group, Inc.                                          14,200          357
MPS Group, Inc. (AE)                                        18,300          156
Multimedia Games, Inc. (AE)                                    510           11
Navigant International, Inc. (AE)                            1,500           23
Neiman-Marcus Group, Inc. Class A (AE)                       5,400          187
Nu Skin Enterprises, Inc. Class A                            5,900           86
O'Reilly Automotive, Inc. (AE)                               1,100           30
Oakley, Inc. (AE)                                            5,800          101
OfficeMax, Inc. (AE)                                         6,300           37
On Assignment, Inc. (AE)                                     1,300           23
Outback Steakhouse, Inc. (AE)                                4,600          161
Pacific Sunwear Of California (AE)                           1,100           24
Papa John's International, Inc. (AE)                           500           17
Park Place Entertainment Corp. (AE)                         31,500          323
Party City Corp. (AE)                                          600           10
Petco Animal Supplies, Inc. New (AE)                         2,900           72
Petsmart, Inc. (AE)                                          4,500           72
PF Chang's China Bistro, Inc. (AE)                             600           19
Phillips-Van Heusen                                         17,900          279
Pier 1 Imports, Inc.                                        27,609          579
Pinnacle Entertainment, Inc. (AE)                            2,900           31
Pittston Brink's Group                                      16,500          396

14 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Playtex Products, Inc. (AE)                                 12,500          162
Pre-Paid Legal Services, Inc. (AE)                           7,600          151
PRG-Schultz International, Inc. (AE)                           400            5
Priceline.com, Inc. (AE)                                     5,700           16
Prime Hospitality Corp. (AE)                                16,449          214
ProQuest Co. (AE)                                            4,500          160
Pulitzer, Inc.                                               1,900           99
Quanta Services, Inc. (AE)                                   2,100           21
Quiksilver, Inc. (AE)                                        6,653          165
Racing Champions Ertl Corp. (AE)                               500            9
Radio One, Inc. Class D (AE)                                 6,200           92
Reader's Digest Association, Inc.
  Class A                                                    1,000           19
Reebok International, Ltd. (AE)                              6,200          183
Regal Entertainment Group Class A
  New (AE)                                                   2,500           58
Regis Corp.                                                    400           11
Rent-A-Center, Inc. Class C (AE)                             4,000          232
Republic Services, Inc. (AE)                                 5,400          103
Rex Stores Corp. (AE)                                        1,400           19
Royal Caribbean Cruises, Ltd.                                5,697          111
RR Donnelley & Sons Co.                                        800           22
Ruby Tuesday, Inc.                                           6,200          120
Russ Berrie & Co., Inc.                                        900           32
Ryan's Family Steak Houses, Inc. (AE)                        6,900           91
Saks, Inc. (AE)                                             19,300          248
Salton, Inc. (AE)                                            8,850          127
Scholastic Corp. (AE)                                        2,000           76
School Specialty, Inc. (AE)                                  1,700           45
Scientific Games Corp. Class A (AE)                          2,700           21
SCP Pool Corp. (AE)                                          9,100          253
Service Corp. International (AE)                            20,000           97
Sharper Image Corp.                                          2,300           46
Shoe Carnival, Inc. (AE)                                       400            9
ShopKo Stores, Inc. (AE)                                    13,300          269
Sinclair Broadcast Group, Inc.
  Class A (AE)                                               1,900           27
Six Flags, Inc. (AE)                                        13,800          199
Skechers U.S.A., Inc. Class A (AE)                          14,500          313
Snap-On, Inc.                                                5,400          160
Sonic Automotive, Inc. (AE)                                 15,100          389
Sonic Corp. (AE)                                             1,350           42
Sourcecorp (AE)                                              2,000           53
Sports Authority, Inc. (AE)                                    900           10
Stage Stores, Inc. (AE)                                      3,614          126
Statoil ASA                                                 20,132          339
Steak N Shake Co. (The) (AE)                                 2,000           31
Stein Mart, Inc. (AE)                                          500            6
Steiner Leisure, Ltd. (AE)                                   6,840           99
Sylvan Learning Systems, Inc. (AE)                             800           16
Take-Two Interactive Software (AE)                          10,400          214
Tech Data Corp. (AE)                                         7,600          288
TeleTech Holdings, Inc. (AE)                                 1,900           18
Tetra Tech, Inc. (AE)                                        8,025          118
THQ, Inc. (AE)                                               1,750           52
Ticketmaster Class B (AE)                                      500            9
Tiffany & Co.                                                2,300           81
Timberland Co. Class A (AE)                                  1,000           36
Tommy Hilfiger Corp. (AE)                                   10,200          146
Too, Inc. (AE)                                               1,400           43
Toro Co.                                                     2,500          142
Toys R US, Inc. (AE)                                         3,800           66
Tupperware Corp.                                             4,000           83
United Auto Group, Inc. (AE)                                15,100          316
United Online, Inc. (AE)                                     2,100           25
United Stationers, Inc. (AE)                                   600           18
Universal Electronics, Inc. (AE)                            14,700          220
Urban Outfitters, Inc. (AE)                                    500           17
Valassis Communications, Inc. (AE)                           2,600           95
Valuevision Media, Inc. Class A (AE)                         6,640          121
VCA Antech, Inc. New (AE)                                    9,000          140
Waste Connections, Inc. (AE)                                 5,500          172
West Corp. (AE)                                              4,300           95
Wet Seal, Inc. (The) Class A (AE)                              600           15
Whitehall Jewellers, Inc. (AE)                               2,240           46
Wiley (John) & Sons, Inc. Class A                            1,600           38
Williams-Sonoma, Inc. (AE)                                   7,477          229
Yahoo, Inc. (AE)                                            10,900          161
Zale Corp. (AE)                                              3,142          114
                                                                     ----------
                                                                         25,438
                                                                     ----------

CONSUMER STAPLES - 4.2%
American Italian Pasta Co. Class A (AE)                      6,800          347
Church & Dwight, Inc.                                        6,100          191
Constellation Brands, Inc. Class A (AE)                      7,420          237
Coors (Adolph) Class B                                       4,000          249
D&K Healthcare Resources, Inc.                               2,880          102
Dean Foods Co. (AE)                                          4,000          149
Dial Corp. (The)                                            20,200          404
DIMON, Inc.                                                  3,500           24
Dole Food Co.                                               18,400          530
Dreyers Grand Ice Cream, Inc.                                  500           34
Duane Reade, Inc. (AE)                                       5,400          184
Fleming Cos., Inc.                                             500            9
Flowers Foods, Inc. (AE)                                     3,200           83
Great Atlantic & Pacific Tea Co. (AE)                        4,500           84
International Multifoods Corp.                               1,200           31
Interstate Bakeries                                          5,800          168
McCormick & Co., Inc.                                          800           21
Nash Finch Co.                                               1,100           35
NBTY, Inc. (AE)                                              4,800           74
Pathmark Stores, Inc. (AE)                                   6,000          113
PepsiAmericas, Inc.                                         14,800          221

                                                       Aggressive Equity Fund 15

AGGRESSIVE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Performance Food Group Co. (AE)                                600           20
Ralcorp Holdings, Inc. (AE)                                  2,500           78
Ruddick Corp.                                                1,400           24
Schweitzer-Mauduit International, Inc.                         800           20
Sensient Technologies Corp.                                  5,000          114
Smithfield Foods, Inc. (AE)                                 19,400          360
Standard Commercial Corp.                                    8,900          193
Supervalu, Inc.                                             12,600          309
Tootsie Roll Industries, Inc.                                2,500           96
Tyson Foods, Inc. Class A                                    4,800           74
United Natural Foods, Inc. (AE)                                410            8
Universal Corp.                                              3,900          143
Wild Oats Markets, Inc. (AE)                                 1,600           26
                                                                     ----------
                                                                          4,755
                                                                     ----------
FINANCIAL SERVICES - 20.0%
Affiliated Managers Group (AE)                               6,670          410
AG Edwards, Inc.                                            13,180          511
Alabama National Bancorp                                     2,700          117
Alexandria Real Estate Equities, Inc. (Yen)                  2,100          104
Allmerica Financial Corp.                                    2,500          116
AMB Property Corp. (Yen)                                     2,300           71
America First Mortgage Investments, Inc.                     6,900           68
American Financial Group, Inc.                               4,600          110
American Financial Holdings, Inc.                            1,700           51
American Home Mortgage Holdings, Inc.                          440            5
AmeriCredit Corp. (AE)                                       4,881          137
Amli Residential Properties Trust (Yen)                      1,500           39
Annaly Mortgage Management, Inc.                            21,500          417
Anthracite Capital, Inc.                                     3,600           48
Associated Banc-Corp                                         5,411          204
Astoria Financial Corp.                                      7,400          237
BancorpSouth, Inc.                                           2,000           40
Bank of Hawaii Corp.                                         8,500          238
BankAtlantic Bancorp, Inc. Class A                          10,600          131
Bankunited Financial Corp. Class A (AE)                        600           11
Bedford Property Investors (Yen)                             2,700           73
BISYS Group, Inc. (The) (AE)                                11,500          383
Blackrock, Inc. (AE)                                           500           22
Boykin Lodging Co. (Yen)                                     2,200           24
Brandywine Realty Trust (Yen)                                1,000           26
Brookline Bancorp, Inc.                                      1,700           43
Brown & Brown, Inc.                                          8,500          268
Capital Automotive REIT (Yen)                                3,300           79
Capitol Federal Financial                                      800           21
Capstead Mortgage Corp.                                      1,700           38
CarrAmerica Realty Corp. (Yen)                               2,100           65
Cash America International, Inc.                             5,800           53
CBL & Associates Properties, Inc. (Yen)                     11,700          474
Certegy, Inc. (AE)                                           3,500          130
CheckFree Corp. (AE)                                         2,800           44
Chelsea Property Group, Inc. (Yen)                           4,600          154
City National Corp.                                          1,400           75
Clark/Bardes, Inc. (AE)                                        400            9
Coastal Bancorp, Inc.                                        6,000          191
Cobalt Corp.                                                12,800          292
Colonial BancGroup, Inc. (The)                               8,100          122
Commerce Bancshares, Inc.                                      500           22
Commerce Group, Inc.                                         2,400           95
Commercial Federal Corp.                                     9,300          270
Commercial Net Lease Realty (Yen)                            1,700           27
Community Bank System, Inc.                                    700           23
Cornerstone Realty Income Trust, Inc. (Yen)                    700            8
CORUS Bankshares, Inc.                                         500           23
Cullen/Frost Bankers, Inc.                                   8,200          295
Delphi Financial Group, Inc.                                 1,700           74
Deluxe Corp.                                                 3,400          132
Digital Insight Corp. (AE)                                   7,294          120
Dime Bancorp, Inc. 2050 Warrants (AE)                       36,300            4
Dime Community Bancshares                                   13,325          302
Doral Financial Corp.                                        6,000          200
Downey Financial Corp.                                       3,000          142
DST Systems, Inc. (AE)                                       1,500           69
Duke Realty Corp. (Yen)                                      3,900          113
Dun & Bradstreet Corp. (AE)                                    700           23
E*trade Group, Inc. (AE)                                    38,700          211
East-West Bancorp, Inc.                                        700           24
Eaton Vance Corp.                                            1,600           50
eFunds Corp. (AE)                                            8,100           77
Entertainment Properties Trust (Yen)                         2,100           52
Equity Inns, Inc. (Yen)                                      6,900           56
FactSet Research Systems, Inc.                                 500           15
Fair Isaac & Co., Inc.                                       3,825          126
Federated Investors, Inc. Class B                            7,600          263
FelCor Lodging Trust, Inc. (Yen)                             8,500          156
Fidelity National Financial, Inc.                           15,249          482
First American Corp.                                        23,100          530
First BanCorp.                                               1,200           45
First Industrial Realty Trust, Inc. (Yen)                    3,400          112
First Republic Bank (AE)                                     1,200           33
First Virginia Banks, Inc.                                   1,700           91
FirstFed Financial Corp. (AE)                                3,600          104
Flagstar Bancorp, Inc.                                       5,700          132
Fremont General Corp.                                        9,500           40
Friedman, Billings, Ramsey
  Group, Inc. (AE)                                           1,600           20
Fulton Financial Corp.                                         525           10
Gabelli Asset Management, Inc.
  Class A (AE)                                                 700           26
Gallagher Arthur J. & Co.                                    2,300           80
GATX Corp.                                                   3,900          117
Glenborough Realty Trust, Inc. (Yen)                         3,100           73

16 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Global Payments, Inc.                                        9,200          274
Great Lakes REIT, Inc. (Yen)                                 1,000           19
Greater Bay Bancorp                                          7,700          237
Harland (John H.) Co.                                        1,200           34
Health Care REIT, Inc. (Yen)                                 3,000           90
Healthcare Realty Trust, Inc. (Yen)                          4,000          128
Henry (Jack) & Associates                                    5,800           97
Hibernia Corp. Class A                                       4,800           95
Hilb Rogal & Hamilton Co.                                    1,400           63
Hospitality Properties Trust (Yen)                           1,900           69
HRPT Properties Trust (Yen)                                 20,900          185
Independence Community Bank                                  5,200          149
IndyMac Bancorp, Inc. (AE)                                  13,786          313
Innkeepers USA Trust (Yen)                                  28,300          271
Interactive Data Corp. (AE)                                  6,156           90
Investment Technology Group, Inc. (AE)                       7,300          239
Investors Financial Services Corp.                           9,200          309
IRT Property Co. (Yen)                                       2,800           36
Irwin Financial Corp.                                        2,700           54
iShares S&P MidCap 400/BARRA
  Growth Index Fund                                          2,100          213
iStar Financial, Inc. (Yen)                                  4,000          114
JDN Realty Corp. (Yen)                                       5,800           73
Jefferies Group, Inc.                                        6,600          278
John Nuveen Co. (The) Class A                                2,400           62
Keystone Property Trust (Yen)                                1,700           27
Koger Equity, Inc. (Yen)                                     3,500           68
Kronos, Inc. (AE)                                            1,900           58
LaBranche & Co., Inc. (AE)                                   2,300           53
Landamerica Financial Group, Inc.                            6,900          217
Legg Mason, Inc.                                             8,000          395
LendingTree, Inc. (AE)                                       1,600           20
Lexington Corporate Properties Trust (Yen)                   1,000           17
Local Financial Corp.                                        1,100           18
Macerich Co. (The) (Yen)                                     2,000           62
MAF Bancorp, Inc.                                              400           15
Markel Corp. (AE)                                            1,350          266
Metris Cos., Inc.                                           11,700           97
Mid-America Apartment
  Communities, Inc. (Yen)                                    1,400           37
Mony Group, Inc.                                             5,000          170
Moody's Corp.                                                3,300          164
National Health Investors, Inc. (Yen)                        1,200           19
Net.B@nk, Inc. (AE)                                          2,200           26
Neuberger Berman, Inc.                                       4,200          154
New Century Financial Corp.                                  4,900          171
New York Community Bancorp, Inc.                             9,600          260
Novastar Financial, Inc.                                     1,700           61
OceanFirst Financial Corp.                                   4,350          105
Ocwen Financial Corp. (AE)                                   3,400           19
Odyssey Re Holdings Corp.                                   17,900          311
Parkway Properties, Inc. (Yen)                                 800           29
PFF Bancorp, Inc.                                              700           27
Philadelphia Consolidated
  Holding Co. (AE)                                             550           25
Phoenix Cos., Inc. (The)                                     6,000          110
Prentiss Properties Trust (Yen)                              3,600          114
Protective Life Corp.                                        7,300          242
Provident Bankshares Corp.                                   1,500           36
Providian Financial Corp.                                   41,600          245
PS Business Parks, Inc. (Yen)                                1,000           35
R&G Financial Corp. Class B                                    700           17
Radian Group, Inc.                                           3,700          181
Raymond James Financial, Inc.                               17,475          498
Realty Income Corp. (Yen)                                    1,600           59
Reckson Associates Realty Corp. (Yen)                        1,000           25
Redwood Trust, Inc.                                          2,000           63
RenaissanceRe Holdings, Ltd.                                 9,500          348
Republic Bancorp, Inc.                                      19,601          293
RFS Hotel Investors, Inc. (Yen)                              3,000           41
Roslyn Bancorp, Inc.                                         7,650          167
Ryder System, Inc.                                          19,200          519
S1 Corp. (AE)                                                1,100            8
Samsung Electronics                                          6,300          132
Sandy Spring Bancorp, Inc.                                   5,650          182
Seacoast Banking Corp. of Florida                            3,000          173
Senior Housing Properties Trust                              9,900          155
Shurgard Storage Centers, Inc.
  Class A (Yen)                                              1,300           45
Silicon Valley Bancshares (AE)                               2,100           55
Southwest Bancorporation of
  Texas, Inc. (AE)                                           2,200           80
Stancorp Financial Group, Inc.                               3,000          167
Staten Island Bancorp, Inc.                                  8,400          161
Sterling Bancorp                                               660           24
Sterling Bancshares, Inc.                                    1,100           16
Stewart Information Services Corp.
  New (AE)                                                   1,100           23
Sun Communities, Inc. (Yen)                                    800           33
Susquehanna Bancshares, Inc.                                 1,200           27
SWS Group, Inc.                                              1,100           22
TCF Financial Corp.                                          1,100           54
Texas Regional Bancshares, Inc. Class A                        840           42
Triad Guaranty, Inc. (AE)                                    3,500          152
UCBH Holdings, Inc.                                            600           23
UICI (AE)                                                    3,500           71
UMB Financial Corp.                                          1,000           47
Umpqua Holdings Corp.                                          400            7
United Dominion Realty Trust, Inc. (Yen)                    13,400          211
United Rentals, Inc. (AE)                                    1,000           22
Unitrin, Inc.                                                1,400           50
Universal Health Realty Income (Yen)                           900           24

                                                       Aggressive Equity Fund 17

AGGRESSIVE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Watson Wyatt & Co. Holdings (AE)                             6,300          153
Weingarten Realty Investors (Yen)                            2,250           80
Whitney Holding Corp.                                       10,500          323
Wilmington Trust Corp.                                       2,400           73
WinTrust Financial Corp.                                     1,500           52
                                                                     ----------
                                                                         22,581
                                                                     ----------

HEALTH CARE - 9.7%
aaiPharma, Inc. (AE)                                         4,100           92
AdvancePCS (AE)                                              1,800           43
Advisory Board Co. (The) New (AE)                              930           34
Affymetrix, Inc. (AE)                                        1,900           46
Alexion Pharmaceuticals, Inc. (AE)                           1,600           24
Alkermes, Inc. (AE)                                          5,100           82
Alpharma, Inc. Class A                                       6,000          102
American Medical Security
  Group, Inc. (AE)                                           1,900           46
American Pharmaceutical Partners,
Inc. New (AE)                                                  900           11
AMERIGROUP Corp. New (AE)                                      970           26
Ameripath, Inc. (AE)                                         4,900          118
AmerisourceBergen Corp.                                      1,200           91
AMN Healthcare Services, Inc. New (AE)                       4,132          145
Applera Corp. - Celera Genomics
  Group (AE)                                                12,200          146
Apria Healthcare Group, Inc. (AE)                            1,600           36
Arrow International, Inc.                                      500           20
Barr Laboratories, Inc. (AE)                                 2,700          172
Bausch & Lomb, Inc.                                          2,300           78
Beverly Enterprises, Inc. (AE)                               2,900           22
Bio-Rad Laboratories, Inc. Class A (AE)                      5,600          255
Bioreliance Corp. (AE)                                         200            5
Biosite, Inc. (AE)                                           1,000           28
Cantel Medical Corp. (AE)                                      450            8
Caremark Rx, Inc. (AE)                                       6,600          109
Centene Corp. New (AE)                                         320           10
Cerner Corp. (AE)                                            1,500           72
Charles River Laboratories
  International, Inc. (AE)                                   7,800          273
Cima Labs, Inc. (AE)                                           700           17
Community Health Systems, Inc. (AE)                          1,500           40
Conmed Corp. (AE)                                            1,200           27
Cooper Cos., Inc.                                              600           28
Corixa Corp. (AE)                                            5,400           37
Coventry Health Care, Inc. (AE)                              4,900          139
Cross Country, Inc. New (AE)                                 2,800          106
Cyberonics (AE)                                                600            8
Datascope Corp.                                                600           17
DaVita, Inc. (AE)                                           10,681          254
Dentsply International, Inc.                                 8,950          330
Diagnostic Products Corp.                                    2,200           81
Diversa Corp. (AE)                                             600            6
DVI, Inc. (AE)                                               2,400           46
Eclipsys Corp. (AE)                                          1,600           10
Edwards Lifesciences Corp. (AE)                              7,500          174
Endo Pharmaceuticals Holdings, Inc. (AE)                       800            6
Endocare, Inc. (AE)                                          8,117          107
Express Scripts, Inc. Class A (AE)                           4,000          200
First Health Group Corp. (AE)                                5,200          146
Genencor International, Inc. (AE)                            5,400           53
Genesis Health Ventures, Inc. (AE)                           1,170           24
Guilford Pharmaceuticals, Inc.                               3,100           23
Haemonetics Corp. (AE)                                         700           20
Health Net, Inc. (AE)                                        5,700          153
Healthsouth Corp. (AE)                                      18,400          235
Henry Schein, Inc. (AE)                                        200            9
Hologic, Inc. (AE)                                           1,600           23
Hooper Holmes, Inc.                                          2,000           16
Humana, Inc. (AE)                                           16,600          259
Idexx Laboratories, Inc. (AE)                                2,400           62
Inamed Corp. (AE)                                            1,500           40
Inhale Therapeutic Systems, Inc. (AE)                        5,500           52
Integra LifeSciences Holdings Corp. (AE)                     1,200           26
Invitrogen Corp. (AE)                                        5,400          173
Kindred Healthcare, Inc. (AE)                                  200            9
Kos Pharmaceuticals, Inc. (AE)                               2,600           53
LabOne, Inc. (AE)                                              400           10
LifePoint Hospitals, Inc. (AE)                               1,090           40
Lincare Holdings, Inc. (AE)                                 13,200          426
Martek Biosciences Corp. (AE)                                2,100           44
Maxygen (AE)                                                 1,000           12
Medcath Corp. New (AE)                                       8,400          144
Medicines Co. (AE)                                             900           11
Medicis Pharmaceutical Class A (AE)                         14,500          619
Meridian Medical Technologies, Inc. (AE)                       700           25
Merit Medical Systems, Inc. (AE)                               600           12
MGI Pharma, Inc. (AE)                                          900            6
Mid Atlantic Medical Services (AE)                          12,300          386
Mylan Laboratories                                           3,400          107
Neurocrine Biosciences, Inc. (AE)                            6,700          192
Noven Pharmaceuticals, Inc. (AE)                               900           23
Odyssey HealthCare, Inc. New (AE)                              600           22
Omnicare, Inc.                                              13,900          365
Orthodontic Centers Of America (AE)                          1,200           28
Owens & Minor, Inc.                                          8,000          158
Oxford Health Plans (AE)                                     3,100          144
Pacificare Health Systems (AE)                               4,700          128
Parexel International Corp. (AE)                             4,200           58
Patterson Dental Co. (AE)                                    2,600          131
Pediatrix Medical Group, Inc. (AE)                             200            5
Perrigo Co. (AE)                                             3,700           48
Pharmaceutical Product
  Development, Inc. (AE)                                     5,600          148
Pharmaceutical Resources, Inc. (AE)                         10,300          286

18 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Pharmacopeia, Inc. (AE)                                      8,400           72
Priority Healthcare Corp. Class B (AE)                       8,300          195
Protein Design Labs, Inc. (AE)                               2,000           22
PSS World Medical, Inc. (AE)                                 8,400           68
Radiologix, Inc. (AE)                                        1,040           16
RehabCare Group, Inc. (AE)                                     800           19
Renal Care Group, Inc. (AE)                                  1,900           59
Respironics, Inc. (AE)                                       4,000          136
Sangstat Medical Corp. (AE)                                  1,100           25
Serologicals Corp. (AE)                                      1,900           35
SICOR, Inc. (AE)                                             7,315          136
Sola International, Inc. (AE)                                1,900           22
Stericycle, Inc. (AE)                                        5,500          195
Steris Corp. (AE)                                           12,600          241
Sybron Dental Specialties, Inc. (AE)                         2,066           38
Syncor International Corp.-Del (AE)                            700           22
Techne Corp. (AE)                                              700           20
Therasense, Inc. New (AE)                                    3,300           61
Triad Hospitals, Inc. (AE)                                   4,600          195
Trigon Healthcare, Inc. (AE)                                   100           10
Trimeris, Inc. (AE)                                          3,300          146
Unilab Corp. New (AE)                                          500           14
United Surgical Partners International, Inc. New (AE)        1,100           34
Universal Health Services, Inc. Class B (AE)                   700           34
Varian Medical Systems, Inc. (AE)                            1,400           57
Varian, Inc. (AE)                                            2,000           66
Viasys Healthcare, Inc.                                      2,100           37
Visx, Inc. (AE)                                              5,800           63
VitalWorks, Inc. (AE)                                        9,600           79
Vivus, Inc. (AE)                                             2,050           14
WebMD Corp. (AE)                                             7,700           43
Wellpoint Health Networks (AE)                                  86            7
West Pharmaceutical Services, Inc.                             100            3
Women First Healthcare, Inc. (AE)                              740            6
Wright Medical Group, Inc. New (AE)                            900           18
                                                                     ----------
                                                                         10,889
                                                                     ----------

INTEGRATED OILS - 0.1%
Great Plains Energy, Inc.                                    6,300          128
Holly Corp.                                                  1,000           17
Magnum Hunter Resources, Inc. (AE)                             600            5
                                                                     ----------
                                                                            150
                                                                     ----------

MATERIALS AND PROCESSING - 8.5%
Airgas, Inc. (AE)                                              700           12
Applied Films Corp. (AE)                                     9,100          102
Aptargroup, Inc.                                             7,000          215
Arch Chemicals, Inc.                                         3,300           82
Boise Cascade Corp.                                          7,100          245
Cabot Corp.                                                  7,800          223
Calgon Carbon Corp.                                         21,100          177
Cambrex Corp.                                                2,780          111
Centex Construction Products, Inc.                           1,400           51
Chesapeake Corp.                                             2,100           55
Clarcor, Inc.                                                  700           22
Cleveland-Cliffs, Inc.                                       1,400           39
CoorsTek, Inc. (AE)                                         10,693          331
Corn Products International, Inc.                            3,800          118
Crompton Corp. (AE)                                          2,000           26
Crown Cork & Seal Co., Inc. (AE)                             2,700           18
Culp, Inc. (AE)                                             14,100          227
Cytec Industries, Inc. (AE)                                  5,400          170
DHB Industries, Inc. (AE)                                    4,600           19
Dycom Industries, Inc. (AE)                                    500            6
EMCOR Group, Inc. (AE)                                       6,600          387
Energizer Holdings, Inc. (AE)                                8,200          225
Engelhard Corp.                                              8,400          238
FBR Asset Investment Corp.                                   4,200          140
Ferro Corp.                                                    400           12
Finish Line Class A (AE)                                     2,200           39
Freeport-McMoRan Copper & Gold, Inc. Class B (AE)            2,500           45
Georgia Gulf Corp.                                           6,400          169
Glatfelter                                                  17,800          335
Grant Prideco, Inc. (AE)                                     9,934          135
Griffon Corp. (AE)                                           1,800           33
Harsco Corp.                                                 4,400          165
HB Fuller Co.                                                1,800           53
Hercules, Inc. (AE)                                         10,700          124
Hughes Supply, Inc.                                          8,000          359
IMC Global, Inc.                                             4,700           59
Insituform Technologies, Inc. Class A (AE)                   1,100           23
Intermet Corp.                                               4,000           43
Jacobs Engineering Group, Inc. (AE)                          3,700          129
Lafarge North America, Inc.                                  1,900           67
Lennox International, Inc.                                  27,000          486
LNR Property Corp.                                             600           21
Lone Star Technologies, Inc. (AE)                            1,500           34
Longview Fibre Co.                                           2,300           22
Louisiana-Pacific Corp.                                     20,700          219
Lubrizol Corp.                                               7,500          251
Lydall, Inc. (AE)                                            1,800           27
MacDermid, Inc.                                              1,100           24
Martin Marietta Materials, Inc.                              1,900           74
Maverick Tube Corp. (AE)                                     8,867          133
Meritage Corp. (AE)                                            300           14
Minerals Technologies, Inc.                                  2,300          113
Myers Industries, Inc.                                       1,400           24
Nortek, Inc. (AE)                                              600           27
Owens-Illinois, Inc. (AE)                                    3,000           41

                                                       Aggressive Equity Fund 19

AGGRESSIVE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Packaging Corp. of America (AE)                             10,400          207
Pactiv Corp. (AE)                                            2,100           50
Phelps Dodge Corp.                                           1,000           41
Pope & Talbot, Inc.                                          1,400           26
Precision Castparts Corp.                                    8,400          277
Qantas Airways, Ltd.                                         3,800          236
Quaker Fabric Corp. (AE)                                    15,600          242
Quanex Corp.                                                 2,300          101
Reliance Steel & Aluminum Co.                                  700           21
Rogers Corp. (AE)                                              700           19
RPM, Inc.                                                    1,800           27
Schulman (A.), Inc.                                          5,300          114
Scotts Co. (The) Class A (AE)                                4,100          186
Sealed Air Corp. (AE)                                        3,930          158
Shaw Group, Inc. (The) (AE)                                  1,900           58
Sigma Aldrich Corp.                                          2,500          125
Silgan Holdings, Inc. (AE)                                   6,000          243
Solutia, Inc.                                                1,400           10
Standard Register Co. (The)                                  3,800          130
Symyx Technologies (AE)                                        900           13
Timken Co.                                                   9,200          205
Tractor Supply Co. (AE)                                        927           66
Unifi, Inc. (AE)                                             5,900           64
United States Steel Corp.                                    5,400          107
Universal Forest Products, Inc.                              1,000           23
URS Corp. (AE)                                               2,100           59
USEC, Inc.                                                   8,000           70
USG Corp. (AE)                                               3,700           26
Watsco, Inc.                                                 1,700           31
Wausau-Mosinee Paper Corp.                                   2,500           30
Wellman, Inc.                                                1,800           30
                                                                     ----------
                                                                          9,534
                                                                     ----------

MISCELLANEOUS - 0.8%
Brunswick Corp.                                             15,700          440
Carlisle Cos., Inc.                                          2,200           99
GenCorp, Inc.                                                6,000           86
Kaman Corp. Class A                                          2,600           44
Lancaster Colony Corp.                                       1,200           43
SPX Corp. (AE)                                                 170           20
US Industries, Inc. (AE)                                    14,600           50
Walter Industries, Inc.                                      9,100          121
                                                                     ----------
                                                                            903
                                                                     ----------

OTHER ENERGY - 3.6%
Aquila, Inc.                                                21,400          171
Atwood Oceanics, Inc. (AE)                                     400           15
BJ Services Co. (AE)                                         3,000          102
Chesapeake Energy Corp. (AE)                                 6,620           48
Comstock Resources, Inc. (AE)                                1,500           11
Cooper Cameron Corp. (AE)                                    1,900           92
Equitable Resources, Inc.                                      600           21
Evergreen Resources, Inc. (AE)                               1,800           77
Frontier Oil Corp.                                             900           16
FuelCell Energy, Inc. (AE)                                   1,500           15
Gulfmark Offshore, Inc. (AE)                                 8,200          340
Houston Exploration Co. (AE)                                 1,000           29
Hydril Co. (AE)                                              4,400          118
Key Energy Services, Inc. (AE)                              12,316          129
National-Oilwell, Inc. (AE)                                 14,300          301
Newfield Exploration Co. (AE)                                3,700          138
Oceaneering International, Inc. (AE)                           900           24
Parker Drilling Co. (AE)                                    12,100           40
Patina Oil & Gas Corp.                                       2,500           69
Patterson-UTI Energy, Inc. (AE)                             16,414          463
Pioneer Natural Resources Co. (AE)                           3,600           94
Plains Resources, Inc. (AE)                                  1,100           29
PNM Resources, Inc.                                          8,200          198
Pogo Producing Co.                                           1,800           59
Seacor Holdings, Inc. (AE)                                   1,400           66
Smith International, Inc. (AE)                               4,200          286
Spinnaker Exploration Co. (AE)                               1,000           36
Stone Energy Corp. (AE)                                      1,080           43
Superior Energy Services (AE)                                2,000           20
Tom Brown, Inc. (AE)                                         4,600          130
Trico Marine Services, Inc. (AE)                            26,100          177
Unit Corp. (AE)                                              1,400           24
Universal Compression Holdings, Inc. (AE)                    6,500          156
Varco International, Inc. (AE)                              11,800          207
Veritas DGC, Inc. (AE)                                       7,300           92
Vintage Petroleum, Inc.                                     18,416          219
Westport Resources Corp. (AE)                                1,300           21
                                                                     ----------
                                                                          4,076
                                                                     ----------

PRODUCER DURABLES - 6.2%
Advanced Energy Industries, Inc. (AE)                        5,892          131
AGCO Corp.                                                   6,300          123
Allen Telecom, Inc. (AE)                                    13,600           58
American Tower Corp. Class A (AE)                           18,000           62
Ametek, Inc.                                                 2,200           82
Andrew Corp. (AE)                                            1,600           23
Applied Industrial Technologies, Inc.                        1,000           20
ATMI, Inc. (AE)                                              6,800          152
Baldor Electric Co.                                            900           23
Brooks-PRI Automation, Inc. (AE)                             6,664          170
C&D Technologies, Inc.                                       1,200           22
C-COR.net Corp. (AE)                                         2,600           18
Centex Corp.                                                   600           35
Chicago Bridge & Iron Co. NV                                 4,200          118
CNH Global NV                                                7,800           31
Cohu, Inc.                                                   7,000          121
Curtiss-Wright Corp.                                         2,100          168

20 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Cymer, Inc. (AE)                                             6,420          225
Donaldson Co., Inc.                                          2,900          102
Electro Scientific Industries, Inc. (AE)                     4,869          118
Engineered Support Systems, Inc.                               800           42
Esterline Technologies Corp. (AE)                            1,400           32
FEI Co. (AE)                                                 4,130          101
Flir Systems, Inc. (AE)                                      1,300           55
Flowserve Corp. (AE)                                         6,600          197
FSI International, Inc. (AE)                                   700            5
Hovnanian Enterprises, Inc. Class A (AE)                     6,700          240
Hubbell, Inc. Class B                                          900           31
Ionics, Inc. (AE)                                              400           10
Itron, Inc. (AE)                                             7,919          208
Kadant, Inc. (AE)                                            3,700           61
Kulicke & Soffa Industries, Inc. (AE)                        8,500          105
Lennar Corp.                                                 1,800          110
LTX Corp. (AE)                                               6,900           99
M/I Schottenstein Homes, Inc.                                7,200          271
Mettler Toledo International, Inc. (AE)                      4,910          181
Millipore Corp.                                              6,500          208
MKS Instruments, Inc. (AE)                                   5,448          109
Moog, Inc. Class A (AE)                                        800           34
Orbital Sciences Corp. (AE)                                 17,800          142
Photon Dynamics, Inc. (AE)                                   9,672          290
Photronics, Inc. (AE)                                        5,000           95
Plantronics, Inc. (AE)                                       3,300           63
Powerwave Technologies, Inc. (AE)                            2,600           24
Pulte Homes, Inc.                                            2,200          126
Roper Industries, Inc.                                         600           22
Rudolph Technologies, Inc. (AE)                              8,240          205
Ryland Group, Inc.                                           9,400          468
Semitool, Inc. (AE)                                            700            6
Spectralink Corp. (AE)                                         800            9
Steelcase, Inc. Class A                                      4,100           55
Stewart & Stevenson Services                                 1,100           20
Technitrol, Inc.                                               900           21
Tecumseh Products Co. Class A                                  500           27
Teledyne Technologies, Inc. (AE)                            12,000          249
Terex Corp. (AE)                                             7,058          159
Thomas & Betts Corp.                                         2,100           39
Toll Brothers, Inc. (AE)                                    10,200          299
TRC Cos., Inc. (AE)                                          8,100          166
Triumph Group, Inc. (AE)                                     2,900          129
United Defense Industries, Inc. New (AE)                     5,900          136
Varian Semiconductor Equipment
  Associates, Inc. (AE)                                      4,900          166
Veeco Instruments, Inc. (AE)                                 3,694           85
Watts Industries, Inc. Class A                               4,100           81
William Lyon Homes, Inc. (AE)                                  900           23
Woodward Governor Co.                                          400           24
                                                                     ----------
                                                                          7,030
                                                                     ----------
TECHNOLOGY - 11.0%
3Com Corp. (AE)                                             69,300          305
Acclaim Entertainment, Inc. (AE)                             7,200           25
Activision, Inc. (AE)                                        5,300          154
Actuate Corp. (AE)                                           2,830           13
Acxiom Corp. (AE)                                           10,700          187
ADC Telecommunications, Inc. (AE)                            6,900           16
Adtran, Inc. (AE)                                            2,100           40
Aeroflex, Inc. (AE)                                         10,903           76
Affiliated Computer Services, Inc.
  Class A (AE)                                               4,500          214
Alliance Data Systems Corp. New (AE)                         9,800          250
Alloy, Inc. (AE)                                             6,200           90
American Management Systems (AE)                             2,800           54
Amphenol Corp. Class A (AE)                                  2,500           90
Anadigics, Inc. (AE)                                         5,200           43
Anixter International, Inc. (AE)                             4,300          101
Ansys, Inc. (AE)                                               500           10
Anteon International Corp. New (AE)                          1,000           25
Apogent Technologies, Inc. (AE)                              1,600           33
Arbitron, Inc. (AE)                                          5,900          184
Arris Group, Inc. (AE)                                       8,300           37
Arrow Electronics, Inc. (AE)                                21,700          450
Ascential Software Corp. (AE)                                4,700           13
ASE Test, Ltd. (AE)                                         12,200          118
ASM International NV (AE)                                    3,100           54
Aspen Technology, Inc. (AE)                                  8,869           74
At Road, Inc. (AE)                                           1,210            7
Autodesk, Inc.                                               4,600           61
Avaya, Inc. (AE)                                             5,300           26
Avnet, Inc.                                                 14,000          308
Avocent Corp. (AE)                                           2,400           38
BEI Technologies, Inc.                                      12,500          143
Benchmark Electronics, Inc. (AE)                             1,500           44
Borland Software Corp. (AE)                                  2,400           25
Business Objects SA - ADR (AE)                               2,400           67
Catapult Communications Corp. (AE)                             200            4
Checkpoint Systems, Inc. (AE)                                2,700           32
ChipPAC, Inc. Class A (AE)                                  15,600           96
CIENA Corp. (AE)                                             6,100           26
Cognizant Technology Solutions Corp. (AE)                      300           16
Coherent, Inc. (AE)                                          4,740          140
Concord Communications, Inc. (AE)                            2,140           35
Conexant Systems, Inc. (AE)                                 30,100           49
Cypress Semiconductor Corp. (AE)                             7,100          108
Digex, Inc. (AE)                                            32,000            7
Documentum, Inc. (AE)                                        4,300           52
DRS Technologies, Inc. (AE)                                  1,400           60
DSP Group, Inc. (AE)                                        10,500          206
Dynamics Research Corp. (AE)                                   500           12
E.piphany, Inc. (AE)                                         7,600           33

                                                       Aggressive Equity Fund 21

AGGRESSIVE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Electronics for Imaging (AE)                                   300            5
Embrex, Inc. (AE)                                              400            8
EMS Technologies, Inc. (AE)                                    849           18
Enterasys Networks, Inc. (AE)                               10,000           18
ESCO Technologies, Inc. (AE)                                 1,100           39
ESS Technology (AE)                                         25,700          451
Exar Corp. (AE)                                             10,200          201
Fairchild Semiconductor
  International, Inc. Class A (AE)                           4,600          112
Fidelity National Information
  Solutions, Inc. (AE)                                         400           10
Filenet Corp. (AE)                                           1,100           16
Genuity, Inc. Class A (AE)                                   3,450           13
Harris Corp.                                                 8,500          308
Herley Industries, Inc. (AE)                                   260            6
HNC Software (AE)                                            1,400           23
HPL Technologies, Inc. New (AE)                              8,050          121
Hypercom Corp. (AE)                                          3,700           28
Hyperion Solutions Corp. (AE)                                5,700          104
Identix, Inc. (AE)                                           1,209            9
Ii-Vi, Inc. (AE)                                             8,399          124
Informatica Corp. (AE)                                      18,500          131
Ingram Micro, Inc. Class A (AE)                             11,000          151
Inktomi Corp. (AE)                                           5,500            5
Integrated Circuit Systems, Inc. (AE)                        6,271          127
Inter-Tel, Inc.                                              1,200           21
Intergraph Corp. (AE)                                        1,300           23
Intersil Corp. Class A (AE)                                  9,600          205
Intrado, Inc. (AE)                                          12,815          248
Invision Technologies, Inc. (AE)                               360            9
Iomega Corp. (AE)                                            9,100          117
Iona Technologies PLC - ADR (AE)                             4,000           21
JDA Software Group, Inc. (AE)                                4,500          127
Keynote Systems, Inc. (AE)                                   5,100           37
L-3 Communications Holdings, Inc. (AE)                       1,200           65
Lawson Software, Inc. New (AE)                               7,300           42
Loral Space & Communications (AE)                           27,500           27
Macromedia, Inc. (AE)                                        2,000           18
Macrovision Corp. (AE)                                       3,800           50
Mantech International Corp.
  Class A New (AE)                                             500           12
Manugistics Group, Inc. (AE)                                 2,400           15
Maxtor Corp. (AE)                                           25,600          116
Mercury Interactive Corp. (AE)                               2,300           53
Merix Corp. (AE)                                               400            3
Methode Electronics Class A                                  2,200           28
Microchip Technology, Inc. (AE)                              9,441          259
Microsemi Corp. (AE)                                         1,500           10
Microtune, Inc. (AE)                                        24,954          222
Mykrolis Corp. New (AE)                                     10,873          128
National Instruments Corp. (AE)                              4,100          133
NETIQ Corp. (AE)                                             2,400           54
Network Associates, Inc. (AE)                               10,300          198
Novell, Inc. (AE)                                           11,600           37
Openwave Systems, Inc. (AE)                                 24,564          138
OpticNet, Inc. (AE)                                          1,400
Optimal Robotics Corp. Class A (AE)                          1,300            9
OSI Systems, Inc. (AE)                                         280            6
Overture Services, Inc. (AE)                                12,355          309
Park Electrochemical Corp.                                   1,300           34
Pioneer Standard Electronics                                 2,000           21
Planar Systems, Inc. (AE)                                    8,700          167
Power Integrations, Inc. (AE)                               10,506          188
Precise Software Solutions, Ltd. (AE)                        5,700           54
Progress Software Corp. (AE)                                   900           13
Quantum Corp. (AE)                                          20,100           84
Quest Software, Inc. (AE)                                    3,300           48
Rational Software Corp. (AE)                                 3,100           25
Reynolds & Reynolds Co. (The)
  Class A                                                    7,200          201
Riverstone Networks, Inc. New (AE)                           6,500           20
Roxio, Inc. (AE)                                             2,000           14
Sandisk Corp. (AE)                                           3,700           46
Scansource, Inc. (AE)                                          300           18
Secure Computing Corp. (AE)                                 13,308          100
Semtech Corp. (AE)                                           4,451          119
Silicon Laboratories, Inc. (AE)                              1,500           41
Silicon Storage Technology, Inc. (AE)                       15,500          121
Skyworks Solutions, Inc. (AE)                               17,865           99
Storage Technology Corp. (AE)                                4,900           78
Sybase, Inc. (AE)                                            1,700           18
Systems & Computer
  Technology Corp. (AE)                                      3,400           46
TIBCO Software, Inc. (AE)                                    4,800           27
Titan Corp. (AE)                                             3,200           59
Trimble Navigation, Ltd. (AE)                                4,200           65
Tyler Technologies, Inc. (AE)                                1,500            8
Unisys Corp. (AE)                                           11,600          104
UNOVA, Inc. (AE)                                            13,600           88
Utstarcom, Inc. (AE)                                        14,353          290
Verity, Inc. (AE)                                            2,700           30
Vignette Corp. (AE)                                         40,900           81
Vishay Intertechnology, Inc. (AE)                           27,400          602
webMethods, Inc. (AE)                                        3,200           32
Websense, Inc. (AE)                                          1,100           28
White Electronic Designs Corp. (AE)                         18,300          138
Zebra Technologies Corp. Class A (AE)                        2,100          101
Zoran Corp. (AE)                                             6,395          147
                                                                     ----------
                                                                         12,374
                                                                     ----------

22 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
UTILITIES - 2.6%
AES Corp. (AE)                                              52,800          286
AGL Resources, Inc.                                          6,700          155
Alliant Energy Corp.                                         6,600          170
Avista Corp.                                                10,000          138
Broadwing, Inc. (AE)                                        18,800           49
Cablevision Systems Corp.-Rainbow
  Media Group (AE)                                           5,800           51
Cascade Natural Gas Corp.                                   17,200          359
Citizens Communications Co. (AE)                            10,400           87
Commonwealth Telephone
  Enterprises, Inc. (AE)                                       400           16
Conectiv                                                     6,100          157
Energen Corp.                                                3,300           91
Energy East Corp.                                            1,000           23
Hawaiian Electric Industries                                 5,600          238
Idacorp, Inc.                                                  900           25
IDT Corp. (AE)                                               4,400           74
Mediacom Communications Corp. (AE)                          12,034           94
Metro One Telecommunications (AE)                              600            8
New Jersey Resources Corp.                                   2,100           63
Northeast Utilities                                          1,800           34
Northwest Natural Gas Co.                                    1,700           49
Oneok, Inc.                                                  4,200           92
Perpetual Trustees Australia, Ltd.                          10,400          176
Quintiles Transnational Corp. (AE)                           2,300           29
SEMCO Energy, Inc.                                           1,600           14
Southwest Gas Corp.                                          2,000           50
Telephone & Data Systems, Inc.                               1,800          109
UIL Holdings Corp.                                             400           22
Westar Energy, Inc.                                         12,600          193
Wisconsin Energy Corp.                                       1,000           25
WPS Resources Corp.                                            800           33
                                                                     ----------
                                                                          2,910
                                                                     ----------

TOTAL COMMON STOCKS
(cost $103,406)                                                         106,547
                                                                     ----------

                                                         PRINCIPAL
                                                          AMOUNT
                                                           (000)
                                                             $
                                                        ----------

SHORT-TERM INVESTMENTS - 5.8%
Frank Russell Investment Company
  Money Market Fund (c)                                      5,541        5,541
United States Treasury Bill (c)(y)(s)
  1.660% due 09/19/02                                        1,000          996
                                                                     ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $6,537)                                                             6,537
                                                                     ----------

                                                                        MARKET
                                                                        VALUE
                                                                        (000)
                                                                          $
                                                                     ----------
TOTAL INVESTMENTS - 100.3%
(identified cost $109,943)                                              113,084

OTHER ASSETS AND LIABILITIES, NET - (0.3%)                                 (287)
                                                                     ----------
NET ASSETS - 100.0%                                                     112,797
                                                                     ==========

                                                                  UNREALIZED
                                               NOTIONAL          APPRECIATION
                                                AMOUNT          (DEPRECIATION)
                                                (000)               (000)
                                                  $                   $
                                           ----------------    ----------------
FUTURES CONTRACTS
LONG POSITIONS
Russell 2000(R) Index
  expiration date 09/02                               4,170                  25

S&P 500 Index
  expiration date 09/02                               2,228                 (17)
                                                               ----------------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                         8
                                                               ================

See accompanying notes which are an integral part of the financial statements.

                                                       Aggressive Equity Fund 23

AGGRESSIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        June 30, 2002 (Unaudited)

ASSETS
Investment at market value (including securities
on loan of $9,964),(identified cost $109,943) ..................   $    113,084
Receivables:
  Dividends ....................................................             81
  Investments sold .............................................            691
  Fund shares sold .............................................             47
  Daily variation margin on futures contracts ..................             24
Investment of securities lending collateral in money
  market funds, at cost and market value .......................         10,188
                                                                   ------------
Total assets ...................................................        124,115

LIABILITIES
Payables:
Investments purchased ...........................   $        963
Fund shares redeemed ............................              4
Accrued fees to affiliates ......................             89
Other accrued expenses ..........................             74
Payable upon return of securities loaned ........         10,188
                                                    ------------
Total liabilities ..............................................         11,318
                                                                   ------------
NET ASSETS .....................................................   $    112,797
                                                                   ============
NET ASSETS CONSIST OF:
Accumulated net operating loss .................................   $       (186)
Accumulated net realized gain (loss) ...........................        (12,919)
Unrealized appreciation (depreciation) on:
Investments ....................................................          3,141
Futures contracts ..............................................              8
Shares of beneficial interest
Additional paid-in capital .....................................            103
                                                                        122,650
                                                                   ------------
NET ASSETS .....................................................   $    112,797
                                                                   ============
NET ASSET VALUE, offering and redemption price per share:
  ($112,797,499 divided by 10,293,427 shares of $.01 par
  value shares of beneficial interest outstanding) .............   $      10.96
                                                                   ============

See accompanying notes which are an integral part of the financial statements.

24 AGGRESSIVE EQUITY FUND

AGGRESSIVE EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands


                                      Six Months Ended June 30, 2002 (Unaudited)
INVESTMENT INCOME
  Dividends ....................................................   $        470
  Dividends from Money Market Fund .............................             58
  Interest .....................................................              9
  Securities Lending Income ....................................              1
                                                                   ------------
    Total investment income ....................................            538

EXPENSES
  Management fees ...............................   $        548
  Custodian fees ................................            163
  Transfer agent fees ...........................              4
  Professional fees .............................             16
  Trustees' fees ................................              8
  Miscellaneous .................................             25
                                                    ------------

  Expenses before reductions ....................            764
  Expense reductions ............................            (40)
                                                    ------------

    Expenses, net ..............................................            724
                                                                   ------------
Net investment loss ............................................           (186)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ...................................          3,529
  Futures contracts .............................           (413)         3,116
                                                    ------------
Net change in unrealized appreciation
  (depreciation) on:
  Investments ...................................         (7,786)
  Futures contracts .............................           (195)        (7,981)
                                                    ------------   ------------

Net realized and unrealized gain (loss) ........................         (4,865)
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........   $     (5,051)
                                                                   ============

See accompanying notes which are an integral part of the financial statements.

                                                      Aggressive Equity Fund  25

AGGRESSIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                          SIX MONTHS ENDED
                                            JUNE 30, 2002         YEAR ENDED
                                             (UNAUDITED)      DECEMBER 31, 2001
                                         -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss) .........   $             (186)  $              14
Net realized gain (loss) .............                3,116              (7,355)
Net change in unrealized appreciation
  (depreciation) .....................               (7,981)              4,947
                                         ------------------   -----------------
Net increase (decrease) in net assets
  from operations ....................               (5,051)             (2,394)
                                         ------------------   -----------------
DISTRIBUTIONS
From net investment income ...........                   --                 (14)
Tax return of capital ................                   --                (100)
                                         ------------------   -----------------
Net decrease in net assets from
  distributions ......................                   --                (114)
                                         ------------------   -----------------

SHARE TRANSACTIONS
Net increase (decrease) in net assets
  from share transactions ............                6,155               7,536
                                         ------------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET
  ASSETS .............................                1,104               5,028

NET ASSETS
  Beginning of period ................              111,693             106,665
                                         ------------------   -----------------
End of period (including accumulated
  net operating loss of $186 at
  June 30, 2002) .....................   $          112,797   $         111,693
                                         ==================   =================

See accompanying notes which are an integral part of the financial statements.

26 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                     YEARS ENDED DECEMBER 31,
                                                                ---------------------------------------------------------
                                                       2002*      2001        2000        1999        1998       1997**
                                                    ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD ............   $   11.44   $   11.73   $   13.36   $   12.70   $   13.45   $   10.00
                                                    ---------   ---------   ---------   ---------   ---------   ---------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(d) ............        (.02)         --         .04         .05         .02         .04
  Net realized and unrealized gain (loss) .......        (.46)       (.28)       (.16)        .71         .13        3.45
                                                    ---------   ---------   ---------   ---------   ---------   ---------
    Total income from operations ................        (.48)       (.28)       (.12)        .76         .15        3.49
                                                    ---------   ---------   ---------   ---------   ---------   ---------
DISTRIBUTIONS
  From net investment income ....................          --          --        (.05)       (.04)       (.02)       (.04)
  From net realized gain ........................          --          --       (1.46)       (.06)       (.88)         --
  Tax return of capital .........................          --        (.01)         --          --          --          --
                                                    ---------   ---------   ---------   ---------   ---------   ---------
    Total distributions .........................          --        (.01)      (1.51)       (.10)       (.90)       (.04)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD ..................   $   10.96   $   11.44   $   11.73   $   13.36   $   12.70   $   13.45
                                                    =========   =========   =========   =========   =========   =========
TOTAL RETURN (%)(b) .............................       (4.20)      (2.36)       (.66)       6.08        1.02       35.07

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ......     112,797     111,693     106,665      99,150      24,607      15,372

  Ratios to average net assets (%)(c):
    Operating expenses, net .....................        1.25        1.25        1.25        1.25        1.25        1.25
    Operating expenses, gross ...................        1.32        1.38        1.28        1.34        1.67        2.22
    Net investment income (loss) ................        (.32)        .01         .27         .37         .19         .39

  Portfolio turnover rate (%) ...................       75.09      180.38      203.48      111.46       79.88       91.56


*    For the six months ended June 30, 2002 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  Less than $.01 per share for the period ended December 31, 2001.


                                                       Aggressive Equity Fund 27

NON-U.S. FUND

STATEMENT OF NET ASSETS

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
COMMON STOCKS - 90.8%
AUSTRALIA - 3.0%
Amcor, Ltd.                                                 12,500           58
AMP, Ltd.                                                   14,800          130
Australia and New Zealand Banking
  Group, Ltd.                                               22,000          238
Australian Stock Exchange, Ltd.                              1,600           12
AXA Asia Pacific Holdings, Ltd.                             11,300           17
BHP Billiton, Ltd. (AE)                                    122,595          709
Billabong International, Ltd.                                8,500           43
Boral, Ltd.                                                  5,200           11
Brambles Industries, Ltd.                                   10,031           53
BRL Hardy, Ltd.                                              5,325           27
Coca-Cola Amatil, Ltd.                                      11,983           43
Coles Myer, Ltd.                                            16,000           60
Colonial First State Property Trust Group                    9,800            1
Commonwealth Bank of Australia                              11,200          207
CSR, Ltd.                                                   15,600           56
David Jones, Ltd.                                           10,400            6
Deutsche Office Trust                                       11,100            8
Foodland Associated, Ltd.                                    1,400           15
Foster's Group, Ltd.                                        31,680           84
Futuris Corp., Ltd.                                          4,700            4
Gandel Retail Trust                                         14,600           10
General Property Trust                                      12,200           19
Goodman Fielder Wattie                                       5,000            5
Harvey Norman Holdings, Ltd.                                13,600           23
Insurance Australia Group, Ltd. (AE)                         5,700           10
John Fairfax Holdings, Ltd.                                 12,600           23
Leighton Holdings, Ltd.                                      6,100           36
Macquarie Bank, Ltd.                                         3,900           64
Macquarie Infrastructure Group (AE)                          6,900           11
Miller's Retail, Ltd.                                        9,154           12
MIM Holdings, Ltd.                                           4,700            3
National Australia Bank, Ltd.                               58,805        1,169
Newcrest Mining                                              1,900            8
News Corp., Ltd.                                            25,047          136
OneSteel, Ltd. (AE)                                          8,000            6
Orica, Ltd.                                                  3,000           16
Origin Energy, Ltd. (AE)                                     1,700            3
PaperlinX, Ltd.                                              4,400           12
Perpetual Trustees Australia, Ltd.                             500           12
Publishing & Broadcasting, Ltd.                              4,000           20
Qantas Airways, Ltd.                                         8,600           22
QBE Insurance Group, Ltd.                                   12,500           47
Rio Tinto, Ltd.                                              3,900           73
Santos, Ltd.                                               174,300          632
Southcorp Holdings, Ltd.                                     1,200            4
Stockland Trust Group                                        3,400            8
Suncorp-Metway, Ltd.                                         7,900           55
TABCORP Holdings, Ltd.                                       6,000           42
Telstra Corp., Ltd.                                         19,500           51
Wesfarmers, Ltd.                                             4,600           70
Westfield Holdings, Ltd.                                     8,200           69
Westfield Trust                                              9,800           19
Westpac Banking Corp., Ltd.                                 23,400          213
Westralian Sands, Ltd.                                       2,400            7
WMC, Ltd.                                                    4,600           23
Woodside Petroleum, Ltd.                                     1,700           13
Woolworths, Ltd.                                             9,500           70
                                                                     ----------
                                                                          4,809
                                                                     ----------

BELGIUM - 1.0%
Delhaize Group                                                 900           42
Dexia                                                       22,210          344
Dexia (AE)                                                  22,500          347
Fortis (AE)                                                 32,020          682
Fortis                                                       3,800           81
KBC Bancassurance Holding                                    1,100           44
Solvay SA Class A (AE)                                       1,950          140
                                                                     ----------
                                                                          1,680
                                                                     ----------
BRAZIL - 0.2%
Petroleo Brasileiro SA - Petrobras - ADR                    14,320          270
                                                                     ----------

CANADA - 2.1%
Abitibi-Consolidated, Inc.                                   2,700           25
Alcan, Inc.                                                  3,320          126
Alimentation Couche Tard, Inc. (AE)                            200            4
ATI Technologies, Inc. (AE)                                    500            3
AUR Resources, Inc. (AE)                                     3,850           12
Bank of Montreal                                             4,440          104
Bank of Nova Scotia                                          5,300          174
Barrick Gold Corp.                                           5,620          107
BCE, Inc.                                                      870           15
BCE, Inc.                                                    1,931           34
Biovail Corp. (AE)                                           1,050           31
Biovail Corp. (AE)                                             500           14
Bombardier, Inc. Class B (AE)                               10,690           89
Brascan Corp.                                                1,510           35
CAE, Inc.                                                    1,100            9
Canada Life Financial Corp.                                    100            2
Canadian Imperial Bank of Commerce                           3,200          102
Canadian National Railway Co.                                2,210          116
Canadian Natural Resources, Ltd.                             1,330           45
Canadian Pacific Railway, Ltd.                                 920           23
Canadian Pacific Railway, Ltd.                                 130            3
Canadian Tire Corp. Class A                                    600           12
Celestica, Inc. (AE)                                         1,570           36
Celestica, Inc. (AE)                                         1,600           36
CGI Group, Inc. Class A (AE)                                 2,250           10
CHC Helicopter Corp.                                           680           15
Co-Steel, Inc. Sub Voting                                    5,320           19
Cognos, Inc. (AE)                                              730           16

28 Non-U.S. Fund

NON-U.S. FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Cognos, Inc. (AE)                                              970           21
CP Ships, Ltd. (AE)                                            300            3
Descartes Systems Group, Inc. (The)                          1,200            4
Dofasco, Inc.                                                2,370           48
Domtar, Inc.                                                 1,200           14
Enbridge, Inc.                                               1,290           40
Encana Corp.                                                 5,341          164
Fairmont Hotels & Resorts, Inc. (AE)                           400           10
Fairmont Hotels & Resorts, Inc.                                420           11
Falconbridge, Ltd.                                           2,920           38
Fording, Inc. (AE)                                             200            4
Forzani Group, Ltd. Class A (AE)                             3,460           53
Goldcorp, Inc.                                               1,370           14
Home Capital Group, Inc.                                     3,190           32
Hudson's Bay Co.                                               600            5
Husky Energy, Inc.                                           1,400           15
Imperial Oil, Ltd.                                           2,010           62
Inco, Ltd. (AE)                                              1,590           36
Investors Group, Inc.                                        1,630           30
Loblaw Cos., Ltd.                                            1,710           70
Magna International, Inc. Class A                              480           33
Magna International, Inc. Class A                              440           30
Manulife Financial Corp.                                     5,411          155
Masonite International Corp. (AE)                            3,970           74
Molson, Inc. Class A (AE)                                    2,000           43
National Bank Of Canada                                      1,910           38
Newmont Mining Corp. of Canada (AE)                            414           11
Nexen, Inc.                                                  1,030           28
Noranda, Inc.                                                3,130           39
Nortel Networks Corp.                                        7,200           10
Nova Chemicals Corp.                                           300            7
Onex Corp.                                                     300            4
Penn West Petroleum, Ltd. (AE)                                 420           12
Petro-Canada                                                 2,080           58
Placer Dome, Inc.                                            3,150           35
Potash Corp. of Saskatchewan                                   200           13
Power Corp. Of Canada                                        1,630           43
Power Financial Corp.                                          600           16
Precision Drilling Corp. (AE)                                  580           20
QLT PhotoTherapeutics, Inc. (AE)                               300            4
QLT PhotoTherapeutics, Inc. (AE)                               580            8
Quebecor World, Inc.                                           200            5
Royal Bank of Canada                                         7,310          252
Royal Group Technologies, Ltd. (AE)                            400            8
Saputo, Inc.                                                 1,160           24
Shell Canada, Ltd. Class A                                     400           14
Sobeys, Inc. (AE)                                              650           17
Sun Life Financial Services of
  Canada, Inc.                                               5,966          129
Suncor Energy, Inc.                                          6,440          113
Talisman Energy, Inc.                                        1,770           79
Teck Cominco, Ltd. Class B (AE)                              2,460           22
Thomson Corp. (The) (AE)                                     2,340           74
TransCanada PipeLines, Ltd.                                  5,990           91
Weston (George), Ltd. (AE)                                     810           67
                                                                     ----------
                                                                          3,467
                                                                     ----------

CHINA - 0.3%
PetroChina Co., Ltd. Class H                             1,297,400          276
Shenzhen Expressway Co., Ltd. Class H                       17,000          182
                                                                     ----------
                                                                            458
                                                                     ----------

DENMARK - 0.5%
Dampskinsselkabat AF 1912 Class B                                1            8
Danske Bank A/S (AE)                                        10,400          191
DSV DE Sammenslut Vogn A/S                                     250            8
FLS Industries A/S Class B (AE)                              1,200           15
ISS A/S (AE)                                                 8,850          467
Novo-Nordisk A/S Class B (AE)                                  250            8
TDC A/S (AE)                                                 1,200           33
                                                                     ----------
                                                                            730
                                                                     ----------

FINLAND - 1.4%
Fortum Oyj (AE)                                             31,600          182
Kesko OYJ Class B                                           19,648          223
Nokia OYJ (AE)                                              51,100          748
Sampo Oyj Class A                                           71,750          560
Stora Enso Oyj Class R                                      20,081          281
UPM-Kymmene Oyj (AE)                                         5,646          222
                                                                     ----------
                                                                          2,216
                                                                     ----------

FRANCE - 9.0%
Accor SA                                                    11,481          466
Air France                                                  24,884          417
Air Liquide                                                     91           14
Alstom (AE)                                                  2,000           21
Aventis SA (AE)                                             22,710        1,610
AXA                                                          7,900          144
BNP Paribas                                                 27,504        1,522
Casino Guich-Perr                                              650           55
Christian Dior SA                                            4,400          169
Cie de Saint-Gobain                                         24,332        1,092
CNP Assurances                                               1,500           61
Credit Lyonnais SA (AE)                                      6,300          270
European Aeronautic Defense and Space Co.                    9,000          138
L'Oreal SA                                                     950           74
Lafarge SA                                                     675           67
Lagardere S.C.A.                                               500           22
LVMH Moet Hennessy Louis Vuitton SA                         13,797          695
Michelin (C.G.D.E.) Class B (AE)                            10,723          435
Pechiney SA Class A (AE)                                     4,450          203
Pernod-Ricard                                                9,200          901

                                                                Non-U.S. Fund 29

NON-U.S. FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Peugeot SA                                                   1,800           93
Sanofi-Synthelabo SA (AE)                                    2,275          138
Schneider Electric SA (AE)                                  14,906          802
Societe Assurances Generales de France                       9,074          417
Societe Generale Class A                                     5,850          385
Societe Television Francaise 1                               3,000           80
Suez SA (AE)                                                15,522          414
TotalFinaElf SA (AE)                                        12,806        2,080
TotalFinaElf SA - ADR                                       10,816          875
Valeo SA                                                     8,653          360
Vivendi Universal SA (AE)                                   20,603          445
                                                                     ----------
                                                                         14,465
                                                                     ----------
GERMANY - 5.8%
Adidas-Salomon AG                                              400           33
Allianz AG (AE)                                              4,206          849
Altana AG (AE)                                               3,700          201
BASF AG (AE)                                                 6,900          321
Bayer AG (AE)                                               33,992        1,089
Bayerische Hypo-und                                         11,856          386
Vereinsbank AG (AE)
  Beiersdorf AG                                                700           85
Commerzbank AG                                              38,420          577
DaimlerChrysler AG (AE)                                      4,500          218
Deutsche Bank AG                                               200           14
Deutsche Boerse AG (AE)                                      3,279          140
Deutsche Lufthansa AG (AE)                                  23,823          339
Deutsche Post AG                                            48,990          633
Deutsche Telekom (AE)                                          800            8
EON AG (AE)                                                 15,109          877
Gehe AG                                                      1,500           63
Infineon Technologies AG (AE)                               21,658          342
KarstadtQuelle AG                                           15,000          379
Linde AG                                                       600           30
MAN AG                                                       4,100           87
Merck KGaA                                                     600           16
Metro AG                                                       600           18
Muenchener Rueckversicherungs AG                             1,652          392
Schering AG (AE)                                             6,500          409
Siemens AG                                                   4,800          288
Software AG (AE)                                             6,690           94
ThyssenKrupp AG                                             28,788          435
Volkswagen AG                                               21,310        1,027
                                                                     ----------
                                                                          9,350
                                                                     ----------
GREECE - 0.4%
Hellenic Telecommunications
Organization SA                                              4,000           63
Hellenic Telecommunications
Organization SA - ADR                                       67,305          526
                                                                     ----------
                                                                            589
                                                                     ----------
HONG KONG - 2.0%
ASM Pacific Technology                                       5,500           12
Bank of East Asia, Ltd.                                      5,400           11
Cathay Pacific Airways, Ltd.                                22,000           34
Cheung Kong Holdings, Ltd.                                  19,000          158
Cheung Kong Infrastructure Holdings                          7,000           11
China Mobile, Ltd. (AE)                                     82,000          242
CLP Holdings, Ltd. (AE)                                     21,200           84
CNOOC, Ltd.                                                 17,000           23
DAH Sing Financial                                           2,800           14
Dairy Farm International
  Holdings, Ltd. (AE)                                       18,000           16
Esprit Holdings, Ltd.                                       22,000           42
Giordano International, Ltd.                                 8,000            5
Hang Lung Properties, Ltd.                                   7,000            8
Hang Seng Bank, Ltd.                                         6,100           65
Henderson Land Development                                   9,000           37
Hong Kong & China Gas                                       50,700           68
Hong Kong Electric Holdings                                  9,500           36
Hong Kong Exchanges and Clearing, Ltd.                     196,000          323
Hutchison Whampoa, Ltd. (AE)                                56,000          418
JCG Holdings, Ltd.                                          26,000           16
Johnson Electric Hldgs                                      26,500           31
Li & Fung, Ltd.                                             18,000           24
MTR Corp.                                                  216,281          279
Shangri-La Asia, Ltd.                                        1,000          118
SmarTone Telecommunications
  Holding, Ltd. (AE)                                        11,000           12
Sun Hung Kai Properties, Ltd.                               20,000           96
Sun Hung Kai Properties, Ltd.                               71,000          539
Swire Pacific, Ltd. Class A                                 79,500          407
Television Broadcasts, Ltd.                                 10,000           42
Wharf Holdings, Ltd.                                        10,000           24
Wing Hang Bank, Ltd.                                         2,000            7
                                                                     ----------
                                                                          3,202
                                                                     ----------
IRELAND - 1.0%
Bank of Ireland (AE)                                       109,088        1,360
CRH PLC (AE)                                                13,200          215
                                                                     ----------
                                                                          1,575
                                                                     ----------
ITALY - 4.8%
Autostrade Concessioni e Costruzioni
Autostrade SpA (AE)                                         23,100          191
Banca Nazionale Del Lavoro SpA (AE)                         54,000           94
Banca Popolare di Bergamo Credito
  Varesino Scrl                                             23,292          459
Banca Popolare di Milano                                    14,300           58
Banco Popolare di Verona e
  Novara Scrl (AE)                                          19,200          249
Benetton Group SPA (AE)                                      6,200           72
Bulgari SpA (AE)                                            22,900          145

30 Non-U.S. Fund

NON-U.S. FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Enel SpA                                                    17,300           99
ENI-Ente Nazionale Idrocarburi SpA (AE)                    136,394        2,170
Fiat SpA                                                     3,500           44
Finmeccanica SpA (AE)                                      730,740          554
IntesaBci SpA                                              176,397          538
Italcementi SpA                                              7,400           73
Italgas SpA                                                 18,300          203
Luxottica Group SpA                                         14,700          286
Mediaset SpA                                                67,784          525
Parmalat Finanziaria SPA                                    25,000           77
Riunione Adriatica di Sicurta SpA                            4,900           66
Sanpaolo IMI SpA (AE)                                       35,205          353
Telecom Italia SpA (AE)                                     18,600          146
Telecom Italia SpA                                         236,462        1,255
TIM SPA (AE)                                                 2,500           10
UniCredito Italiano SpA                                     13,700           62
                                                                     ----------
                                                                          7,729
                                                                     ----------
JAPAN - 19.5%
77 Bank, Ltd. (The)                                         69,000          272
Acom Co., Ltd.                                                 350           24
Aeon Co., Ltd.                                               2,100           56
Aiful Corp.                                                  6,600          433
Alps Electric Co., Ltd.                                      7,000           88
Amano Corp.                                                  2,000           14
Aoyama Trading Co., Ltd. (AE)                                2,600           29
Asahi Kasei Corp.                                           19,000           63
Autobacs Seven Co., Ltd.                                     1,000           28
Bridgestone Corp.                                           52,000          716
Brother Industries                                           4,000           22
Canon, Inc.                                                 51,000        1,928
Central Glass Co., Ltd.                                     12,000           69
Central Japan Railway Co. (AE)                                   5           30
Chubu Electric Power Co., Inc.                               3,700           65
Citizen Watch Co., Ltd.                                      7,000           47
Credit Saison Co., Ltd.                                     44,400        1,054
CSK Corp.                                                    5,100          182
Dai Nippon Printing Co., Ltd.                                3,000           40
Dai Nippon Screen Manufacturing Co. (AE)                     3,000           16
Daicel Chemical Industries                                   1,000            3
Daiichi Pharmaceutical Co., Ltd.                             3,000           55
Daikin Industries, Ltd.                                      5,000           92
Daimaru, Inc.                                                5,000           23
Dainippon Ink and Chemicals, Inc.                            2,000            4
Daito Trust Construction Co., Ltd.                             200            4
Daiwa House Industry Co., Ltd.                               2,000           12
Daiwa Securities Group, Inc. (AE)                           19,000          123
Denki Kagaku Kogyo K K                                      16,000           51
Denso Corp.                                                    200            3
Dowa Mining Co.                                             16,000           77
East Japan Railway Co.                                          93          435
Eisai Co., Ltd. (AE)                                         1,400           36
Familymart, Co.                                              1,600           39
Fanuc, Ltd. (AE)                                            12,900          648
Fast Retailing Co., Ltd.                                       600           13
Fuji Electric Co.                                           12,000           33
Fuji Machine Manufacturing Co., Ltd.                        16,000          248
Fuji Photo Film Co., Ltd. (AE)                               7,000          226
Fuji Soft ABC, Inc.                                          2,400           97
Fujitsu Support and Service, Inc.                              200            5
Fujitsu, Ltd.                                                1,000            7
Funai Electric Co., Ltd. (AE)                                  700           86
General Sekiyu KK                                            4,000           28
Gunze, Ltd.                                                 12,000           51
Hankyu Department Stores                                     1,000            8
Heiwa Corp.                                                  3,300           55
Hino Motors, Ltd. (AE)                                      16,000           45
Hitachi Chemical Co., Ltd.                                   6,100           68
Hitachi, Ltd. (AE)                                           9,000           58
Honda Motor Co., Ltd.                                       17,900          726
Hosiden Corp. (AE)                                           3,000           39
Hoya Corp.                                                   3,000          218
Ibiden Co., Ltd.                                             2,000           30
Ines Corp.                                                     500            4
Ito-Yokado Co., Ltd.                                        11,000          551
Itochu Corp. (AE)                                          122,000          427
Jafco Co., Ltd.                                              1,100           97
Japan Tobacco, Inc.                                              7           47
JGC Corp.                                                   11,000           78
JSR Corp.                                                    9,000           76
Kansai Electric Power Co., Inc.                              2,700           43
Kao Corp.                                                   31,000          714
Kawasaki Heavy Industries (AE)                              32,000           41
Kawasaki Kisen                                              10,000           14
Kawasaki Steel Corp.                                        10,000           13
KDDI Corp. (AE)                                                 35          108
Keyence Corp.                                                  500          106
Kobayashi Pharmaceutical Co., Ltd.                             900           36
Konami Corp.                                                16,900          355
Konica Corp.                                                 1,000            6
Koyo Seiko Co., Ltd.                                         7,000           35
Kubota Corp.                                                 4,000           12
Kuraray Co., Ltd.                                            9,000           59
Kyocera Corp.                                                2,600          190
Kyushu Electric Power (AE)                                   2,100           31
Lawson, Inc.                                                11,700          358
Mabuchi Motor Co., Ltd.                                      7,000          690
Makita Corp.                                                 3,000           19
Matsumotokiyoshi Co., Ltd.                                  13,400          622
Matsushita Electric Industrial Co., Ltd.                    36,000          491
Meitec Corp.                                                   900           30
Millea Holdings, Inc. (AE)                                       8           66

                                                                Non-U.S. Fund 31

NON-U.S. FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Minebea Co., Ltd.                                           70,000          411
Minolta Camera Co.                                           4,000           12
Mitsubishi Corp. (AE)                                        3,000           22
Mitsubishi Electric Corp.                                   42,000          189
Mitsubishi Estate Co., Ltd.                                  5,000           41
Mitsubishi Heavy Industries, Ltd.                           21,000           64
Mitsubishi Pharma Corp.                                     22,000           94
Mitsubishi Tokyo Financial
  Group, Inc. (AE)                                              31          209
Mitsui & Co., Ltd.                                          35,000          234
Mitsui Chemicals, Inc.                                      25,000          125
Mitsui Engineering & Shipbuilding                            9,000           11
Mitsui Fudosan Co., Ltd. (AE)                                1,000            9
Mitsui O.S.K. Lines, Ltd.                                   51,000          107
Mitsui Sumitomo Insurance Co., Ltd. (AE)                     7,000           38
Mitsui Trust Holdings, Inc.                                 50,000          104
Mitsumi Electric Co., Ltd.                                   2,600           41
Mizuho Holdings, Inc. (AE)                                      79          175
Murata Manufacturing Co., Ltd. (AE)                          6,700          430
Namco, Ltd.                                                  1,300           25
NEC Corp. (AE)                                              19,000          132
NGK Insulators, Ltd.                                         5,000           40
Nichicon Corp.                                               5,200           72
Nidec Corp.                                                    500           36
Nikko Cordial Corp. (AE)                                    19,000           96
Nikon Corp. (AE)                                            12,000          133
Nintendo Co., Ltd. (AE)                                      1,500          221
Nippon Express Co., Ltd.                                   166,000          879
Nippon Meat Packers, Inc.                                   26,000          326
Nippon Oil Co.                                              10,000           52
Nippon Sanso Corp.                                           8,000           28
Nippon Shokubai Kagaku Kogyo Co.                             4,000           20
Nippon Steel Corp.                                           3,000            5
Nippon Telegraph & Telephone Corp. (AE)                         33          136
Nippon Yusen Kabushiki Kaisha                               12,000           41
Nishimatsu Construction Co., Ltd.                           48,000          149
Nissan Motor Co., Ltd. (AE)                                192,000        1,331
Nisshin Flour Milling Co., Ltd.                              1,000            7
Nitto Denko Corp. (AE)                                         100            3
NOK Corp.                                                   12,000           94
Nomura Holdings, Inc. (AE)                                  57,000          837
NTN Corp.                                                    6,000           23
NTT DoCoMo, Inc. (AE)                                           60          148
Olympus Optical Co., Ltd.                                    2,000           28
Onward Kashiyama Co., Ltd.                                   1,000           10
Promise Co., Ltd.                                              100            5
Rinnai Corp.                                                11,000          190
Rinnai Corp.                                                27,100          610
Rohm Co., Ltd. (AE)                                          5,200          776
Sammy Corp.                                                  2,900           96
Sankyo Co., Ltd./Gunma                                       1,100           28
Sega Enterprises (AE)                                          300            7
Seino Transportation Co., Ltd.                               7,000           43
Seiyu, Ltd. (The) (AE)                                       1,000            4
Seven - Eleven Japan (AE)                                    3,000          118
Shimachu Co., Ltd. (AE)                                      5,200           93
Shin-Etsu Chemical Co., Ltd. (AE)                           31,600        1,359
Shiseido Co., Ltd.                                           3,000           40
Shohkoh Fund (AE)                                            2,900          351
Showa Shell Sekiyu                                           1,000            6
Softbank Corp.                                                 200            3
Sony Corp. (AE)                                              9,800          518
Sumisho Lease Co., Ltd.                                      3,000           48
Sumitomo Bakelite Co., Ltd.                                 50,000          363
Sumitomo Chemical Co., Ltd.                                 20,000           91
Sumitomo Corp.                                               5,000           30
Sumitomo Electric Industries, Ltd. (AE)                     13,000           90
Sumitomo Heavy Industry (AE)                                18,000           19
Sumitomo Mitsui Banking Corp. (AE)                          33,000          161
Sumitomo Realty & Development                                1,000            6
Suzuken Co., Ltd.                                              600           14
Suzuki Motor Corp.                                           6,000           28
Takeda Chemical Industries, Ltd. (AE)                       24,000        1,053
Takefuji Corp. (AE)                                            360           25
TDK Corp. (AE)                                               5,400          255
Terumo Corp. (AE)                                            4,200           56
THK Co., Ltd.                                                5,000           96
Tohoku Electric Power                                        2,600           36
Tokyo Electric Power Co.                                     8,800          181
Tokyo Electron, Ltd. (AE)                                    9,200          599
Tokyo Gas Co., Ltd.                                          2,000            6
Tokyo Seimitsu Co., Ltd.                                       200            7
Toppan Printing Co., Ltd.                                    6,000           62
Toshiba Corp.                                               12,000           49
Tosoh Corp.                                                 25,000           80
Tostem Inax Holding Corp.                                    1,000           17
Toyo Information Systems                                       200            6
Toyo Seikan Kaisha, Ltd.                                     3,000           39
Toyoda Gosei Co., Ltd.                                       5,100           64
Toyota Industries Corp.                                      1,400           23
Toyota Motor Corp. (AE)                                     21,100          560
UFJ Holdings, Inc. (AE)                                         18           44
UMC Japan (AE)                                                  28           74
Uni-Charm Corp.                                              2,800          105
UNY Co., Ltd.                                                8,000           91
UNY Co., Ltd.                                               52,600          378
West Japan Railway Co.                                           8           32
World Co., Ltd.                                              1,600           47
Yakult Honsha Co., Ltd.                                     11,000          125
Yamaha Corp.                                                 1,000           10
Yamaha Motor Co., Ltd.                                      72,000          530
Yamanouchi Pharmaceutical Co., Ltd. (AE)                    11,800          306

32 Non-U.S. Fund

NON-U.S. FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Yamato Transport Co., Ltd.                                   3,000           55
Yasuda Fire & Marine Insurance
  Co., Ltd. (The)                                            6,000           37
Yokogawa Electric Corp.                                     11,000           85
                                                                     ----------
                                                                         31,559
                                                                     ----------

LUXEMBOURG - 0.5%
Arcelor (AE)                                                38,372          545
Infosys Technologies, Ltd.
  2002 Warrants (AE)                                         5,391          219
                                                                     ----------
                                                                            764
                                                                     ----------

MALAYSIA - 0.2%
Oriental Holdings BHD                                        3,200          258
TAN Chong Motor Holdings BHD                                 6,000           53
                                                                     ----------
                                                                            311
                                                                     ----------

MEXICO - 0.1%
Telefonos de Mexico SA de CV - ADR                           6,400          205
                                                                     ----------

NETHERLANDS - 5.8%
ABN Amro Holding NV (AE)                                    49,272          895
Aegon NV                                                     3,900           81
Akzo Nobel NV (AE)                                           9,413          410
ASML Holding NV (AE)                                        19,900          315
Buhrmann NV (AE)                                            28,872          266
DSM NV                                                       1,500           70
Euronext NV                                                 14,900          280
Hagemeyer                                                    2,900           40
Hunter Douglas NV                                           10,380          320
ING Groep NV (AE)                                           36,500          937
Koninklijke Ahold NV (AE)                                   35,058          737
Koninklijke Luchtvaart Maatschappij                          1,500           18
Koninklijke Philips Electronics NV                          18,600          513
Koninklijke Philips Electronics NV (AE)                     43,807        1,223
OCE NV                                                       1,500           17
Royal Dutch Petroleum Co. (AE)                               5,550          309
Royal KPN NV (AE)                                           46,729          219
Stork NV                                                    26,438          269
TPG NV                                                       2,700           61
Unilever NV (AE)                                             8,623          565
Vedior NV                                                   29,714          411
VNU NV                                                      22,014          612
Wolters Kluwer NV (AE)                                      40,789          774
                                                                     ----------
                                                                          9,342
                                                                     ----------

NEW ZEALAND - 0.3%
Telecom Corp. of New Zealand, Ltd.                         176,636          423
Warehouse Group, Ltd.                                        9,600           35
                                                                     ----------
                                                                            458
                                                                     ----------

NORWAY - 0.6%
Den Norske Creditbank ASA                                   53,100          289
Norsk Hydro ASA (AE)                                         6,800          324
Statoil ASA                                                 39,360          351
Tomra Systems ASA (AE)                                      10,700           84
                                                                     ----------
                                                                          1,048
                                                                     ----------

PORTUGAL - 0.5%
Electricidade de Portugal SA                               185,980          360
Portugal Telecom SGPS SA                                    65,065          459
                                                                     ----------
                                                                            819
                                                                     ----------

SINGAPORE - 0.9%
CapitaLand, Ltd.                                            23,000           20
Chartered Semiconductor
Manufacturing, Ltd. (AE)                                    11,000           22
City Developments, Ltd.                                      9,000           29
Creative Technology, Ltd.                                   22,950          206
Cycle & Carriage, Ltd.                                       3,000            8
DBS Group Holdings, Ltd.                                   135,025          948
Fraser & Neave, Ltd. (AE)                                    3,000           13
Great Eastern Holdings, Ltd.                                 2,000           11
Keppel Corp., Ltd.                                           4,000            9
NatSteel, Ltd.                                               3,000            3
Overseas Union Enterprises                                   2,000            8
SembCorp Logistics, Ltd. (AE)                                8,000           10
Sembcorp Marine, Ltd.                                        9,000            6
Singapore Airlines, Ltd.                                     8,000           58
Singapore Exchange, Ltd. (AE)                                5,000            3
Singapore Land                                               2,000            4
Singapore Press Holdings, Ltd.                               7,000           79
Singapore Telecommunications, Ltd.                          65,000           50
United Overseas Land                                         7,000            7
                                                                     ----------
                                                                          1,494
                                                                     ----------

SOUTH AFRICA - 0.0%
Shoprite Holdings, Ltd.                                      2,000           25
                                                                     ----------

SOUTH KOREA - 0.4%
Korea Electric Power Corp. - ADR                            25,000          262
Pacific Corp.                                               11,000           73
Samsung Electronics - GDR (144A)                             2,490          342
                                                                     ----------
                                                                            677
                                                                     ----------

SPAIN - 2.6%
Acerinox SA                                                  3,600          151
Altadis SA (AE)                                             33,300          687
Banco Bilbao Vizcaya Argentaria SA                          18,800          213
Banco Popular Espanol (AE)                                   4,600          203
Banco Santander Central Hispano SA (ae)                     65,593          521
Centros Comerciales Carrefour SA                             7,350           92
Corp Mapfre SA (AE)                                          7,300           58

                                                                Non-U.S. Fund 33

NON-U.S. FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Endesa SA (AE)                                              65,002          944
Fomento de Construcciones Y Contratas SA                     6,600          161
Grupo Dragados SA (AE)                                       9,100          162
NH Hotels SA (AE)                                            3,900           49
Repsol YPF SA - ADR                                         47,639          564
Telefonica SA (AE)                                          37,990          319
                                                                     ----------
                                                                          4,124
                                                                     ----------

SWEDEN - 1.7%
Assa Abloy AB Class B (AE)                                  31,600          445
Atlas Copco AB Class A                                       1,600           38
Atlas Copco AB Class B                                       1,600           36
Autoliv, Inc.                                               18,671          455
Electrolux AB Series B                                       2,900           59
Hennes & Mauritz AB Class B                                  1,100           22
Investor AB Class B                                         49,820          436
Nordea AB (AE)                                              17,000           92
Sandvik AB                                                   2,300           57
Securitas AB Class B (AE)                                      400            8
Skandinaviska Enskilda Banken AB Class A                     2,400           25
Skanska AB Class B (AE)                                      2,000           14
Svenska Cellulosa AB Class B (AE)                            6,500          231
Svenska Handelsbanken Class A                               18,900          289
Swedish Match AB (AE)                                       24,100          199
Telefonaktiebolaget LM Ericsson Class B (AE)               155,600          235
Volvo AB Series A                                            1,800           36
Volvo AB Series B                                            2,600           54
                                                                     ----------
                                                                          2,731
                                                                     ----------

SWITZERLAND - 5.7%
ABB, Ltd. (AE)                                                 900            8
Adecco SA (AE)                                               1,417           84
Barry Callebaut AG                                           2,913          344
Ciba Specialty Chemicals AG                                    250           20
Clariant AG                                                 28,470          677
Credit Suisse Group (AE)                                    38,507        1,223
Givaudan (AE)                                                  511          206
Holcim, Ltd. Class B                                         1,172          269
Nestle SA (AE)                                               5,168        1,205
Novartis AG (AE)                                            44,253        1,947
Publicitas Holdings SA - (Regd)                                 51           12
Roche Holding AG                                            18,853        1,426
Sulzer AG (Regd)                                               283           60
Swiss Reinsurance (AE)                                       3,487          341
Swisscom AG                                                    939          273
UBS AG                                                      14,760          742
Valora Holding AG (Regd)                                       119           26
Zurich Financial Services AG (AE)                            2,027          409
                                                                     ----------
                                                                          9,272
                                                                     ----------

UNITED KINGDOM - 20.5%
3i Group PLC (AE)                                           58,400          609
Abbey National PLC                                          11,600          137
Allied Domecq PLC                                          138,650          909
Amvescap PLC                                                   700            6
Anglo American PLC                                          11,900          198
AstraZeneca PLC (AE)                                        17,360          719
AstraZeneca PLC (AE)                                        10,700          445
BAA PLC                                                     28,498          260
BAE Systems PLC (AE)                                       318,836        1,629
Barclays PLC                                               204,039        1,718
Barratt Developments PLC                                    11,800           76
BBA Group PLC (AE)                                          45,600          191
BG Group PLC                                                89,300          389
BHP Billiton PLC                                            24,700          135
BOC Group PLC                                               51,381          798
Boots Co. PLC                                               13,600          135
BP PLC                                                     189,700        1,594
British Airways PLC                                          3,800           11
British American Tobacco PLC (AE)                            5,400           58
British Land Co. PLC                                           500            4
British Sky Broadcasting PLC (AE)                           63,349          607
BT Group PLC                                               137,569          528
Bunzl PLC                                                   82,327          651
Cable & Wireless PLC                                         1,700            4
Cadbury Schweppes PLC (AE)                                 106,497          798
Centrica PLC                                                85,600          265
CGNU PLC                                                    19,300          155
Compass Group PLC                                           50,200          305
Corus Group PLC (AE)                                        70,200           90
Davis Service Group PLC (AE)                                 1,300            8
Diageo PLC (AE)                                             86,149        1,119
Dixons Group PLC                                             2,600            8
EMI Group PLC                                               13,700           52
Exel PLC                                                     1,900           24
FirstGroup PLC                                              19,500           75
GKN PLC                                                    170,950          802
GlaxoSmithKline PLC                                         98,223        2,124
Granada PLC                                                112,500          191
Hanson PLC                                                   5,600           40
HBOS PLC (AE)                                               51,400          556
Hilton Group PLC                                             4,200           15
HSBC Holdings PLC                                          102,276        1,176
HSBC Holdings PLC (AE)                                       8,400           97
IMI PLC                                                     17,600           87
Imperial Chemical Industries PLC                            22,700          110
Imperial Tobacco Group PLC                                  18,208          296
Imperial Tobacco Group PLC (AE)                              7,279          115
Johnston Press PLC                                           9,900           56
Kingfisher PLC (AE)                                         12,500           60
Land Securities PLC                                          1,000           13
Lattice Group PLC                                            8,200           21
Lloyds TSB Group PLC (AE)                                   73,000          727

34 Non-U.S. Fund

NON-U.S. FUND

                                                       June 30, 2002 (Unaudited)

                                                                        MARKET
                                                          NUMBER        VALUE
                                                            OF          (000)
                                                          SHARES          $
                                                        ----------   ----------
Man Group PLC                                               13,900          218
Marks & Spencer Group PLC                                  147,781          840
Morgan Crucible Co.                                        187,592          323
MyTravel Group PLC                                           2,000            5
National Grid Group PLC                                     31,739          225
Northern Foods PLC                                           1,800            5
Old Mutual PLC                                             175,900          250
P&O Princess Cruises PLC                                       700            4
Peninsular and Oriental Steam Navigation Co. (The)           7,900           29
Pilkington PLC                                              34,300           48
Prudential PLC (AE)                                         24,700          226
Rank Group PLC                                               6,900           28
Reed Elsevier PLC (AE)                                     140,223        1,334
Rentokil Initial PLC                                        10,700           44
Rexam PLC                                                   28,531          185
Rio Tinto PLC                                               36,224          664
RMC Group PLC                                                5,600           56
Royal & Sun Alliance Insurance Group (AE)                  177,949          654
Royal Bank of Scotland Group PLC                            24,523          695
Safeway PLC                                                 13,000           56
Sainsbury (J.) PLC                                           2,800           15
Scottish & Southern Energy PLC (AE)                         58,495          579
Severn Trent PLC                                            12,300          136
Shell Transport & Trading Co. PLC (AE)                     193,000        1,457
Signet Group PLC                                             2,800            4
Six Continents PLC                                          11,700          119
South West Water PLC                                           500            5
Stagecoach Holdings PLC (AE)                                35,900           34
Tate & Lyle PLC                                             12,400           66
Tesco PLC (AE)                                               3,000           11
Tomkins PLC                                                 12,600           49
Trinity PLC                                                  7,900           49
Unilever PLC (AE)                                          160,720        1,466
United Business Media PLC                                   28,861          191
United Utilities PLC                                        13,200          123
Vodafone Group PLC (AE)                                  1,046,337        1,436
Whitbread PLC                                                5,300           49
Wimpey George PLC                                           14,600           60
Wolseley PLC                                                10,356          105
WPP Group PLC (AE)                                             500            4
Yorkshire Water PLC                                         17,500          114
                                                                     ----------
                                                                         33,157
                                                                     ----------

UNITED STATES - 0.0%
Resmed, Inc. (AE)                                            3,730           11
Southernera Resources, Ltd.                                  3,100           15
                                                                     ----------
                                                                             26
                                                                     ----------
TOTAL COMMON STOCKS
(cost $150,353)                                                         146,552
                                                                     ----------

PREFERRED STOCKS - 0.6%
AUSTRALIA - 0.0%
News Corp., Ltd.                                            14,551           67
                                                                     ----------
BRAZIL - 0.2%
Telecomunicacoes Brasileiras SA - ADR                       12,100          274
                                                                     ----------
GERMANY - 0.4%
Hugo Boss AG                                                12,750          236
ProSieben SAT.1 Media AG (AE)                               10,200          103
Wella AG                                                     4,400          261
                                                                     ----------
                                                                            600
                                                                     ----------
TOTAL PREFERRED STOCKS
(cost $1,072)                                                               941
                                                                     ----------

                                                         PRINCIPAL
                                                          AMOUNT
                                                          (000)
                                                            $
                                                        ----------

SHORT-TERM INVESTMENTS - 8.3%
UNITED STATES - 8.3%
Frank Russell Investment Company
Money Market Fund (c)                                       12,508       12,508
United States Treasury Bill (c)(y)(s)
  1.665% due 09/19/02                                        1,000          996
                                                                     ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $13,504)                                                           13,504
                                                                     ----------
TOTAL INVESTMENTS - 99.7%
(identified cost $164,929)                                              160,997

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                                  438
                                                                     ----------
NET ASSETS - 100.0%                                                     161,435
                                                                     ==========

  See accompanying notes which are an integral part of the financial statements.

                                                                Non-U.S. Fund 35

NON-U.S. FUND

                                                       June 30, 2002 (Unaudited)

                                                                   UNREALIZED
                                                      NOTIONAL    APPRECIATION
                                                       AMOUNT    (DEPRECIATION)
                                                       (000)         (000)
                                                         $             $
                                                    ----------   --------------
FUTURES CONTRACTS
LONG POSITIONS
CAC-40 Index (France)
  expiration date 09/02                                  1,395               50

DAX Index (Germany)
  expiration date 09/02                                  1,201              (25)

EUR STOXX 50 Index (EMU)
  expiration date 09/02                                  2,962              (44)

FTSE-100 Index (UK)
  expiration date 09/02                                  3,830              (27)

TOPIX Index (Japan)
  expiration date 09/02                                  3,743             (234)
                                                     ---------   --------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                      (280)
                                                                 --------------

                                                                     MARKET
                                                         % OF        VALUE
                                                         NET         (000)
INDUSTRY DIVERSIFICATION                               ASSETS          $
                                                     ---------   --------------
Auto and Transportation                                    7.2%          11,675
Consumer Discretionary                                    11.2           18,037
Consumer Staples                                           7.9           12,800
Financial Services                                        21.2           34,145
Financials                                                  --               12
Health Care                                                6.1            9,866
Integrated Oils                                            4.7            7,649
Materials and Processing                                  10.0           16,125
Miscellaneous                                              1.6            2,618
Other Energy                                               3.3            5,328
Producer Durables                                          6.8           10,906
Technology                                                 3.5            5,631
Utilities                                                  7.9           12,697
Long Term Investments                                       --                4
Short-Term Investments                                     8.3           13,504
                                                     ---------   --------------
Total Investments                                         99.7          160,997
Other Assets and Liabilities, Net                          0.3              438
                                                     ---------   --------------

NET ASSETS                                               100.0%         161,435
                                                     =========   ==============

                                                                     MARKET
                                                         % OF        VALUE
                                                         NET         (000)
GEOGRAPHIC DIVERSIFICATION                             ASSETS          $
                                                     ---------   --------------
Africa                                                     0.0%              26
Asia                                                       7.1           11,476
Europe                                                    41.5           67,038
Japan                                                     19.5           31,557
Latin America                                              0.5              750
United Kingdom                                            20.5           33,150
Other                                                      2.3            3,496
Short-Term Investments                                     8.3           13,504
                                                     ---------   --------------
Total Investments                                         99.7          160,997
Other Assets and Liabilities, Net                          0.3              438
                                                     ---------   --------------
NET ASSETS                                               100.0%         161,435
                                                     =========   ==============

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund 36

NON-U.S. FUND

                                                       June 30, 2002 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                   UNREALIZED
                                                                  APPRECIATION
   AMOUNT                 AMOUNT                                 (DEPRECIATION)
    SOLD                  BOUGHT             SETTLEMENT              (000)
   (000)                  (000)                DATE                    $
------------          -------------          ----------          --------------
USD    6,108          EUR     6,500          09/18/2002          $          298
USD    4,408          GBP     3,000          09/18/2002                     163
USD    4,039          JPY   500,000          09/18/2002                     143
                                                                 --------------
                                                                            604
                                                                 ==============

FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                                   UNREALIZED
                                                                  APPRECIATION
   AMOUNT                 AMOUNT                                 (DEPRECIATION)
    SOLD                  BOUGHT             SETTLEMENT              (000)
   (000)                  (000)                DATE                    $
------------          -------------          ----------          --------------
USD       10          AUD        18          07/02/2002                      --
USD       14          CAD        22          07/02/2002                      --
USD        3          CAD         4          07/03/2002                      --
USD      212          EUR       213          07/02/2002                      (2)
USD      210          EUR       213          07/03/2002                      --
USD       46          GBP        30          07/01/2002                      --
USD       61          GBP        40          07/02/2002                      --
USD       48          GBP        31          07/03/2002                      --
USD        2          JPY       287          07/01/2002                      --
CAD       12          USD         8          07/02/2002                      --
EUR       45          USD        44          07/01/2002                      (1)
GBP        9          USD        13          07/01/2002                      --
GBP       99          USD       151          07/02/2002                      --
HKD       38          USD         5          07/02/2002                      --
JPY      757          USD         6          07/01/2002                      --
JPY      547          USD         5          07/02/2002                      --
SGD        7          USD         4          07/01/2002                      --
                                                                 --------------
                                                                 $           (3)
                                                                 ==============

  See accompanying notes which are an integral part of the financial statements.

                                                                Non-U.S. Fund 37

NON-U.S. FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)        June 30, 2002 (Unaudited)


ASSETS
Investments at market (identified cost $164,929) ...............   $    160,997
Foreign currency holdings (identified cost $1,074) .............          1,105
Unrealized appreciation on forward foreign currency
  exchange contracts ...........................................            604
Receivables:
  Dividends and interest .......................................            249
  Investments sold .............................................            466
  Fund shares sold .............................................             18
  Foreign taxes recoverable ....................................            178
  Daily variation margin on futures contracts ..................            381
                                                                   ------------
    Total assets ...............................................        163,998

LIABILITIES
Payables:
  Investments purchased (regular settlement) ....   $        750
  Investments purchased (delayed settlement) ....            128
  Fund shares redeemed ..........................          1,426
  Accrued fees to affiliates ....................            116
  Other accrued expenses ........................            140
Unrealized depreciation on foreign currency
  exchange spot contracts .......................              3
                                                    ------------

    Total liabilities ..........................................          2,563
                                                                   ------------
NET ASSETS .....................................................   $    161,435
                                                                   ============

NET ASSETS CONSIST OF:
Undistributed net investment income ............................   $        575
Accumulated net realized gain (loss) ...........................        (48,215)
Unrealized appreciation (depreciation) on:
  Investments ..................................................         (3,932)
  Futures contracts ............................................           (280)
  Foreign currency-related transactions ........................            650
Shares of beneficial interest ..................................            184
Additional paid-in capital .....................................        212,453
                                                                   ------------
NET ASSETS .....................................................   $    161,435
                                                                   ============
NET ASSET VALUE, offering and redemption price per share:
  ($161,435,425 divided by 18,440,818 shares of $.01 par value
  shares of beneficial interest outstanding) ...................   $       8.75
                                                                   ============

See accompanying notes which are an integral part of the financial statements.

38 Non-U.S. Fund

NON-U.S. FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  Six Months Ended June 30, 2002 (Unaudited)


INVESTMENT INCOME
  Dividends ....................................................   $      2,182
  Dividends from Money Market Fund .............................             85
  Interest .....................................................             12
  Less foreign taxes withheld ..................................           (235)
                                                                   ------------
    Total investment income ....................................          2,044

EXPENSES
  Management fees ...............................   $        746
  Custodian fees ................................            325
  Transfer agent fees ...........................              5
  Professional fees .............................             22
  Trustees' fees ................................              8
  Miscellaneous .................................             19
                                                    ------------
  Expenses before reductions ....................          1,125
  Expense reductions ............................           (101)
                                                    ------------
    Expenses, net ..............................................          1,024
                                                                   ------------
Net investment income ..........................................          1,020
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments .....................................         (7,460)
Futures contracts ...............................         (1,032)
Foreign currency-related transactions ...........            622         (7,870)
                                                                   ------------
Net change in unrealized appreciation
  (depreciation) on:
  Investments ...................................          8,775
  Futures contracts .............................           (501)
  Foreign currency-related transactions .........            812          9,086
                                                    ------------   ------------
Net realized and unrealized gain (loss) ........................          1,216
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........   $      2,236
                                                                   ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Non-U.S. Fund  39

NON-U.S. FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                          SIX MONTHS ENDED
                                            JUNE 30, 2002        YEAR ENDED
                                             (UNAUDITED)      DECEMBER 31,2001
                                         ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income ..............   $            1,020   $           1,033
  Net realized gain (loss) ...........               (7,870)            (26,432)
  Net change in unrealized appreciation
    (depreciation) ...................                9,086             (15,940)
                                         ------------------   -----------------
    Net increase (decrease) in net
      assets from operations .........                2,236             (41,339)
                                         ------------------   -----------------
DISTRIBUTIONS
  From net investment income .........                   --                (660)
  Tax return of capital ..............                   --                (278)
                                         ------------------   -----------------
    Net decrease in net assets from
      distributions ..................                   --                (938)
                                         ------------------   -----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets
    from share transactions ..........                4,705              11,127
                                         ------------------   -----------------
TOTAL NET INCREASE (DECREASE) IN NET
  ASSETS .............................                6,941             (31,150)

NET ASSETS
  Beginning of period ................              154,494             185,644
                                         ------------------   -----------------
End of period (including undistributed
  net investment income of $575 and
  accumulated distributions in excess
  of net investment income of $445,
  respectively) ......................   $          161,435   $         154,494
                                         ==================   =================

See accompanying notes which are an integral part of the financial statements.

                                                                Non-U.S. Fund 40

NON-U.S. FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                               YEARS ENDED DECEMBER 31,
                                                                ---------------------------------------------------------
                                                      2002*       2001        2000        1999        1998       1997**
                                                    ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD ............   $    8.64   $   11.15   $   14.19   $   11.09   $   10.03   $   10.00
                                                    ---------   ---------   ---------   ---------   ---------   ---------
INCOME FROM OPERATIONS
  Net investment income (a) .....................         .06         .06         .10         .10         .08         .09
  Net realized and unrealized gain (loss) .......         .05       (2.52)      (2.11)       3.53        1.21        (.06)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
    Total income from operations ................         .11       (2.46)      (2.01)       3.63        1.29         .03
                                                    ---------   ---------   ---------   ---------   ---------   ---------
DISTRIBUTIONS
  From net investment income ....................          --        (.04)         --        (.23)       (.18)         --
  From net realized gain ........................          --          --       (1.00)       (.30)       (.05)         --
  Tax return of capital .........................          --        (.01)       (.03)         --          --          --
                                                    ---------   ---------   ---------   ---------   ---------   ---------
    Total distributions .........................          --        (.05)      (1.03)       (.53)       (.23)         --
                                                    ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD ..................   $    8.75   $    8.64   $   11.15   $   14.19   $   11.09   $   10.03
                                                    =========   =========   =========   =========   =========   =========

TOTAL RETURN (%)(b) .............................        1.27      (22.03)     (14.43)      33.36       12.96         .30

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ......     161,435     154,494     185,644     195,519      21,420       6,876

  Ratios to average net assets (%)(c):
    Operating expenses, net .....................        1.30        1.30        1.30        1.30        1.30        1.30
    Operating expenses, gross ...................        1.43        1.43        1.37        1.50        2.37        3.60
    Net investment income .......................        1.30         .64         .78         .80         .77         .98

  Portfolio turnover rate (%) ...................       34.59       79.79       86.06       83.45       50.36       68.54

*   For the six months ended June 30, 2002 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                                                                Non-U.S. Fund 41

CORE BOND FUND

STATEMENT OF NET ASSETS

                                                       June 30, 2002 (Unaudited)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                          (000)         (000)
                                                            $             $
                                                        ----------   ----------
LONG-TERM INVESTMENTS - 95.2%
ASSET-BACKED SECURITIES - 1.4%
Advanta Equipment Receivables
  Series 2000-1 Class B
    7.560% due 02/15/07                                        294          304
Advanta Mortgage Loan Trust
  Series 1999-3 Class A7
    2.240% due 08/25/29 (E)                                    435          436
Citibank Credit Card Issuance Trust
  Series 2001-A6 Class A6
    5.650% due 06/16/08                                        475          490
Fleet Credit Card Master Trust II
  Series 2001-C Class A
    3.860% due 03/15/07                                        375          375
SLM Student Loan Trust
  Series 1996-4 Class A1
    2.192% due 07/25/04 (E)                                      4            4
                                                                     ----------
                                                                          1,609
                                                                     ----------

CORPORATE BONDS AND NOTES - 28.4%
American General Finance Corp.
  Series MTNE
    6.170% due 05/06/03                                        400          410
AOL Time Warner, Inc.
    7.625% due 04/15/31                                        720          630
    7.700% due 05/01/32                                        600          529
Associates Corp. Of North America
    2.170% due 05/08/03 (E)                                    700          701
AT&T Corp. Step Up Bond
    8.000% due 11/15/31                                        640          465
BAE Systems Holdings, Inc.
    6.400% due 12/15/11                                        410          415
Bank of America Corp.
  Series MTNI
    2.229% due 10/22/04 (E)                                    250          250
    7.800% due 02/15/10                                         60           67
Boeing Capital Corp.
    5.750% due 02/15/07                                         85           88
British Telecommunications PLC
    3.182% due 12/15/03 (E)                                    900          902
    8.375% due 12/15/10                                        110          118
    8.875% due 12/15/30                                        365          393
Burlington Northern Santa Fe Corp.
    6.875% due 12/01/27                                        145          145
Case Credit Corp.
    6.125% due 02/15/03                                         70           69
Champion Home Builders Co.
    11.250% due 04/15/07                                       110           92
Charter Communications Holdings, LLC/
  Charter Communications Holdings
  CapitalCorp.
    10.750% due 10/01/09                                       180          124
Citigroup, Inc.
    7.250% due 10/01/10                                        455          494
    6.500% due 01/18/11                                      1,000        1,041
    6.625% due 06/15/32                                        110          107
City National Bank
  Series AI
    6.750% due 09/01/11                                        170          168
Clear Channel Communications, Inc.
    7.875% due 06/15/05                                         65           66
Coca-Cola Enterprises, Inc.
    8.500% due 02/01/22                                        150          182
Comcast Cable Communications
    8.375% due 05/01/07                                        235          237
Conoco Funding Co.
    6.350% due 10/15/11                                        495          514
DaimlerChrysler NA Holding Corp.
  Series MTNC
    2.133% due 08/21/03 (E)                                  1,500        1,496
Den Norske Bank ASA
    7.729% due 06/29/49                                        260          278
Donaldson Lufkin & Jenrette, Inc. - DLJ
    2.390% due 04/25/03 (E)                                    400          401
DTE Energy Co.
    7.050% due 06/01/11                                        175          184
Eli Lilly & Co.
    6.770% due 01/01/36                                        235          241
Federal Express Corp.
    7.600% due 07/01/97                                         50           50
Fifth Third Bank Michigan
    7.750% due 08/15/10                                        155          167
FirstEnergy Corp.
  Series B
    6.450% due 11/15/11                                         90           86
  Series C
    7.375% due 11/15/31                                        225          211
Ford Motor Co.
    7.450% due 07/16/31                                        400          372
Ford Motor Credit Co.
    2.394% due 06/23/03 (E)                                    250          248
    2.156% due 11/24/03 (E)                                  1,000          983
    6.875% due 02/01/06                                        660          674
    7.375% due 02/01/11                                        320          324
Foster's Finance Corp.
    6.875% due 06/15/11                                        120          127
General Motors Acceptance Corp.
    2.220% due 11/07/03 (E)                                    600          596
    2.669% due 01/20/04 (E)                                    100          100
    2.379% due 07/20/04 (E)                                    900          893
    2.321% due 07/30/04 (E)                                    400          397
    6.125% due 09/15/06                                        275          280
    6.875% due 09/15/11                                        235          233
    7.000% due 02/01/12                                        190          190

42 Core Bond Fund

CORE BOND FUND

                                                       June 30, 2002 (Unaudited)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                          (000)         (000)
                                                            $             $
                                                        ----------   ----------
GFSI, Inc.
  Series B
    9.625% due 03/01/07                                         70           62
Golden State Bancorp, Inc.
    7.000% due 08/01/03                                        120          124
Goldman Sachs Group, Inc.
    6.875% due 01/15/11                                        225          234
Heller Financial, Inc.
  Series MTNJ
    2.315% due 07/24/02 (E)                                  1,000        1,000
Household Finance Corp.
    6.125% due 02/27/03                                      1,000        1,021
    6.375% due 10/15/11                                         70           67
IBJ Preferred Capital Co. LLC
  Step Up Bond
    8.790% due 12/29/49                                        475          391
International Lease Finance Corp.
    5.625% due 06/01/07                                        190          193
    6.375% due 03/15/09                                        100          103
International Paper Co.
    8.000% due 07/08/03                                        125          131
John Deere Capital Corp.
    7.000% due 03/15/12                                         85           91
K Mart Corp.
    9.875% due 06/15/08                                        245           98
Kellogg Co.
  Series B
    7.450% due 04/01/31                                        120          132
KeySpan Corp.
    7.250% due 11/15/05                                         50           54
    7.625% due 11/15/10                                        150          167
Kroger Co.
    8.000% due 09/15/29                                        100          110
    7.500% due 04/01/31                                         30           31
Lehman Brothers Holdings, Inc.
    6.625% due 01/18/12                                        120          123
Lockheed Martin Corp.
    8.200% due 12/01/09                                        820          952
Morgan Stanley
    5.625% due 01/20/04                                        225          233
    6.750% due 04/15/11                                        150          155
Natexis Ambs Co. LLC Step Up Bond
    8.440% due 12/29/49                                        120          133
National City Corp.
    6.875% due 05/15/19                                        125          126
National Rural Utilities
  Cooperative Finance
  Series MTNC
    7.250% due 03/01/12                                      1,000        1,060
News America Holdings
    7.750% due 12/01/45                                        130          115
Niagara Mohawk Power Corp.
    6.875% due 04/01/03                                         75           77
    7.625% due 10/01/05                                        132          142
Norfolk Southern Corp.
    7.700% due 05/15/17                                        130          145
    7.900% due 05/15/97                                         65           69
Occidental Petroleum Corp.
    9.250% due 08/01/19                                        100          121
Parker Hannifin Employee Stock
  Ownership Trust
    6.340% due 07/15/08                                        345          354
Pemex Project Funding Master Trust
    9.125% due 10/13/10                                         30           32
Philip Morris Cos., Inc.
    7.250% due 01/15/03                                        500          512
Pinnacle Partners
    8.830% due 08/15/04                                        110          112
Progress Energy, Inc.
    7.000% due 10/30/31                                        115          112
Qwest Capital Funding, Inc.
    7.000% due 08/03/09                                        380          211
Raytheon Co.
    8.200% due 03/01/06                                        100          110
Republic New York Corp.
    5.000% due 10/28/02 (E)                                    750          757
Residual Funding Principal-STRIP
  Zero Coupon due 10/15/20                                     600          191
Safeway, Inc.
    7.250% due 02/01/31                                         20           21
Sappi Papier Holding AG
    6.750% due 06/15/12                                        160          163
Small Business Administration
    7.449% due 08/01/10                                         97          105
Sprint Capital Corp.
    7.625% due 01/30/11                                        500          419
    8.375% due 03/15/12                                        400          328
    6.875% due 11/15/28                                        110           72
    8.750% due 03/15/32                                        100           77
Starwood Hotels & Resorts Worldwide, Inc.
    7.875% due 05/01/12                                         50           49
Sumitomo Mitsui Banking Corp.
    8.000% due 06/15/12                                        110          111
Supervalu, Inc.
    7.500% due 05/15/12                                        110          114
Systems 2001 AT LLC
    7.156% due 12/15/11                                        158          168
TCI Communications, Inc.
    8.650% due 09/15/04                                        125          127
    8.000% due 08/01/05                                        430          425
Toys R US, Inc.
    7.625% due 08/01/11                                         60           59

                                                               Core Bond Fund 43

CORE BOND FUND

                                                       June 30, 2002 (Unaudited)

                                                        PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                          (000)         (000)
                                                            $             $
                                                        ----------   ----------
Union Pacific Corp.
    5.750% due 10/15/07                                        380          391
    6.125% due 01/15/12                                        170          171
Union Planters Corp.
    7.750% due 03/01/11                                         50           55
Unitrin, Inc.
    5.750% due 07/01/07                                        150          150
US Bancorp/First Bank
  Series MTNJ
    6.875% due 12/01/04                                        275          293
US West Capital Funding, Inc.
    6.500% due 11/15/18                                        100           59
USX Corp./Consolidated
    8.500% due 03/01/23                                        140          161
Wachovia Corp.
    7.550% due 08/18/05                                         50           55
    7.500% due 07/15/06                                        150          166
Waste Management, Inc.
    6.500% due 05/15/04                                      1,000        1,032
Wells Fargo Bank NA
    7.550% due 06/21/10                                         50           56
Westdeutsche Landesbank
    6.050% due 01/15/09                                        400          412
Williams Cos., Inc.
    7.875% due 09/01/21                                         15           11
  Series A
    7.500% due 01/15/31                                         40           29
    8.750% due 03/15/32                                      1,100          890
Wisconsin Central Transport
    6.625% due 04/15/08                                        325          340
WorldCom, Inc. - WorldCom Group
    8.250% due 05/15/31                                         90           14
Yum! Brands, Inc.
    7.650% due 05/15/08                                        100          101
                                                                     ----------
                                                                         33,213
                                                                     ----------

EURODOLLAR BONDS - 5.0%
AES Drax Energy, Ltd.
  Series B
    11.500% due 08/30/10                                       190           78
Argentina Government International Bond
    6.000% due 03/31/23                                        200           88
Brazilian Government International Bond
    3.063% due 04/15/06 (E)                                     64           50
    11.000% due 01/11/12                                       500          304
    8.000% due 04/15/14                                        406          253
    11.000% due 08/17/40                                       400          227
Colombia Government International Bond
    10.000% due 01/23/12                                        70           66
Deutsche Telekom International
  Finance BV
    8.750% due 06/15/30                                        660          607
    9.250% due 06/01/32                                         50           50
France Telecom Step Up Bond
    8.250% due 03/01/11                                        295          261
United Mexican States
  Series B
    6.250% due 12/31/19                                      1,100        1,026
Mexico Government International Bond
    9.875% due 02/01/10                                        170          191
    8.375% due 01/14/11                                        100          104
    7.500% due 01/14/12                                        100           99
Poland Government International Bond
    3.750% due 10/27/24                                        100           74
    4.500% due 10/27/24                                        200          161
Royal Bank of Scotland Group PLC
  Series 1
    9.118% due 03/31/49                                        650          762
    7.648% due 08/31/49                                        125          130
Royal KPN NV
    8.000% due 10/01/10                                        520          524
Russian Federation Step Up Bond
    2.500% due 03/31/30                                        210          145
Standard Chartered Bank
    8.000% due 05/30/31                                        130          133
Stora Enso Oyj
    7.375% due 05/15/11                                        160          173
Tembec Industries, Inc.
    8.500% due 02/01/11                                         70           71
XL Capital Europe PLC
    6.500% due 01/15/12                                        230          239
                                                                     ----------
                                                                          5,816
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 45.0%
Bear Stearns Adjustable Rate
  Mortgage Trust
  Series 2000-1 Class 1A
    7.455% due 12/25/30 (E)                                    224          227
Chase Mortgage Finance Corp.
  Series 1993-N Class A9
    6.750% due 11/25/24                                        850          864
  Series 2002-A1 Class 1A1
    6.221% due 12/25/29 (E)                                    200          204
CS First Boston Mortgage Securities Corp.
  Series 2001-S18 Class A2
    2.190% due 08/25/31 (E)                                    591          590
  Series 2001-AR24 Class 3A
    6.155% due 12/25/31                                        871          874
  Series 2002-18 Class 1A Interest Only
    7.500% due 06/25/32                                        400           65

 44 Core Bond Fund

CORE BOND FUND

                                                       June 30, 2002 (Unaudited)

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                          (000)        (000)
                                                            $            $
                                                        ----------   ----------

Federal Home Loan Mortgage Corp
    6.500% 15 Year Gold TBA (o)                                775          803
    7.819% 15 Year Gold TBA
      due 2030 (E)(o)                                           43           46
  Series 2000-2266 Class F
    2.290% due 11/15/30 (E)                                    401          403
Federal Home Loan Mortgage Corp.
    6.000% 15 Year TBA (o)                                     100          102
    6.500% 30 Year TBA (o)                                   2,350        2,388
Federal National Mortgage Association
    3.910% due 2017                                            168          168
    6.000% due 2016                                            470          479
    6.000% due 2017                                          6,942        7,079
    6.000% 30 Year TBA (o)                                   2,225        2,210
    6.000% 15 Year TBA (o)                                  13,225       13,458
    6.500% 30 Year TBA (o)                                   4,350        4,415
    7.000% 30 Year TBA (o)                                   5,025        5,187
    7.500% 30 Year TBA (o)                                   2,115        2,214
  Series 1992-10 Class ZD
    8.000% due 2021                                          1,140        1,226
    6.000% due 2032                                            150          149
    7.000% due 2032                                            273          283
    4.441% due 2036                                          1,732        1,762
Federal National Mortgage
  Association Whole Loan
  Series 2002-W1 Class 2A
  Interest Only
    0.646% due 04/25/42                                      5,905          116
First Nationwide Trust
  Series 2001-4 Class 3A5
    2.440% due 09/25/31 (E)                                    583          581
Government National
  Mortgage Association
    6.500% 30 Year TBA (o)                                   1,125        1,148
  Series 2000-29 Class F
    2.339% due 09/20/30 (E)                                    547          549
Government National Mortgage
  Association I
    6.000% due 2029                                            320          321
Government National Mortgage
  Association II
    6.375% due 2026 (E)                                      1,303        1,339
    6.750% due 2027 (E)                                        120          124
    6.000% due 2028                                            396          396
    4.500% due 2032 (E)                                        887          898
Norwest Asset Securities Corp.
  Series 1998-14 Class A2
    6.500% due 06/25/13                                        114          117
Salomon Brothers Mortgage
  Securities VII
  Series 1999-NC4 Class A
    2.240% due 09/25/29 (E)                                    131          131
Sequoia Mortgage Trust
  Series 2001-5 Class A
    2.190% due 10/19/26 (E)                                    474          474
Vendee Mortgage Trust
  Series 2002-1 Class 2
  Interest Only
    0.251% due 08/15/31                                     11,379          174
Wells Fargo Mortgage Backed
  Securities Trust
  Series 2001-34 Class 3A
    6.189% due 01/25/32 (E)                                    931          931
                                                                     ----------
                                                                         52,495
                                                                     ----------

NON-US BONDS - 4.3%
Deutsche Bundesrepublik
    5.250% due 07/04/10                                  EUR 5,000        5,047
                                                                     ----------

UNITED STATES GOVERNMENT
AGENCIES - 2.6%
Federal Home Loan Mortgage Corp.
    6.875% due 09/15/10                                        780          867
    6.750% due 03/15/31                                        405          435
Federal National Mortgage Association
    6.250% due 05/15/29                                        215          215
Financing Corp. Principal Only
  Zero Coupon due 05/11/18                                   1,020          377
  Zero Coupon due 12/06/18                                     520          185
  Zero Coupon due 12/27/18                                   1,775          627
  Series 15P
  Zero Coupon due 03/07/19                                     240           84
  Zero Coupon due 04/05/19                                     420          146
  Zero Coupon due 09/26/19                                     290           97
                                                                     ----------
                                                                          3,033
                                                                     ----------

UNITED STATES GOVERNMENT
TREASURIES - 7.4%
United States Treasury Inflation
  Indexed Bonds
    3.625% due 07/15/02                                        112          112
    3.875% due 01/15/09                                        110          116
    3.375% due 01/15/12                                        101          104
United States Treasury Note
    6.250% due 02/15/03                                        760          781
    7.875% due 11/15/04                                      3,720        4,123
    4.625% due 05/15/06                                      1,075        1,107
    4.250% due 01/15/10                                        107          116
    5.000% due 02/15/11                                        315          320
    7.500% due 11/15/16                                      1,250        1,504
    6.000% due 02/15/26                                        375          390
                                                                     ----------
                                                                          8,673
                                                                     ----------

                                                               Core Bond Fund 45

CORE BOND FUND

                                                       June 30, 2002 (Unaudited)


                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                          (000)        (000)
                                                            $            $
                                                        ----------   ----------
YANKEE BONDS - 1.1%
Abbey National PLC Step Up Bond
    6.700% due 06/29/49 (b)                                    150          154
Amvescap PLC
    6.600% due 05/15/05                                        115          122
    5.900% due 01/15/07                                        155          157
Laidlaw, Inc.
    7.875% due 04/15/05                                        210          128
Province of Quebec
    7.500% due 07/15/23                                        585          666
                                                                     ----------
                                                                          1,227
                                                                     ----------
TOTAL LONG-TERM INVESTMENTS
(cost $111,079)                                                         111,113
                                                                     ----------

                                                          NUMBER
                                                            OF
                                                          SHARES
                                                        ----------
PREFERRED STOCKS - 0.4%
California Federal Preferred Capital                         8,250          215
Centaur Funding Corp.                                      265,000          270
                                                                     ----------
TOTAL PREFERRED STOCKS
(cost $469)                                                                 485
                                                                     ----------

                                                         PRINCIPAL
                                                          AMOUNT
                                                          (000)
                                                            $
                                                        ----------
SHORT-TERM INVESTMENTS - 38.1%
ANZ Delaware, Inc.
    1.770% due 08/05/02 (c)(y)                               2,000        1,997
Bundesschatzanweisungen
    4.250% due 03/14/03 (c)(y)                               1,488        1,474
Federal Home Loan Mortgage Corp.
  Discount Note
    1.750% due 07/25/02 (c)(y)                               1,900        1,898
Federal National Mortgage
  Association Discount Note
    1.880% due 08/28/02 (c)(y)                               1,200        1,196
    1.910% due 09/04/02 (c)(y)                               1,000          997
Frank Russell Investment Company
  Money Market Fund (c)                                     32,422       32,422
French Treasury Note BTAN
    5.000% due 01/12/03 (c)(y)                               1,488        1,479
Italy Buoni Poliennali Del Tesoro
    4.500% due 01/15/03 (c)(y)                               1,488        1,476
Netherlands Government Bond
    5.750% due 09/15/02 (c)(y)                               1,488        1,476
United States Treasury Bill
    1.715% due 08/08/02 (c)(y)                                  50           50
    1.650% due 08/15/02 (c)(y)(s)                                5            5
    1.697% due 08/15/02 (c)(y)(s)                               50           10
    1.712% due 08/15/02 (c)(y)(s)                               50           10
    1.750% due 08/15/02 (c)(y)(s)                               50           25
                                                                     ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $44,199)                                                           44,515
                                                                     ----------

                                                          NUMBER
                                                            OF
                                                          SHARES
                                                        ----------
WARRANTS - 0.0%
GT Group Telecom, Inc.
  2010 Warrants (AE)                                           175           --
                                                                     ----------

TOTAL WARRANTS
(cost $8)                                                                    --
                                                                     ----------
TOTAL INVESTMENTS - 133.7%
(identified cost $155,755)                                              156,113

OTHER ASSETS AND LIABILITIES,
NET - (33.7%)                                                           (39,400)
                                                                     ----------

NET ASSETS - 100.0%                                                     116,713
                                                                     ==========

See accompanying notes which are an integral part of the financial statements.

46 Core Bond Fund

CORE BOND FUND

                                                       June 30, 2002 (Unaudited)

                                                                   UNREALIZED
                                                      NOTIONAL    APPRECIATION
                                                       AMOUNT    (DEPRECIATION)
                                                       (000)         (000)
FUTURES CONTRACTS                                        $             $
                                                      --------   --------------
LONG POSITIONS
Eurodollar Futures
  expiration date 03/03                                    729                6
  expiration date 06/03                                  1,208               17
  expiration date 09/03                                  4,322               50
United States Treasury 2 Year Notes
  expiration date 09/02                                  1,260               13
United States Treasury 10 Year Notes
  expiration date 09/02                                  4,826              106

SHORT POSITIONS
United States Treasury Bonds
  expiration date 09/02                                    514               (6)
United States Treasury 5 Year Notes
  expiration date 09/02                                    859              (14)
                                                                 --------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                                                       172
                                                                 ==============

                                                      NOTIONAL        MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
OPTIONS WRITTEN                                          $              $
                                                      --------   --------------
Eurodollar Futures
  Sep 2002 96.5 Put                                         12               --
  Sep 2002 97.25 Put                                        10               --
  Dec 2002 96.5 Put                                        115               (2)

Swap Option Three Month LIBOR
  Aug 2002 5.4 Call                                        500               (7)

Interest Rate Swap
  Aug 2002 5.3 Call                                        200               (2)
  Aug 2002 5.4 Call                                        400               (5)

United States Treasury Notes
10 Year Futures
  Aug 2002 107 Call                                         18              (25)
  Aug 2002 108 Call                                          1               (1)
                                                                 --------------
Total Liability for Options Written
  (premiums received $62)                                                   (42)
                                                                 ==============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


                                                                   UNREALIZED
                                                                  APPRECIATION
   AMOUNT                 AMOUNT                                 (DEPRECIATION)
    SOLD                  BOUGHT             SETTLEMENT               (000)
   (OOO)                  (000)                 DATE                    $
------------          -------------          ----------          --------------
EUR       70          USD        68          07/11/2002                      --
EUR      110          USD       107          07/11/2002                      (1)
EUR      330          USD       327          07/11/2002                       2
                                                                 --------------

                                                                              1
                                                                 ==============

  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 47

CORE BOND FUND

                                                       June 30, 2002 (Unaudited)
INDEX SWAPS



                                                                                                                   Unrealized
                                                           Notional                                                Appreciation
                                                            Amount                                                (Depreciation)
                                           Counter          (000)              Fund Pays          Termination         (000)
   Underlying Security                      Party             $              Floating Rate           Date               $
-----------------------------         ----------------     --------       --------------------    -----------     --------------
                                                                          1 Month USD LIBOR-
Bear Stearns High Yield Index         Bear Stearns           390          BBA plus 0.50%            01/01/03                 (29)

                                                                          1 Month USD LIBOR-
Bear Stearns High Yield Index         Bear Stearns           940          BBA plus 2.25%            01/01/03                 (71)

                                                                          1 Month USD LIBOR-
Bear Stearns High Yield Index         Bear Stearns           600          BBA plus 1.85%            11/01/02                 (46)

                                                                          1 Month USD LIBOR-
Bear Stearns High Yield Index         Bear Stearns           370          BBA plus 2.07%            02/01/03                 (28)

Lehman Brothers                                                           1 Month USD LIBOR-
US High Yield Index                   Salomon Brothers       370          BBA plus 2.10%            09/01/02                 (29)

Lehman Brothers                                                           1 Month USD LIBOR-
MBS Fixed Rate Index                  Lehman Brothers        590          590  BBA minus 0.08%      12/01/02                   4

Lehman Brothers                                                           1 Month USD LIBOR-
CMBS Erisa Eligible Index             Lehman Brothers        565          565  BBA minus 0.25%      08/01/02                  10

Lehman Brothers                                                           1 Month USD LIBOR-
CMBS Erisa Eligible Index             Lehman Brothers        565          BBA minus 0.25%           11/01/02                  10
                                                                                                                  --------------
                                                                                                                            (179)
                                                                                                                  ==============


See accompanying notes which are an integral part of the financial statements.

48 Core Bond Fund

CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES


Amounts in thousands (except per share amounts)                         June 30, 2002 (Unaudited)
ASSETS

Investments at market (identified cost $155,755) ...............................     $    156,113
Foreign currency holdings (identified cost $111) ...............................              110
Unrealized appreciation on forward foreign currency
  exchange contracts ...........................................................                2
Receivables:
  Dividends and interest .......................................................            1,218
  Investments sold (regular settlement) ........................................            6,144
  Investments sold (delayed settlement) ........................................           16,280
  Fund shares sold .............................................................               12
Receivable for index swaps .....................................................               24
                                                                                     ------------
    Total assets ...............................................................          179,903

LIABILITIES
Payables:
  Investments purchased (regular settlement) ..................     $      3,248
  Investments purchased (delayed settlement) ..................           59,552
  Fund shares redeemed ........................................               35
  Accrued fees to affiliates ..................................               57
  Other accrued expenses ......................................               46
  Daily variation margin on futures contracts .................                6
Unrealized depreciation on forward foreign currency
  exchange contracts ..........................................                1
Options written, at market value (premiums received $62) ......               42
Liability for index swaps .....................................              203
                                                                    ------------
    Total liabilities ..........................................................           63,190
                                                                                     ------------
NET ASSETS .....................................................................     $    116,713
                                                                                     ============
NET ASSETS CONSIST OF:
Undistributed net investment income ............................................     $      1,146
Accumulated net realized gain (loss) ...........................................              798
Unrealized appreciation (depreciation) on:
Investments ....................................................................              358
  Futures contracts ............................................................              172
  Options written ..............................................................               20
  Index swaps ..................................................................             (179)
  Foreign currency-related transactions ........................................             (552)
Shares of beneficial interest ..................................................              114
Additional paid-in capital .....................................................          114,836
                                                                                     ------------
NET ASSETS .....................................................................     $    116,713
                                                                                     ============
NET ASSET VALUE, offering and redemption price per share:
  ($116,712,654 divided by 11,381,360 shares of $.01 par
   value shares of beneficial interest outstanding) ............................     $      10.25
                                                                                     ============

  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 49

CORE BOND FUND

STATEMENT OF OPERATIONS


Amounts in thousands                                   Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
  Interest .....................................................................     $      2,204
  Dividends from Money Market Fund .............................................              259
  Dividends ....................................................................               26
                                                                                     ------------
    Total investment income ....................................................            2,489

EXPENSES
  Management fees ..............................................    $        332
  Custodian fees ...............................................              89
  Transfer agent fees ..........................................               4
  Professional fees ............................................              15
  Trustees' fees ...............................................               8
  Miscellaneous ................................................              12
                                                                    ------------
  Expenses before reductions ...................................             460
  Expense reductions ...........................................              (8)
                                                                    ------------
    Expenses, net ..............................................................              452
                                                                                     ------------
Net investment income ..........................................................            2,037
                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ..................................................           1,775
  Futures contracts ............................................             (12)
  Options written ..............................................             344
  Index swaps ..................................................              25
  Interest rate swaps ..........................................               5
Foreign currency-related transactions ..........................             (21)           2,116
                                                                    ------------
Net change in unrealized appreciation (depreciation) on:
  Investments ..................................................            (792)
  Futures contracts ............................................             217
  Options written ..............................................            (258)
  Index swaps ..................................................            (179)
Foreign currency-related transactions ..........................            (479)          (1,491)
                                                                    ------------     ------------
Net realized and unrealized gain (loss) ........................................              625
                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........................     $      2,662
                                                                                     ============

See accompanying notes which are an integral part of the financial statements.

50 Core Bond Fund

CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                        SIX MONTHS ENDED
                                                                          JUNE 30, 2002        YEAR ENDED
                                                                           (UNAUDITED)      DECEMBER 31, 2001
                                                                        ----------------    -----------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income .............................................   $          2,037      $           5,226
  Net realized gain (loss) ..........................................              2,116                  1,212
  Net change in unrealized appreciation (depreciation) ..............             (1,491)                   474
                                                                        ----------------      -----------------
    Net increase (decrease) in net assets from operations ...........              2,662                  6,912
                                                                        ----------------      -----------------
DISTRIBUTIONS
  From net investment income ........................................             (1,279)                (5,842)
  From net realized gain ............................................                (38)                  (680)
                                                                        ----------------      -----------------
    Net decrease in net assets from distributions ...................             (1,317)                (6,522)
                                                                        ----------------      -----------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions .....              5,397                 21,067
                                                                        ----------------      -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................              6,742                 21,457

NET ASSETS
  Beginning of period ...............................................            109,971                 88,514
                                                                        ----------------      -----------------
  End of period (including undistributed net investment
    income of $1,146 and $388, respectively) ........................   $        116,713      $         109,971
                                                                        ================      =================

  See accompanying notes which are an integral part of the financial statements.

                                                               Core Bond Fund 51

CORE BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                               YEARS ENDED DECEMBER 31,
                                                                ---------------------------------------------------------
                                                      2002*       2001        2000        1999        1998       1997**
                                                    ---------   ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD ............   $   10.13   $   10.07   $    9.64   $   10.68   $   10.45   $   10.00
                                                    ---------   ---------   ---------   ---------   ---------   ---------
INCOME FROM OPERATIONS
  Net investment income (a) .....................         .18         .54         .61         .59         .56         .64
  Net realized and unrealized gain (loss) .......         .05         .18         .33        (.65)        .19         .30
                                                    ---------   ---------   ---------   ---------   ---------   ---------
    Total income from operations ................         .23         .72         .94        (.06)        .75         .94
                                                    ---------   ---------   ---------   ---------   ---------   ---------
DISTRIBUTIONS
  From net investment income ....................        (.11)       (.60)       (.51)       (.61)       (.47)       (.49)
  From net realized gain ........................          --        (.06)         --        (.16)       (.05)         --
  Tax return of capital .........................          --          --          --        (.21)         --          --
                                                    ---------   ---------   ---------   ---------   ---------   ---------
    Total distributions .........................        (.11)       (.66)       (.51)       (.98)       (.52)       (.49)
                                                    ---------   ---------   ---------   ---------   ---------   ---------

NET ASSET VALUE, END OF PERIOD ..................   $   10.25   $   10.13   $   10.07   $    9.64   $   10.68   $   10.45
                                                    =========   =========   =========   =========   =========   =========

TOTAL RETURN (%)(b) .............................        2.36        7.41       10.00        (.61)       7.38        9.73

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ......     116,713     109,971      88,514      83,620      32,305       8,523

Ratios to average net assets (%)(c):
  Operating expenses, net .......................         .80         .80         .80         .80         .80         .80
  Operating expenses, gross .....................         .81         .88         .84         .86        1.28        2.20
  Net investment income .........................        3.59        5.25        6.20        5.77        5.34        6.38

Portfolio turnover rate (%) .....................      108.66      205.62      171.48      139.06       75.95       53.86

*    For the six months ended June 30, 2002 (Unaudited).
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

52 Core Bond Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

                                                       June 30, 2002 (Unaudited)

                                                                       MARKET
                                                          NUMBER       VALUE
                                                            OF         (000)
                                                          SHARES         $
                                                        ----------   ----------
COMMON STOCKS - 92.8%
APARTMENT - 22.4%
Apartment Investment & Management Co.
  Class A (Yen)                                            140,700        6,921
Archstone-Smith Trust (Yen)                                264,417        7,059
AvalonBay Communities, Inc. (Yen)                          133,600        6,239
BRE Properties (Yen)                                        49,200        1,531
Camden Property Trust (Yen)                                 73,000        2,703
Chateau Communities, Inc. (Yen)                             21,500          658
Equity Residential Properties Trust (Yen)                  134,600        3,870
Essex Property Trust, Inc. (Yen)                            51,500        2,817
Post Properties, Inc. (Yen)                                  5,000          151
Summit Properties, Inc. (Yen)                               35,000          817
Sun Communities, Inc. (Yen)                                 24,000        1,002
United Dominion Realty Trust, Inc. (Yen)                    49,800          784
                                                                     ----------
                                                                         34,552
                                                                     ----------

HEALTH CARE - 0.7%
Healthcare Realty Trust, Inc. (Yen)                          8,500          272
Senior Housing Properties Trust                             48,900          768
                                                                     ----------
                                                                          1,040
                                                                     ----------

HOTELS/LEISURE - 7.4%
Fairmont Hotels & Resorts, Inc.                             52,000        1,341
FelCor Lodging Trust, Inc. (Yen)                            70,600        1,296
Hilton Hotels Corp.                                         86,800        1,207
Hospitality Properties Trust (Yen)                          31,500        1,150
Host Marriott Corp. (Yen)                                   60,600          685
Meristar Hospitality Corp. (Yen)                            21,000          320
RFS Hotel Investors, Inc. (Yen)                             20,600          279
Starwood Hotels & Resorts
  Worldwide, Inc.                                          155,400        5,111
                                                                     ----------
                                                                         11,389
                                                                     ----------

OFFICE/INDUSTRIAL - 32.8%
AMB Property Corp. (Yen)                                   183,600        5,692
Arden Realty, Inc. (Yen)                                   141,500        4,026
Boston Properties, Inc. (Yen)                              168,600        6,735
Brookfield Properties Co.                                  114,500        2,301
CarrAmerica Realty Corp. (Yen)                              78,500        2,422
Catellus Development Corp. (AE)                             25,500          521
Centerpoint Properties Corp. (Yen)                           9,100          528
Corporate Office Properties Trust
  SBI MD (Yen)                                              84,960        1,240
Corrections Corporation of America                           2,669           46
Crescent Real Estate Equities Co. (Yen)                     29,000          542
Duke Realty Corp. (Yen)                                     29,300          848
Equity Office Properties Trust (Yen)                       181,770        5,471
Highwoods Properties, Inc. (Yen)                             7,500          195
Kilroy Realty Corp. (Yen)                                   41,000        1,097
Koger Equity, Inc. (Yen)                                    14,200          274
Liberty Property Trust (Yen)                                83,300        2,916
Mack-Cali Realty Corp. (Yen)                                85,800        3,016
Plum Creek Timber Co., Inc.                                 26,700          820
Prentiss Properties Trust (Yen)                             52,500        1,667
Prologis Trust (Yen)                                       166,000        4,316
PS Business Parks, Inc. (Yen)                                3,300          115
Reckson Associates Realty Corp. (Yen)                       96,900        2,413
SL Green Realty Corp. (Yen)                                 83,200        2,966
Trizec Properties, Inc. (Yen)                               33,500          565
                                                                     ----------
                                                                         50,732
                                                                     ----------

OUTLET CENTERS - 2.3%
Chelsea Property Group, Inc. (Yen)                         105,900        3,542
                                                                     ----------

REGIONAL MALLS - 13.6%
General Growth Properties, Inc. (Yen)                      125,000        6,375
Macerich Co. (The) (Yen)                                    60,300        1,869
Rouse Co. (The) (Yen)                                       94,900        3,132
Simon Property Group, Inc. (Yen)                           203,600        7,500
Taubman Centers, Inc. (Yen)                                137,500        2,097
                                                                     ----------
                                                                         20,973
                                                                     ----------

SELF STORAGE - 3.0%
Public Storage, Inc. (Yen)                                 114,500        4,248
Shurgard Storage Centers, Inc.
  Class A (Yen)                                             13,500          468
                                                                     ----------
                                                                          4,716
                                                                     ----------

SHOPPING CENTER - 10.7%
Developers Diversified Realty Corp. (Yen)                   88,700        1,996
Federal Realty Investment Trust (Yen)                      101,000        2,799
Kimco Realty Corp. (Yen)                                   129,100        4,324
Pan Pacific Retail Properties, Inc. (Yen)                   80,500        2,751
Philips International Realty Corp. (Yen)                    11,600           24
Regency Centers Corp. (Yen)                                 18,000          534
Vornado Realty Trust (Yen)                                  90,000        4,158
                                                                     ----------
                                                                         16,586
                                                                     ----------
TOTAL COMMON STOCKS
(cost $124,730)                                                         143,530
                                                                     ----------

                                                        PRINCIPAL
                                                          AMOUNT
                                                          (000)
                                                            $
                                                        ----------
SHORT-TERM INVESTMENTS - 6.4%
Frank Russell Investment Company
 Money Market Fund (c)                                       9,935        9,935
                                                                     ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $9,935)                                                             9,935
                                                                     ----------

                                                  Real Estate Securities Fund 53

REAL ESTATE SECURITIES FUND

                                                       June 30, 2002 (Unaudited)

                                                                       MARKET
                                                                       VALUE
                                                                       (000)
                                                                         $
                                                                     ----------
TOTAL INVESTMENTS - 99.2%
(identified cost $134,665)                                              153,465

OTHER ASSETS AND LIABILITIES,
NET - 0.8%                                                                1,159
                                                                     ----------
NET ASSETS - 100.0%                                                     154,624
                                                                     ==========



See accompanying notes which are an integral part of the financial statements.

54 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES


Amounts in thousands (except per share amounts)                         June 30, 2002 (Unaudited)
ASSETS
Investments at market (identified cost $134,665) ...............................     $    153,465
Receivables:
  Dividends ....................................................................              876
  Investments sold .............................................................            2,594
  Fund shares sold .............................................................              390
                                                                                     ------------
    Total assets ...............................................................          157,325

LIABILITIES
Payables:
  Investments purchased ........................................    $      2,495
  Fund shares redeemed .........................................              42
  Accrued fees to affiliates ...................................             106
  Other accrued expenses .......................................              58
                                                                    ------------
    Total liabilities ..........................................................            2,701
                                                                                     ------------

NET ASSETS .....................................................................     $    154,624
                                                                                     ============

NET ASSETS CONSIST OF:
Undistributed net investment income ............................................     $      1,580
Accumulated distributions in excess of net realized gain .......................             (741)
Unrealized appreciation (depreciation) on investments ..........................           18,800
Shares of beneficial interest ..................................................              132
Additional paid-in capital .....................................................          134,853
                                                                                     ------------
NET ASSETS .....................................................................     $    154,624
                                                                                     ============
NET ASSET VALUE, offering and redemption price per share:
  ($154,623,687 divided by 13,159,329 shares of $.01 par value
    shares of beneficial interest outstanding) .................................     $      11.75
                                                                                     ============

  See accompanying notes which are an integral part of the financial statements.

                                                  Real Estate Securities Fund 55

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS


Amounts in thousands                                   Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
  Dividends ....................................................................     $      3,510
  Dividends from Money Market Fund .............................................               81
                                                                                     ------------
    Total investment income ....................................................            3,591

EXPENSES
  Management fees ..............................................    $        540
  Custodian fees ...............................................              75
  Transfer agent fees ..........................................               5
  Professional fees ............................................              16
  Trustees' fees ...............................................               8
  Miscellaneous ................................................              11
                                                                    ------------
    Expenses ...................................................................              655
                                                                                     ------------
Net investment income ..........................................................            2,936
                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ........................................            3,232
Net change in unrealized appreciation
  (depreciation) on investments ................................................            7,994
                                                                                     ------------
Net realized and unrealized gain (loss) ........................................           11,226
                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS ...................................................................     $     14,162
                                                                                     ============

See accompanying notes which are an integral part of the financial statements.

56 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands


                                                                        SIX MONTHS ENDED
                                                                         JUNE 30, 2002           YEAR ENDED
                                                                           (UNAUDITED)        DECEMBER 31, 2001
                                                                        ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income .............................................   $          2,936      $           5,213
  Net realized gain (loss) ..........................................              3,232                    402
  Net change in unrealized appreciation (depreciation) ..............              7,994                  1,610
                                                                        ----------------      -----------------
    Net increase (decrease) in net assets from operations ...........             14,162                  7,225
                                                                        ----------------      -----------------

DISTRIBUTIONS
  From net investment income ........................................             (1,760)                (5,096)
  From net realized gain ............................................               (836)                (1,815)
                                                                        ----------------      -----------------
    Net decrease in net assets from distributions ...................             (2,596)                (6,911)
                                                                        ----------------      -----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions .....             31,076                 22,955
                                                                        ----------------      -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS .........................             42,642                 23,269

NET ASSETS
  Beginning of period ...............................................            111,982                 88,713
                                                                        ----------------      -----------------
  End of period (including undistributed net investment income of
    $1,580 and $404, respectively) ..................................   $        154,624      $         111,982
                                                                        ================      =================

  See accompanying notes which are an integral part of the financial statements.

                                                  Real Estate Securities Fund 57

Real Estate Securities Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                            Years Ended December 31,
                                                                         -----------------------------
                                                              2002*        2001       2000      1999**
                                                             -------     -------     ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD .....................   $ 10.75     $ 10.67     $ 8.81    $ 10.00
                                                             -------     -------     ------    -------
INCOME FROM OPERATIONS

  Net investment income (a) ..............................       .25         .57        .54        .35
  Net realized and unrealized gain (loss) ................       .99         .24       1.81      (1.08)
                                                             -------     -------     ------    -------
    Total income from operations .........................      1.24         .81       2.35       (.73)

DISTRIBUTIONS

  From net investment income .............................      (.16)       (.55)      (.49)      (.34)
  From net realized gain .................................      (.08)       (.18)        --         --
  Tax return of capital ..................................        --          --         --       (.12)
                                                             -------     -------     ------    -------
    Total distributions ..................................      (.24)       (.73)      (.49)      (.46)
                                                             -------     -------     ------    -------
NET ASSET VALUE, END OF PERIOD ...........................   $ 11.75     $ 10.75    $ 10.67    $  8.81
                                                             =======     =======    =======    =======
TOTAL RETURN (%)(b) ......................................     11.66        7.84      27.24      (7.26)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands) ...............   154,624     111,982     88,713     55,318
  Ratios to average net assets (%)(c):
    Operating expenses ...................................      1.03        1.06       1.08       1.15
    Net investment income ................................      4.60        5.35       5.58       5.84
  Portfolio turnover rate (%) ............................     38.20       55.13      45.79      23.98

 *  For the six months ended June 30, 2002 (Unaudited).
 ** For the period April 30, 1999 (commencement of operations) to December 31,
    1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

58 Real Estate Securities Fund

RUSSELL INSURANCE FUNDS

NOTES TO STATEMENT OF NET ASSETS

June 30, 2002 (Unaudited)


FOOTNOTES:
(AE)  Nonincome-producing security.
(Yen) Real Estate Investment Trust (REIT).
(s) Held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(y)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E)   Adjustable or floating rate security.
(o)   Forward commitment.
(b)   Perpetual floating rate security.
(u)   Bond is insured by a guarantor.
(z) This security has been valued by the Security Valuation Committee, delegated by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(O)   In default.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
FDIC - Federal Deposit Insurance Company
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso             GBP - British pound sterling         PHP - Philippine peso
   AUD - Australian dollar          HKD - Hong Kong dollar               PLN - Polish zloty
   BRL - Brazilian real             HUF - Hungarian forint               RUB - Russian ruble
   CAD - Canadian dollar            IDR - Indonesian rupiah              SEK - Swedish krona
   CHF - Swiss franc                ILS - Israeli shekel                 SGD - Singapore dollar
   CLP - Chilean peso               INR - Indian rupee                   SKK - Slovakian koruna
   CNY - Chinese renminbi yuan      ITL - Italian lira                   THB - Thai baht
   COP - Columbian peso             JPY - Japanese yen                   TRL - Turkish lira
   CRC - Costa Rica colon           KES - Kenyan schilling               USD - United States dollar
   CZK - Czech koruna               KRW - South Korean won               VEB - Venezuelan bolivar
   DKK - Danish krone               MXN - Mexican peso                   VND - Vietnam dong
   EGP - Egyptian pound             MYR - Malaysian ringgit              ZAR - South African rand
   EUR - Euro                       PEN - Peruvian nouveau sol

                                            Notes to Statement of Net Assets  59

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2002 (Unaudited)

1.  ORGANIZATION

  Russell Insurance Funds (the "Investment Company") is a series mutual fund with five investment portfolios, referred to as "Funds." These financial statements report on the Funds, each of which has distinct investment objectives and strategies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

  The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

  SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

  International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

  Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

  The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

  INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

  INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income.

  AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/ accreted using the interest method for both tax and financial reporting purposes.

  FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

60 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 2002 (Unaudited)

  It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds. From November 1, 2001 to December 31, 2001, the Aggressive Equity, Non-U.S., and Core Bond Funds incurred net realized capital losses of $460,679, $2,217,191, and $702,788, respectively. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending December 31, 2002.

  At December 31, 2001, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryfowards and expiration dates are as follows:

                                   12/31/09
                                --------------
  Multi-Style Equity            $   45,898,647
  Aggressive Equity                 11,438,703
  Non-U.S.                          27,331,155

  TAX BASIS UNREALIZED APPRECIATION (DEPRECIATION):

  As of June 30, 2002, the tax basis unrealized appreciation (depreciation) was as follows:


                                        MULTI-STYLE         AGGRESSIVE                                           REAL ESTATE
                                          EQUITY              EQUITY            NON-U.S.       CORE BOND          SECURITIES
                                     ---------------      --------------    --------------    --------------    ---------------
  Cost of Investments
  for Tax Purposes                    $   263,639,497     $  113,876,237    $  176,322,569    $  156,509,505    $   138,638,405
  Gross Tax
  Unrealized Appreciation                  15,034,154          3,683,790        17,330,688         9,460,903         15,105,555
  Gross Tax
  Unrealized Depreciation                 (50,420,150)        (4,476,446)      (32,656,632)       (9,857,316)          (279,006)
                                      ---------------     --------------    --------------    --------------    ---------------
  Net Tax Unrealized
  Appreciation (Depreciation)         $   (35,385,996)    $     (792,656)   $  (15,325,944)   $     (396,413)   $    14,826,549
                                      ===============     ==============    ==============    ==============    ===============

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

  The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and by recording gains and losses from securities transactions on the basis of specific identified cost incurred by each money manager for financial reporting purposes and on the basis of specific identified cost incurred by each Fund for tax purposes.

  EXPENSES: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

                                               Notes to Financial Statements  61

RUSSELL INSURANCE FUNDS

June 30, 2002 (Unaudited)


  FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

  (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

  (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

  Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

  The Non-U.S. Fund does not isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Non-U.S. Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

  DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

  The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

  FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 2002 are presented on the Statement of Net Assets for the Non-U.S. Fund.


 62  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 2002 (Unaudited)


  FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

  OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

  When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

  The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

  FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

  INVESTMENT IN INTERNATIONAL MARKETS: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

                                               Notes to Financial Statements  63

RUSSELL INSURANCE FUNDS

June 30, 2002 (Unaudited)


3.  INVESTMENT TRANSACTIONS

  SECURITIES: During period ended June 30, 2002, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                                       PURCHASES                 SALES
                                    ---------------         ---------------
  Multi-Style Equity                $   182,724,564         $   171,148,206
  Aggressive Equity                      89,783,579              81,632,927
  Non-U.S.                               57,683,206              50,938,150
  Core Bond                              66,320,318              71,035,810
  Real Estate Securities                 75,143,155              46,022,799

  Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                       PURCHASE                  SALES
                                    ----------------        ---------------
  Core Bond                         $    281,014,027        $   278,537,155

  WRITTEN OPTIONS CONTRACTS: Fund transactions in written options for the period ended June 30, 2002 were as follows: WRITTEN OPTIONS


                                    NOTIONAL  VALUE             PREMIUMS
  CORE BOND                              (000)                  RECEIVED
                                    ----------------        ----------------
  Outstanding December 31, 2001     $          1,224        $        325,553
  Opened                                       1,100                  87,143
  Closed                                         (88)                (28,963)
  Expired                                       (980)               (321,552)
                                    ----------------        ----------------
  Outstanding June 30, 2002         $          1,256        $         62,181
                                    ================        ================

  SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent in money market mutual funds and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the Securities Lending agreement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

  Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of June 30, 2002, the value outstanding securities on loan and the value of collateral amounted to as follows:

                                VALUE OF                    VALUE OF
                           SECURITIES ON LOAN              COLLATERAL
                           ------------------            --------------
  Multi-Style Equity           $    4,038,993            $    4,155,352
  Aggressive Equity                 9,963,718                10,187,677

  As of June 30, 2002, 100% of collateral received for the securities on loan is cash. The collateral is invested in the Deutsche Bank IDA Fund.

64  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 2002 (Unaudited)

4.   Related Parties

  MANAGER: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

  The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of June 30, 2002, $71,731,000 of the Money Market Fund's net assets represents investments by the Funds.

  For the period ended June 30, 2002, the management fee paid to FRIMCo, for the Funds listed below, inaccordance with the Investment Company's Management Agreement with that firm, amounted to $3,126,432 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the following table, of the average daily net assets of the applicable Fund.

  Prior to April 8, 2002, FRIMCo reduced its management fees for each Fund by management fees incurred on assets invested in the Frank Russell Investment Company Money Market Fund thereby eliminating any duplication of fees.

                               ANNUAL RATE                                         ANNUAL RATE
                              -------------                                       -------------
  Multi-Style Equity              0.78%        Core Bond                               0.60%
  Aggressive Equity               0.95         Real Estate Securities                  0.85
  Non-U.S.                        0.95

  FRIMCo has contractually agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has contractually agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps. There were no reimbursements for the period ended June 30, 2002.

  The expense caps and waivers as of June 30, 2002 were as follows:

                                              EXPENSE             ADVISORY
                                                CAP             FEES WAIVED
                                            ------------       ------------
  Multi-Style Equity                             0.92%         $     53,620
  Aggressive Equity                              1.25                39,437
  Non-U.S.                                       1.30               100,303
  Core Bond                                      0.80                 6,552
  Real Estate Securities                         1.15                    --

  ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department. Total fees for the Funds reported herein for the period ended June 30, 2002 were $40,774.

                                               Notes to Financial Statements  65

RUSSELL INSURANCE FUNDS

June 30, 2002 (Unaudited)


  CUSTODIAN: The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. For the period ended June 30, 2002 the Funds' custodian fees were reduced by the following amounts under these arrangements:

  Multi-Style Equity                         $        109
  Aggressive Equity                                    94
  Non-U.S.                                            399
  Core Bond                                         1,251
  Real Estate Securities                               81

  TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the period ended June 30, 2002 were $24,420.

  DISTRIBUTOR: Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

  BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price and commissions. Amounts paid to Frank Russell Securities, Inc. for the period ended June 30, 2002 for the Multi-Style Equity Fund were $8,861, for the Aggressive Equity Fund were $2,892, for the Non-U.S. Fund were $5,352, and for the Real Estate Securities Fund were $3,611.

  Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

  BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $52,000 per year. Additionally, there is a retainer of $10,000 paid to the committee lead; a $6,000 retainer to each committee chair; a $5,000 retainer for each member attending the committee meeting in person and $2,000 for any special or additional meeting attended in person. The Trustee will receive a $500 retainer for attending the meeting by phone instead of receiving the full retainer had the member attended in person. Out of pocket expenses are also paid by the Investment Company.

  BENEFICIAL INTEREST: As of June 30, 2002, FRIMCo and the Funds had four client relationships, the largest being Northwestern Mutual Life Insurance Company, that represented more than 10% of the total outstanding shares of the respective Funds.

                                                  Client Relationship
                                                       Percentages
                                      ----------------------------------------
  Multi-Style Equity                    29.1%      26.4%      20.1%      13.0%
  Aggressive Equity                     30.7       28.4       20.5         --
  Non-U.S.                              31.9       26.9       22.9       11.6
  Core Bond                             40.6       29.5       18.0         --
  Real Estate Securities                40.6       32.2       16.5         --

66  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

June 30, 2002 (Unaudited)

5.   Fund Share Transactions

  Share transactions for the period ended June 30, 2002 and December 31, 2001, were as follows:

                                                                       SHARES                    DOLLARS (000)
                                                           --------------------------   --------------------------
                                                               2002          2001           2002          2001
                                                           -----------   ------------   -----------    -----------
  MULTI-STYLE EQUITY
    Proceeds from shares sold                                1,541,274      4,599,577   $    17,624    $    56,717
    Proceeds from reinvestment of distributions                 60,375        437,867           694          5,697
    Payments for shares redeemed                              (692,497)    (2,373,084)       (7,782)       (29,522)
                                                           -----------   ------------   -----------    -----------
    Total net increase (decrease)                              909,152      2,664,360   $    10,536    $    32,892
                                                           ===========   ============   ===========    ===========

  AGGRESSIVE EQUITY
    Proceeds from shares sold                                  954,485      1,940,748   $    11,088    $    21,313
    Proceeds from reinvestment of distributions                     --         10,601            --            114
    Payments for shares redeemed                              (428,647)    (1,276,500)       (4,933)       (13,891)
                                                           -----------   ------------   -----------    -----------
    Total net increase (decrease)                              525,838        674,849   $     6,155    $     7,536
                                                           ===========   ============   ===========    ===========

  NON-U.S.
    Proceeds from shares sold                                3,137,635      5,742,086   $    27,083    $    54,173
    Proceeds from reinvestment of distributions                     --        109,957            --            938
    Payments for shares redeemed                            (2,577,877)    (4,618,879)      (22,378)       (43,984)
                                                           -----------   ------------   -----------    -----------
    Total net increase (decrease)                              559,758      1,233,164   $     4,705    $    11,127
                                                           ===========   ============   ===========    ===========

  CORE BOND
    Proceeds from shares sold                                1,065,035      3,251,892   $    10,885    $    33,231
    Proceeds from reinvestment of distributions                130,031        645,318         1,316          6,523
    Payments for shares redeemed                              (665,637)    (1,831,680)       (6,804)       (18,687)
                                                           -----------   ------------   -----------    -----------
    Total net increase (decrease)                              529,429      2,065,530   $     5,397    $    21,067
                                                           ===========   ============   ===========    ===========

  REAL ESTATE SECURITIES
    Proceeds from shares sold                                2,731,287      3,555,196   $    30,966    $    37,911
    Proceeds from reinvestment of distributions                235,089        651,129         2,597          6,911
    Payments for shares redeemed                              (222,314)    (2,102,841)       (2,487)       (21,867)
                                                           -----------   ------------   -----------    -----------
    Total net increase (decrease)                            2,744,062      2,103,484   $    31,076    $    22,955
                                                           ===========   ============   ===========    ===========

                                               Notes to Financial Statements  67

RUSSELL INSURANCE FUNDS
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Kristianne Blake
  Lee C. Gingrich
  Eleanor W. Palmer
  Raymond P. Tennison, Jr.

TRUSTEES EMERITUS
  George F. Russell, Jr.

OFFICERS
  Lynn L. Anderson, Chairman of the Board and President
  Mark Amberson, Director of Short Term Investment Funds
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

CONSULTANT
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

CUSTODIAN
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

LEGAL COUNSEL
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

MONEY MANAGERS
MULTI-STYLE EQUITY FUND
  Alliance Capital Management L.P., Minneapolis, MN
  Barclays Global Investors,  N.A., San Francisco, CA
  Brandywine Asset Management, Inc., Wilmington, DE
  Peachtree Asset Management, Atlanta, GA
  Strong Capital Management, Inc., Menomonee Falls, WI
  Turner Investment Partners, Inc., Berwyn, PA
  Westpeak Global Advisors, L.P., Boulder, CO

AGGRESSIVE EQUITY FUND
  CapitalWorks Investment Partners, LLC, San Diego, CA
  David J. Greene and Company, LLC, New York, NY
  Geewax, Terker & Company, Chadds Ford, PA
  Jacobs Levy Equity Management, Inc., Florham Park, NJ
  Suffolk Capital Management, LLC. New York, NY
  Systematic Financial Management, L.P., Teaneck, NJ
  TimesSquare Capital Management, Inc., New York, NY
  Westpeak Global Advisors, L.P., Boulder, CO

NON-U.S. FUND
  Fidelity Management & Research Company, Boston, MA
  J.P. Morgan Investment Management Inc., New York, NY
  Oechsle International Advisors, LLC, Boston, MA
  The Boston Company Asset Management, LLC, Boston, MA

CORE BOND FUND
  Pacific Investment Management Company LLC,
    Newport Beach, CA
  TimesSquare Capital Management, Inc., New York, NY

REAL ESTATE SECURITIES FUND
  AEW Management and Advisors, L.P., Boston, MA
  RREEF America L.L.C., Chicago, IL
  Security Capital Research & Management Incorporated,
    Chicago, IL

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

68 Manager, Money Managers and Service Providers

[LOGO OF RUSSELL]

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com